Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.8%
Adient plc *	166,784	4,288,017
Aptiv plc	61,731	5,234,172
Autoliv, Inc.	36,940	2,830,712
BorgWarner, Inc.	82,113	2,815,655
Cooper Tire & Rubber Co.	43,674	1,156,924
Dana, Inc.	84,157	1,296,859
Ford Motor Co.	3,076,602	27,135,630
General Motors Co.	940,413	31,400,390
Gentex Corp.	57,918	1,724,219
Harley-Davidson, Inc.	68,596	2,291,106
Lear Corp.	34,018	4,190,337
The Goodyear Tire & Rubber Co.	319,682	4,197,425
Thor Industries, Inc.	27,524	2,216,232
Visteon Corp. *	38,092	3,040,123
		93,817,801

Banks 5.8%
Bank of America Corp.	1,294,731	42,506,019
CIT Group, Inc.	62,793	2,870,268
Citigroup, Inc.	687,489	51,156,056
Citizens Financial Group, Inc.	102,038	3,803,977
Comerica, Inc.	27,322	1,671,013
Fifth Third Bancorp	221,676	6,306,682
First Republic Bank	11,679	1,294,967
Huntington Bancshares, Inc.	160,179	2,173,629
JPMorgan Chase & Co.	603,931	79,936,307
KeyCorp	162,983	3,049,412
M&T Bank Corp.	23,975	4,040,267
New York Community Bancorp, Inc.	134,182	1,484,053
People’s United Financial, Inc.	65,142	1,004,490
Regions Financial Corp.	225,693	3,514,040
The PNC Financial Services Group, Inc.	96,574	14,346,068
Truist Financial Corp.	254,468	13,122,915
U.S. Bancorp	324,565	17,273,349
Wells Fargo & Co.	1,247,639	58,564,175
		308,117,687

Capital Goods 8.3%
3M Co.	131,323	20,835,707
A.O. Smith Corp.	23,989	1,024,090
Acuity Brands, Inc.	9,523	1,122,476
AECOM *	67,752	3,267,679
AerCap Holdings N.V. *	46,448	2,629,421
AGCO Corp.	32,362	2,269,871
Allison Transmission Holdings, Inc.	33,636	1,486,711
AMETEK, Inc.	27,164	2,638,983
Arconic, Inc.	123,300	3,692,835
Carlisle Cos., Inc.	11,733	1,833,047
Caterpillar, Inc.	125,917	16,539,198
Cummins, Inc.	49,242	7,877,243
Deere & Co.	77,203	12,242,852
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	25,180	1,305,583
Dover Corp.	30,275	3,446,809
Eaton Corp. plc	131,699	12,441,604
EMCOR Group, Inc.	19,481	1,600,754
Emerson Electric Co.	175,361	12,561,108
EnerSys	15,684	1,128,621
Fastenal Co.	90,228	3,147,153
Flowserve Corp.	39,287	1,833,917
Fluor Corp.	215,370	3,852,969
Fortive Corp.	28,861	2,162,555
Fortune Brands Home & Security, Inc.	39,298	2,700,166
GATX Corp.	14,793	1,126,191
General Dynamics Corp.	70,185	12,313,256
General Electric Co.	5,668,653	70,574,730
HD Supply Holdings, Inc. *	32,347	1,317,817
Hexcel Corp.	14,659	1,087,991
Honeywell International, Inc.	112,136	19,424,198
Hubbell, Inc.	13,545	1,940,050
Huntington Ingalls Industries, Inc.	10,070	2,628,270
IDEX Corp.	9,396	1,539,535
Illinois Tool Works, Inc.	74,103	12,966,543
Ingersoll-Rand plc	44,427	5,919,009
Jacobs Engineering Group, Inc.	41,766	3,864,608
Johnson Controls International plc	175,380	6,918,741
L3Harris Technologies, Inc.	37,444	8,287,480
Lincoln Electric Holdings, Inc.	16,676	1,487,166
Lockheed Martin Corp.	35,785	15,320,274
Masco Corp.	47,209	2,243,372
MSC Industrial Direct Co., Inc., Class A	15,440	1,051,001
Nordson Corp.	7,453	1,258,514
Northrop Grumman Corp.	31,872	11,938,295
Oshkosh Corp.	28,274	2,432,695
Owens Corning	41,417	2,505,314
PACCAR, Inc.	96,688	7,175,216
Parker-Hannifin Corp.	29,498	5,772,464
Pentair plc	43,809	1,880,720
Quanta Services, Inc.	67,675	2,649,476
Raytheon Co.	57,967	12,807,229
Regal Beloit Corp.	15,239	1,195,652
Resideo Technologies, Inc. *	91,939	935,939
Rockwell Automation, Inc.	21,237	4,070,283
Roper Technologies, Inc.	6,388	2,438,044
Sensata Technologies Holding plc *	25,678	1,213,799
Snap-on, Inc.	13,701	2,187,091
Spirit AeroSystems Holdings, Inc., Class A	25,857	1,688,979
Stanley Black & Decker, Inc.	31,222	4,974,601
Terex Corp.	52,653	1,334,754
Textron, Inc.	81,605	3,748,118
The Boeing Co.	67,140	21,368,648
The Timken Co.	24,912	1,308,627
The Toro Co.	15,295	1,223,906
TransDigm Group, Inc.	5,628	3,620,380
Trinity Industries, Inc.	80,657	1,639,757
United Rentals, Inc. *	31,400	4,260,666
United Technologies Corp.	200,636	30,135,527
Valmont Industries, Inc.	8,689	1,234,359
W.W. Grainger, Inc.	13,251	4,010,680

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WABCO Holdings, Inc. *	9,475	1,285,284
Watsco, Inc.	8,118	1,411,883
WESCO International, Inc. *	37,540	1,817,311
Westinghouse Air Brake Technologies Corp.	16,622	1,227,701
Xylem, Inc.	20,602	1,682,359
		442,085,855

Commercial & Professional Services 0.6%
ABM Industries, Inc.	27,756	1,058,614
Cintas Corp.	9,686	2,702,103
Equifax, Inc.	14,809	2,219,869
IAA, Inc. *	21,973	1,038,444
IHS Markit Ltd. *	27,441	2,163,997
KAR Auction Services, Inc.	22,685	476,839
ManpowerGroup, Inc.	45,743	4,185,027
Nielsen Holdings plc	167,607	3,419,183
Pitney Bowes, Inc.	261,206	976,910
Republic Services, Inc.	38,496	3,659,045
Robert Half International, Inc.	39,859	2,318,598
Verisk Analytics, Inc.	9,577	1,555,975
Waste Management, Inc.	67,995	8,274,992
		34,049,596

Consumer Durables & Apparel 1.5%
Brunswick Corp.	27,374	1,720,456
Capri Holdings Ltd. *	87,414	2,618,924
Carter’s, Inc.	16,059	1,703,378
D.R. Horton, Inc.	76,568	4,532,826
Fossil Group, Inc. *	118,018	794,261
Garmin Ltd.	18,793	1,821,981
Hanesbrands, Inc.	117,063	1,610,787
Hasbro, Inc.	21,776	2,218,321
Kontoor Brands, Inc. *	8,595	327,813
Leggett & Platt, Inc.	39,457	1,877,759
Lennar Corp., Class A	48,650	3,228,414
lululemon Athletica, Inc. *	5,660	1,354,947
Mattel, Inc. *	225,324	3,296,490
Mohawk Industries, Inc. *	20,949	2,758,564
Newell Brands, Inc.	178,166	3,479,582
NIKE, Inc., Class B	177,298	17,073,797
NVR, Inc. *	688	2,626,075
Polaris, Inc.	21,396	1,965,009
PulteGroup, Inc.	92,979	4,151,512
PVH Corp.	29,441	2,566,372
Ralph Lauren Corp.	23,085	2,620,148
Tapestry, Inc.	117,347	3,024,032
Toll Brothers, Inc.	36,064	1,599,799
Under Armour, Inc., Class A *	27,250	549,905
Under Armour, Inc., Class C *	28,260	507,550
VF Corp.	61,408	5,095,022
Whirlpool Corp.	36,151	5,284,192
		80,407,916

Consumer Services 1.8%
Aramark	70,963	3,132,307
Carnival Corp.	131,639	5,730,246
Chipotle Mexican Grill, Inc. *	2,958	2,563,876
Darden Restaurants, Inc.	21,415	2,493,349
Domino’s Pizza, Inc.	5,607	1,579,772
H&R Block, Inc.	56,076	1,300,963
Hilton Worldwide Holdings, Inc.	22,555	2,431,429
Las Vegas Sands Corp.	85,910	5,610,782
Marriott International, Inc., Class A	28,698	4,019,442
McDonald’s Corp.	133,671	28,601,584
MGM Resorts International	108,334	3,364,854
Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	35,153	1,892,989
Royal Caribbean Cruises Ltd.	31,773	3,719,983
Service Corp. International	23,284	1,116,468
Six Flags Entertainment Corp.	20,202	770,302
Starbucks Corp.	140,192	11,892,487
The Wendy’s Co.	54,831	1,188,188
Wyndham Destinations, Inc.	29,693	1,441,001
Wynn Resorts Ltd.	19,240	2,427,318
Yum China Holdings, Inc.	59,499	2,562,622
Yum! Brands, Inc.	65,566	6,934,916
		94,774,878

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	15,454	1,234,002
AGNC Investment Corp.	76,778	1,427,303
Ally Financial, Inc.	255,017	8,168,195
American Express Co.	154,703	20,091,279
Ameriprise Financial, Inc.	47,846	7,914,207
Annaly Capital Management, Inc.	277,993	2,713,212
Berkshire Hathaway, Inc., Class A *	70	23,519,721
Berkshire Hathaway, Inc., Class B *	213,650	47,949,469
BlackRock, Inc.	17,730	9,349,915
Capital One Financial Corp.	209,136	20,871,773
CME Group, Inc.	21,322	4,629,219
Discover Financial Services	131,715	9,895,748
FactSet Research Systems, Inc.	4,320	1,235,995
Franklin Resources, Inc.	161,263	4,079,954
Intercontinental Exchange, Inc.	32,481	3,239,655
Invesco Ltd.	192,679	3,333,347
Janus Henderson Group plc	46,215	1,167,853
Jefferies Financial Group, Inc.	87,809	1,900,187
Lazard Ltd., Class A	32,244	1,352,958
Legg Mason, Inc.	51,943	2,033,568
LPL Financial Holdings, Inc.	16,215	1,493,888
Moody’s Corp.	15,219	3,908,087
Morgan Stanley	247,902	12,955,359
MSCI, Inc.	5,612	1,603,910
Nasdaq, Inc.	12,294	1,431,759
Navient Corp.	240,968	3,465,120
New Residential Investment Corp.	77,508	1,297,484
Northern Trust Corp.	27,783	2,717,455
Raymond James Financial, Inc.	16,336	1,493,600
S&P Global, Inc.	19,122	5,616,705
Santander Consumer USA Holdings, Inc.	51,663	1,375,269
SEI Investments Co.	19,928	1,300,501
Starwood Property Trust, Inc.	45,979	1,179,821
State Street Corp.	106,441	8,050,133
Synchrony Financial	253,649	8,220,764
T. Rowe Price Group, Inc.	49,348	6,589,438
TD Ameritrade Holding Corp.	27,989	1,328,918
The Bank of New York Mellon Corp.	208,562	9,339,406
The Charles Schwab Corp. (a)	77,894	3,548,072
The Goldman Sachs Group, Inc.	117,480	27,930,870
Voya Financial, Inc.	58,712	3,506,868
Waddell & Reed Financial, Inc., Class A	63,698	1,017,894
		285,478,881

Energy 7.9%
Antero Resources Corp. *	326,787	604,556
Apache Corp.	155,528	4,267,688
Baker Hughes Co.	320,805	6,948,636
Cabot Oil & Gas Corp.	52,353	737,654
Chevron Corp.	686,794	73,583,109
Concho Resources, Inc.	21,663	1,641,622
ConocoPhillips	374,527	22,258,140
Devon Energy Corp.	102,798	2,232,773
EOG Resources, Inc.	89,630	6,534,923

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Exxon Mobil Corp.	1,911,435	118,738,342
Halliburton Co.	356,631	7,778,122
Helmerich & Payne, Inc.	50,973	2,066,955
Hess Corp.	86,092	4,870,224
HollyFrontier Corp.	104,659	4,701,282
Kinder Morgan, Inc.	536,409	11,194,856
Marathon Oil Corp.	361,804	4,113,712
Marathon Petroleum Corp.	320,998	17,494,391
Murphy Oil Corp.	121,946	2,555,988
Nabors Industries Ltd.	728,167	1,507,306
National Oilwell Varco, Inc.	316,051	6,513,811
Noble Corp. plc *	1,132,620	914,930
Noble Energy, Inc.	131,553	2,600,803
Occidental Petroleum Corp.	361,489	14,358,343
Oceaneering International, Inc. *	109,881	1,363,623
ONEOK, Inc.	48,895	3,660,769
Patterson-UTI Energy, Inc.	126,375	1,003,418
PBF Energy, Inc., Class A	98,301	2,683,617
Phillips 66	265,819	24,287,882
Pioneer Natural Resources Co.	19,676	2,656,260
QEP Resources, Inc.	220,552	699,150
Range Resources Corp.	197,080	591,240
Schlumberger Ltd.	554,165	18,570,069
SM Energy Co.	91,791	842,641
Targa Resources Corp.	66,751	2,436,412
The Williams Cos., Inc.	224,366	4,642,133
Transocean Ltd. *	508,320	2,317,939
Valaris plc *(b)	334,835	1,711,007
Valero Energy Corp.	350,310	29,534,636
World Fuel Services Corp.	152,125	5,951,130
		421,170,092

Food & Staples Retailing 3.0%
Casey’s General Stores, Inc.	12,142	1,953,162
Costco Wholesale Corp.	99,577	30,422,765
Performance Food Group Co. *	41,092	2,128,155
Rite Aid Corp. *(b)	229,912	2,747,448
SpartanNash, Co.	87,865	1,070,196
Sysco Corp.	105,633	8,676,695
The Kroger Co.	639,108	17,166,441
U.S. Foods Holding Corp. *	91,881	3,690,860
Walgreens Boots Alliance, Inc.	418,879	21,299,997
Walmart, Inc.	606,103	69,392,732
		158,548,451

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	462,743	21,994,175
Archer-Daniels-Midland Co.	474,887	21,255,942
Brown-Forman Corp., Class B	25,623	1,733,140
Bunge Ltd.	173,241	9,083,026
Campbell Soup Co.	44,723	2,164,146
Coca-Cola European Partners plc	32,284	1,698,461
ConAgra Brands, Inc.	137,181	4,515,998
Constellation Brands, Inc., Class A	19,451	3,662,623
Flowers Foods, Inc.	53,502	1,151,898
General Mills, Inc.	164,986	8,615,569
Hormel Foods Corp.	54,670	2,583,704
Ingredion, Inc.	30,013	2,641,144
Kellogg Co.	60,086	4,098,466
McCormick & Co., Inc. — Non Voting Shares	10,800	1,764,396
Molson Coors Beverage Co., Class B	50,894	2,828,689
Mondelez International, Inc., Class A	333,439	19,132,730
Monster Beverage Corp. *	31,175	2,076,255
PepsiCo, Inc.	236,325	33,562,876
Philip Morris International, Inc.	362,474	29,976,600
Sanderson Farms, Inc.	9,242	1,272,531
Security	Number of Shares	Value ($)
The Coca-Cola Co.	574,857	33,571,649
The Hershey Co.	18,667	2,896,558
The JM Smucker Co.	34,151	3,538,385
The Kraft Heinz Co.	228,855	6,682,566
Tyson Foods, Inc., Class A	102,990	8,510,064
		231,011,591

Health Care Equipment & Services 5.7%
Abbott Laboratories	159,782	13,923,403
AmerisourceBergen Corp.	51,969	4,446,468
Anthem, Inc.	78,601	20,851,273
Baxter International, Inc.	48,583	4,334,575
Becton, Dickinson & Co.	18,290	5,033,042
Boston Scientific Corp. *	57,248	2,396,974
Cardinal Health, Inc.	229,794	11,767,751
Centene Corp. *	104,463	6,561,321
Cerner Corp.	42,662	3,064,411
Cigna Corp. *	42,011	8,082,076
Covetrus, Inc. *	32,915	404,854
CVS Health Corp.	748,706	50,777,241
Danaher Corp.	47,111	7,578,747
DaVita, Inc. *	60,808	4,856,735
DENTSPLY SIRONA, Inc.	33,911	1,899,016
Edwards Lifesciences Corp. *	7,668	1,685,886
Encompass Health Corp.	17,229	1,327,150
HCA Healthcare, Inc.	71,136	9,873,677
Henry Schein, Inc. *	41,831	2,883,829
Hologic, Inc. *	25,099	1,343,298
Humana, Inc.	44,569	14,985,881
Intuitive Surgical, Inc. *	5,642	3,158,279
Laboratory Corp. of America Holdings *	17,640	3,094,056
Magellan Health, Inc. *	17,224	1,260,969
McKesson Corp.	124,894	17,811,133
MEDNAX, Inc. *	53,868	1,242,735
Medtronic plc	206,535	23,842,400
Molina Healthcare, Inc. *	9,477	1,165,387
Patterson Cos., Inc.	66,311	1,459,505
Quest Diagnostics, Inc.	43,057	4,765,118
ResMed, Inc.	11,057	1,757,731
Steris plc	8,080	1,217,575
Stryker Corp.	27,236	5,738,625
Tenet Healthcare Corp. *	66,487	2,103,649
The Cooper Cos., Inc.	3,647	1,265,108
UnitedHealth Group, Inc.	165,419	45,068,407
Universal Health Services, Inc., Class B	25,105	3,442,147
Varian Medical Systems, Inc. *	13,122	1,844,560
Zimmer Biomet Holdings, Inc.	24,983	3,694,986
		302,009,978

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	32,582	2,418,236
Colgate-Palmolive Co.	128,142	9,454,317
Coty, Inc., Class A	99,457	1,020,429
Herbalife Nutrition Ltd. *	25,277	982,011
Kimberly-Clark Corp.	54,888	7,862,157
Nu Skin Enterprises, Inc., Class A	26,481	863,016
The Clorox Co.	16,289	2,562,423
The Estee Lauder Cos., Inc., Class A	19,186	3,744,340
The Procter & Gamble Co.	443,339	55,248,906
		84,155,835

Insurance 3.7%
Aflac, Inc.	194,634	10,037,275
Alleghany Corp. *	2,668	2,128,157
American Financial Group, Inc.	15,346	1,669,491
American International Group, Inc.	609,722	30,644,628

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aon plc	39,480	8,695,470
Arch Capital Group Ltd. *	40,468	1,787,067
Arthur J. Gallagher & Co.	21,815	2,237,565
Assurant, Inc.	17,872	2,333,368
Assured Guaranty Ltd.	53,859	2,468,897
Athene Holding Ltd., Class A *	25,898	1,128,117
Axis Capital Holdings Ltd.	28,922	1,858,238
Chubb Ltd.	69,594	10,577,592
Cincinnati Financial Corp.	22,604	2,372,290
CNO Financial Group, Inc.	100,195	1,762,430
Everest Re Group Ltd.	12,931	3,576,327
Fidelity National Financial, Inc.	56,339	2,746,526
First American Financial Corp.	26,333	1,632,119
Genworth Financial, Inc., Class A *	406,458	1,666,478
Globe Life, Inc.	20,314	2,117,938
Lincoln National Corp.	68,052	3,707,473
Loews Corp.	95,891	4,933,592
Markel Corp. *	1,414	1,658,580
Marsh & McLennan Cos., Inc.	74,609	8,345,763
MetLife, Inc.	240,955	11,977,873
Old Republic International Corp.	77,318	1,743,521
Principal Financial Group, Inc.	68,993	3,653,179
Prudential Financial, Inc.	123,385	11,235,438
Reinsurance Group of America, Inc.	15,215	2,191,721
RenaissanceRe Holdings Ltd.	8,551	1,619,901
The Allstate Corp.	109,967	13,035,488
The Hanover Insurance Group, Inc.	8,648	1,198,440
The Hartford Financial Services Group, Inc.	97,609	5,786,262
The Progressive Corp.	78,829	6,360,712
The Travelers Cos., Inc.	135,448	17,827,666
Unum Group	79,132	2,112,033
W.R. Berkley Corp.	28,274	2,078,987
White Mountains Insurance Group Ltd.	1,383	1,545,115
Willis Towers Watson plc	12,439	2,628,236
		195,079,953

Materials 3.1%
Air Products & Chemicals, Inc.	25,089	5,988,995
Albemarle Corp.	26,604	2,135,769
Alcoa Corp. *	131,599	1,835,806
AptarGroup, Inc.	9,453	1,091,916
Ashland Global Holdings, Inc.	17,681	1,308,040
Avery Dennison Corp.	16,935	2,222,549
Ball Corp.	33,347	2,406,986
Berry Global Group, Inc. *	24,547	1,043,738
Celanese Corp.	26,154	2,706,939
CF Industries Holdings, Inc.	66,149	2,664,482
Commercial Metals Co.	87,236	1,792,700
Corteva, Inc. *	207,631	6,004,689
Crown Holdings, Inc. *	21,564	1,596,383
Domtar Corp.	45,875	1,597,367
Dow, Inc. *	208,374	9,599,790
DuPont de Nemours, Inc.	203,019	10,390,512
Eastman Chemical Co.	59,094	4,211,629
Ecolab, Inc.	31,616	6,200,214
FMC Corp.	12,783	1,221,927
Freeport-McMoRan, Inc.	453,423	5,032,995
Graphic Packaging Holding Co.	105,031	1,641,635
Huntsman Corp.	91,623	1,883,769
International Flavors & Fragrances, Inc. (b)	12,499	1,638,744
International Paper Co.	151,338	6,162,483
Linde plc	59,592	12,104,923
LyondellBasell Industries N.V., Class A	207,583	16,162,412
Martin Marietta Materials, Inc.	8,812	2,324,606
Newmont Corp.	96,966	4,369,288
Nucor Corp.	131,936	6,265,641
O-I Glass, Inc.	106,339	1,341,998
Olin Corp.	62,586	930,654
Security	Number of Shares	Value ($)
Packaging Corp. of America	23,557	2,255,583
PPG Industries, Inc.	60,402	7,238,576
Reliance Steel & Aluminum Co.	34,902	4,006,750
RPM International, Inc.	24,155	1,723,942
Sealed Air Corp.	55,470	1,969,185
Sonoco Products Co.	27,612	1,577,750
Steel Dynamics, Inc.	83,034	2,481,056
The Mosaic Co.	243,095	4,823,005
The Sherwin-Williams Co.	8,223	4,580,129
United States Steel Corp. (b)	126,329	1,145,804
Vulcan Materials Co.	13,419	1,900,533
WestRock Co.	124,423	4,852,497
		164,434,389

Media & Entertainment 4.4%
Activision Blizzard, Inc.	120,304	7,035,378
Alphabet, Inc., Class A *	20,654	29,592,638
Alphabet, Inc., Class C *	20,934	30,024,171
Altice USA, Inc., Class A *	79,981	2,188,280
Charter Communications, Inc., Class A *	21,905	11,334,961
Cinemark Holdings, Inc.	30,559	962,914
Comcast Corp., Class A	987,452	42,648,052
Discovery, Inc., Class A *	34,871	1,020,325
Discovery, Inc., Class C *	78,350	2,175,779
DISH Network Corp., Class A *	60,477	2,223,135
Electronic Arts, Inc. *	29,555	3,189,576
Facebook, Inc., Class A *	87,774	17,722,448
Fox Corp., Class A	76,169	2,824,347
Fox Corp., Class B *	35,424	1,286,954
IAC/InterActiveCorp *	4,923	1,199,194
Liberty Global plc, Class A *	88,484	1,815,692
Liberty Global plc, Class C *	233,541	4,549,379
Liberty Media Corp. — Liberty SiriusXM, Class A *	36,366	1,766,297
Liberty Media Corp. — Liberty SiriusXM, Class C *	71,358	3,497,969
Netflix, Inc. *	3,198	1,103,598
News Corp., Class A	148,328	2,020,227
News Corp., Class B	46,402	648,236
Omnicom Group, Inc.	51,136	3,851,052
The Interpublic Group of Cos., Inc.	89,372	2,028,744
The Walt Disney Co.	333,523	46,129,566
ViacomCBS, Inc., Class B	360,522	12,304,616
		235,143,528

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	268,611	21,762,863
Agilent Technologies, Inc.	32,807	2,708,546
Alexion Pharmaceuticals, Inc. *	15,962	1,586,463
Allergan plc	46,564	8,690,705
Amgen, Inc.	111,414	24,070,995
Biogen, Inc. *	29,441	7,915,213
Bristol-Myers Squibb Co.	360,601	22,699,833
Eli Lilly & Co.	91,408	12,764,213
Gilead Sciences, Inc.	445,879	28,179,553
Illumina, Inc. *	4,180	1,212,493
IQVIA Holdings, Inc. *	19,182	2,978,005
Johnson & Johnson	444,973	66,243,130
Mallinckrodt plc *(b)	308,884	1,417,778
Merck & Co., Inc.	456,835	39,031,982
Mettler-Toledo International, Inc. *	2,271	1,719,556
Mylan N.V. *	179,759	3,850,438
Perrigo Co., plc	27,771	1,584,058
Pfizer, Inc.	1,397,034	52,025,546
Regeneron Pharmaceuticals, Inc. *	5,481	1,852,249
Thermo Fisher Scientific, Inc.	28,676	8,981,036
United Therapeutics Corp. *	18,492	1,806,114

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Waters Corp. *	7,366	1,648,437
Zoetis, Inc.	22,927	3,077,033
		317,806,239

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	7,258	1,184,506
American Tower Corp.	21,974	5,092,255
AvalonBay Communities, Inc.	12,240	2,652,286
Boston Properties, Inc.	22,557	3,233,546
Brixmor Property Group, Inc.	69,564	1,388,497
Camden Property Trust	10,768	1,210,646
CBRE Group, Inc., Class A *	47,440	2,896,212
CoreCivic, Inc.	81,765	1,304,152
Crown Castle International Corp.	33,025	4,948,466
Digital Realty Trust, Inc.	18,963	2,332,259
Diversified Healthcare Trust	139,531	1,077,179
Duke Realty Corp.	37,169	1,349,606
Equinix, Inc.	5,274	3,110,236
Equity Residential	42,288	3,513,287
Essex Property Trust, Inc.	4,879	1,511,319
Healthpeak Properties, Inc.	72,783	2,619,460
Host Hotels & Resorts, Inc.	219,877	3,592,790
Iron Mountain, Inc.	72,697	2,297,952
Jones Lang LaSalle, Inc.	12,321	2,092,352
Kimco Realty Corp.	70,723	1,347,273
Lamar Advertising Co., Class A	13,164	1,221,751
Mid-America Apartment Communities, Inc.	11,008	1,510,408
Outfront Media, Inc.	45,032	1,339,252
Park Hotels & Resorts, Inc.	65,662	1,440,624
Prologis, Inc.	36,799	3,417,891
Public Storage	11,827	2,646,409
Realogy Holdings Corp.	192,861	2,042,398
Realty Income Corp.	18,792	1,473,481
Service Properties Trust	64,852	1,399,506
Simon Property Group, Inc.	37,271	4,962,634
SL Green Realty Corp.	18,090	1,665,004
The Macerich Co.	41,651	929,234
UDR, Inc.	24,977	1,196,648
Ventas, Inc.	60,607	3,506,721
VEREIT, Inc.	178,398	1,741,164
Vornado Realty Trust	27,015	1,776,777
Welltower, Inc.	59,073	5,015,888
Weyerhaeuser Co.	169,669	4,911,918
WP Carey, Inc.	13,082	1,100,458
		92,052,445

Retailing 5.0%
Aaron’s, Inc.	19,281	1,144,520
Abercrombie & Fitch Co., Class A	69,064	1,129,887
Advance Auto Parts, Inc.	15,536	2,046,868
Amazon.com, Inc. *	9,576	19,235,503
American Eagle Outfitters, Inc.	86,804	1,249,978
AutoNation, Inc. *	39,846	1,691,064
AutoZone, Inc. *	2,241	2,370,888
Bed Bath & Beyond, Inc. (b)	449,416	6,404,178
Best Buy Co., Inc.	121,207	10,265,021
Big Lots, Inc.	63,461	1,717,255
Booking Holdings, Inc. *	4,578	8,380,258
CarMax, Inc. *	46,198	4,483,054
Chico’s FAS, Inc.	290,871	1,131,488
Core-Mark Holding Co., Inc.	55,636	1,304,108
Designer Brands, Inc., Class A	56,750	808,120
Dick’s Sporting Goods, Inc.	55,187	2,440,921
Dillard’s, Inc., Class A	18,089	1,098,364
Dollar General Corp.	63,094	9,679,250
Dollar Tree, Inc. *	45,341	3,947,841
eBay, Inc.	187,784	6,302,031
Security	Number of Shares	Value ($)
Expedia Group, Inc.	17,540	1,902,213
Foot Locker, Inc.	73,802	2,802,262
GameStop Corp., Class A (b)	466,197	1,790,196
Genuine Parts Co.	42,157	3,944,630
Group 1 Automotive, Inc.	17,283	1,741,608
Kohl’s Corp.	144,256	6,166,944
L Brands, Inc.	166,136	3,847,710
Lithia Motors, Inc., Class A	9,342	1,267,149
LKQ Corp. *	77,658	2,538,252
Lowe’s Cos., Inc.	198,302	23,050,624
Macy’s, Inc.	385,345	6,146,253
Murphy USA, Inc. *	24,534	2,506,639
Nordstrom, Inc.	84,258	3,105,750
O'Reilly Automotive, Inc. *	12,029	4,884,977
Office Depot, Inc.	974,986	2,164,469
Penske Automotive Group, Inc.	23,204	1,089,892
Qurate Retail, Inc. Class A *	361,607	3,084,508
Ross Stores, Inc.	48,841	5,479,472
Sally Beauty Holdings, Inc. *	75,445	1,158,081
Signet Jewelers Ltd.	131,043	3,185,655
Target Corp.	238,805	26,445,266
The Gap, Inc.	197,662	3,441,295
The Home Depot, Inc.	186,143	42,459,218
The TJX Cos., Inc.	248,327	14,661,226
Tiffany & Co.	25,402	3,404,376
Tractor Supply Co.	28,549	2,653,629
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,635	1,509,673
Urban Outfitters, Inc. *	51,331	1,314,074
Williams-Sonoma, Inc.	30,679	2,149,984
		266,726,622

Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	28,674	3,146,972
Applied Materials, Inc.	158,874	9,213,103
Broadcom, Inc.	20,274	6,186,814
First Solar, Inc. *	20,794	1,030,967
Intel Corp.	1,087,765	69,540,816
KLA Corp.	27,244	4,515,421
Lam Research Corp.	17,948	5,352,273
Marvell Technology Group Ltd.	69,485	1,670,419
Maxim Integrated Products, Inc.	39,309	2,363,257
Microchip Technology, Inc.	22,461	2,189,498
Micron Technology, Inc. *	203,744	10,816,769
NVIDIA Corp.	29,486	6,971,375
NXP Semiconductors N.V.	39,918	5,063,998
ON Semiconductor Corp. *	66,651	1,542,971
Qorvo, Inc. *	25,972	2,749,396
QUALCOMM, Inc.	402,402	34,328,915
Skyworks Solutions, Inc.	36,336	4,111,418
Texas Instruments, Inc.	141,359	17,054,963
Xilinx, Inc.	26,007	2,197,071
		190,046,416

Software & Services 6.4%
Accenture plc, Class A	72,711	14,921,024
Adobe, Inc. *	13,575	4,766,726
Akamai Technologies, Inc. *	21,648	2,020,841
Alliance Data Systems Corp.	20,252	2,081,703
Amdocs Ltd.	38,930	2,801,014
ANSYS, Inc. *	5,494	1,507,169
Autodesk, Inc. *	7,186	1,414,564
Automatic Data Processing, Inc.	38,895	6,666,214
Booz Allen Hamilton Holding Corp.	20,198	1,576,252
Broadridge Financial Solutions, Inc.	13,171	1,569,325
CACI International, Inc., Class A *	4,921	1,316,072
Cadence Design Systems, Inc. *	16,321	1,176,907
CDK Global, Inc.	21,006	1,127,602

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Check Point Software Technologies Ltd. *	15,072	1,722,880
Citrix Systems, Inc.	22,749	2,757,634
Cognizant Technology Solutions Corp., Class A	111,035	6,815,328
Conduent, Inc. *	182,386	780,612
DXC Technology Co.	83,198	2,652,352
Fidelity National Information Services, Inc.	43,446	6,241,452
Fiserv, Inc. *	66,232	7,855,778
FleetCor Technologies, Inc. *	4,346	1,369,990
Global Payments, Inc.	21,454	4,193,184
International Business Machines Corp.	380,456	54,682,941
Intuit, Inc.	17,367	4,869,359
Jack Henry & Associates, Inc.	8,522	1,274,380
Leidos Holdings, Inc.	30,252	3,039,418
Mastercard, Inc., Class A	44,276	13,988,559
Microsoft Corp.	681,352	115,986,551
NortonLifeLock, Inc.	186,644	5,304,423
Oracle Corp.	525,300	27,551,985
Paychex, Inc.	34,895	2,992,944
PayPal Holdings, Inc. *	43,149	4,914,240
Perspecta, Inc.	45,548	1,278,532
Sabre Corp.	51,109	1,100,888
salesforce.com, Inc. *	11,182	2,038,590
Synopsys, Inc. *	9,604	1,416,686
Teradata Corp. *	47,038	1,144,905
The Western Union Co.	131,960	3,549,724
VeriSign, Inc. *	5,547	1,154,553
Visa, Inc., Class A	99,942	19,885,460
		343,508,761

Technology Hardware & Equipment 8.4%
Amphenol Corp., Class A	34,314	3,413,214
Anixter International, Inc. *	18,208	1,777,101
Apple, Inc.	967,697	299,511,898
Arrow Electronics, Inc. *	59,112	4,488,965
Avnet, Inc.	131,934	4,814,272
CDW Corp.	19,147	2,497,726
Cisco Systems, Inc.	805,136	37,012,102
CommScope Holding Co., Inc. *	91,821	1,118,839
Corning, Inc.	346,829	9,256,866
Dell Technologies, Inc., Class C *	22,738	1,108,932
F5 Networks, Inc. *	13,982	1,707,482
Flex Ltd. *	328,684	4,322,195
FLIR Systems, Inc.	20,243	1,043,324
Hewlett Packard Enterprise Co.	836,489	11,652,292
HP, Inc.	397,873	8,482,652
Jabil, Inc.	104,873	4,078,511
Juniper Networks, Inc.	159,172	3,651,406
Keysight Technologies, Inc. *	11,749	1,092,539
Motorola Solutions, Inc.	35,846	6,344,742
NCR Corp. *	44,099	1,487,018
NetApp, Inc.	71,319	3,808,435
Sanmina Corp. *	51,417	1,637,117
Seagate Technology plc	142,513	8,121,816
SYNNEX Corp.	19,155	2,638,793
TE Connectivity Ltd.	65,978	6,081,852
Tech Data Corp. *	32,225	4,638,466
Trimble, Inc. *	29,921	1,272,241
Western Digital Corp.	135,699	8,888,284
Xerox Holdings Corp.	87,187	3,101,242
		449,050,322

Telecommunication Services 3.6%
AT&T, Inc.	2,612,972	98,300,007
CenturyLink, Inc.	912,825	12,469,189
Frontier Communications Corp. *(b)	2,648,987	1,461,446
Sprint Corp. *	282,359	1,233,909
Security	Number of Shares	Value ($)
T-Mobile US, Inc. *	57,483	4,552,079
Telephone & Data Systems, Inc.	64,950	1,473,066
Verizon Communications, Inc.	1,257,107	74,722,440
		194,212,136

Transportation 2.1%
American Airlines Group, Inc.	105,308	2,826,467
Avis Budget Group, Inc. *	92,046	3,019,109
C.H. Robinson Worldwide, Inc.	45,047	3,253,294
CSX Corp.	135,500	10,344,070
Delta Air Lines, Inc.	57,513	3,205,775
Expeditors International of Washington, Inc.	46,047	3,363,273
FedEx Corp.	105,420	15,247,949
Hertz Global Holdings, Inc. *	184,134	2,901,952
JB Hunt Transport Services, Inc.	19,503	2,104,959
Kansas City Southern	17,734	2,991,548
Kirby Corp. *	14,251	1,044,456
Knight-Swift Transportation Holdings, Inc.	32,402	1,201,466
Landstar System, Inc.	10,314	1,142,275
Macquarie Infrastructure Corp.	29,210	1,288,453
Norfolk Southern Corp.	48,792	10,158,982
Old Dominion Freight Line, Inc.	8,248	1,618,505
Ryder System, Inc.	46,142	2,201,896
Southwest Airlines Co.	46,818	2,574,054
Union Pacific Corp.	141,697	25,423,276
United Airlines Holdings, Inc. *	25,884	1,936,123
United Parcel Service, Inc., Class B	109,905	11,377,365
XPO Logistics, Inc. *	22,567	2,006,658
		111,231,905

Utilities 3.9%
AES Corp.	315,140	6,258,680
Alliant Energy Corp.	39,162	2,324,656
Ameren Corp.	51,361	4,214,170
American Electric Power Co., Inc.	104,945	10,937,368
American Water Works Co., Inc.	22,005	2,997,081
Atmos Energy Corp.	16,099	1,884,066
CenterPoint Energy, Inc.	129,753	3,435,859
CMS Energy Corp.	55,675	3,814,294
Consolidated Edison, Inc.	81,390	7,650,660
Dominion Energy, Inc.	118,861	10,192,331
DTE Energy Co.	39,304	5,212,103
Duke Energy Corp.	194,324	18,971,852
Edison International	95,080	7,278,374
Entergy Corp.	48,352	6,359,255
Eversource Energy	61,830	5,715,565
Exelon Corp.	298,299	14,196,049
FirstEnergy Corp.	70,967	3,604,414
NextEra Energy, Inc.	60,393	16,197,403
NiSource, Inc.	67,268	1,971,625
NRG Energy, Inc.	41,139	1,517,618
OGE Energy Corp.	39,272	1,800,621
PG&E Corp. *	730,905	11,117,065
Pinnacle West Capital Corp.	26,837	2,621,707
Portland General Electric Co.	20,528	1,262,472
PPL Corp.	214,315	7,756,060
Public Service Enterprise Group, Inc.	117,199	6,938,181
Sempra Energy	43,746	7,027,358
The Southern Co.	226,566	15,950,246
UGI Corp.	49,247	2,048,183
Vistra Energy Corp.	97,104	2,186,782

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	47,486	4,743,377
Xcel Energy, Inc.	103,259	7,144,490
		205,329,965
Total Common Stock
(Cost $3,323,177,955)		5,300,251,242

Other Investment Companies 0.5% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (c)	9,050,391	9,050,391

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	15,249,670	15,249,670
Total Other Investment Companies
(Cost $24,300,061)		24,300,061

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	123	19,827,600	(394,790)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,246,492.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received
The Charles Schwab Corp.	$3,126,284	$53,118	$—	$—	$368,670	$3,548,072	77,894	$13,055

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,300,251,242	$—	$—	$5,300,251,242
Other Investment Companies[1]	24,300,061	—	—	24,300,061
Liabilities
Futures Contracts[2]	(394,790)	—	—	(394,790)
Total	$5,324,156,513	$—	$—	$5,324,156,513
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.7%
American Axle & Manufacturing Holdings, Inc. *	414,620	3,831,089
Cooper-Standard Holdings, Inc. *	93,511	2,479,912
Delphi Technologies plc *	277,346	4,254,488
Dorman Products, Inc. *	22,881	1,597,094
Garrett Motion, Inc. *	139,166	1,171,778
Gentherm, Inc. *	36,367	1,676,882
LCI Industries	32,473	3,506,110
Modine Manufacturing Co. *	115,821	814,221
Standard Motor Products, Inc.	33,530	1,628,887
Stoneridge, Inc. *	27,286	760,188
Superior Industries International, Inc.	287,345	919,505
Tenneco, Inc., Class A	312,845	2,962,642
Tesla, Inc. *	5,688	3,700,442
Veoneer, Inc. *	54,924	715,660
Winnebago Industries, Inc.	39,337	2,154,094
		32,172,992

Banks 7.4%
Associated Banc-Corp.	121,184	2,415,197
Atlantic Union Bankshares Corp.	27,227	917,278
BancorpSouth Bank	55,075	1,573,493
Bank of Hawaii Corp.	27,797	2,490,611
Bank OZK	63,840	1,735,171
BankUnited, Inc.	83,178	2,744,874
Banner Corp.	16,490	850,059
BOK Financial Corp.	22,109	1,744,400
Boston Private Financial Holdings, Inc.	75,705	863,037
Capitol Federal Financial, Inc.	105,319	1,388,104
Cathay General Bancorp	44,468	1,603,516
Central Pacific Financial Corp.	29,880	828,572
Columbia Banking System, Inc.	38,701	1,497,729
Commerce Bancshares, Inc.	47,895	3,240,576
Community Bank System, Inc.	20,365	1,349,589
Cullen/Frost Bankers, Inc.	31,270	2,788,033
CVB Financial Corp.	43,565	904,845
East West Bancorp, Inc.	92,769	4,252,531
Essent Group Ltd.	24,937	1,237,125
F.N.B. Corp.	219,599	2,562,720
First BanCorp	106,356	985,920
First Citizens BancShares, Inc., Class A	3,572	1,881,801
First Commonwealth Financial Corp.	65,979	892,036
First Financial Bancorp	39,725	954,989
First Financial Bankshares, Inc.	33,091	1,109,210
First Hawaiian, Inc.	67,563	1,963,381
First Horizon National Corp.	148,022	2,368,352
First Midwest Bancorp, Inc.	54,470	1,086,132
Fulton Financial Corp.	144,198	2,374,941
Glacier Bancorp, Inc.	38,891	1,647,812
Great Western Bancorp, Inc.	41,152	1,216,042
Hancock Whitney Corp.	61,605	2,448,183
Hilltop Holdings, Inc.	50,019	1,132,430
Security	Number of Shares	Value ($)
Home BancShares, Inc.	73,682	1,408,800
Hope Bancorp, Inc.	88,833	1,235,223
IBERIABANK Corp.	23,632	1,718,283
Independent Bank Corp.	10,815	780,843
International Bancshares Corp.	38,231	1,506,301
Investors Bancorp, Inc.	154,718	1,869,767
MGIC Investment Corp.	242,506	3,344,158
National Bank Holdings Corp., Class A	22,501	733,533
NBT Bancorp, Inc.	28,867	1,090,884
Northwest Bancshares, Inc.	71,604	1,125,973
Ocwen Financial Corp. *	915,398	1,125,939
OFG Bancorp	45,870	904,098
Old National Bancorp	88,931	1,592,754
PacWest Bancorp	103,556	3,629,638
Park National Corp.	10,332	981,230
Pinnacle Financial Partners, Inc.	18,957	1,119,600
Popular, Inc.	68,207	3,816,864
Prosperity Bancshares, Inc.	48,789	3,424,988
Provident Financial Services, Inc.	39,903	910,187
Radian Group, Inc.	133,434	3,267,799
Signature Bank	22,589	3,205,153
Simmons First National Corp., Class A	32,565	780,909
South State Corp.	16,155	1,221,480
Sterling Bancorp	50,915	1,018,300
SVB Financial Group *	17,706	4,255,283
Synovus Financial Corp.	105,295	3,687,431
TCF Financial Corp.	108,103	4,570,595
Texas Capital Bancshares, Inc. *	25,346	1,393,016
The Bank of N.T. Butterfield & Son Ltd.	33,093	1,099,349
Trustmark Corp.	45,872	1,466,987
UMB Financial Corp.	24,170	1,606,338
Umpqua Holdings Corp.	187,418	3,167,364
United Bankshares, Inc.	53,609	1,838,789
United Community Banks, Inc.	35,772	998,754
Valley National Bancorp	194,822	2,051,476
Walker & Dunlop, Inc.	24,332	1,614,915
Washington Federal, Inc.	79,027	2,686,918
Webster Financial Corp.	53,582	2,403,688
WesBanco, Inc.	25,316	838,466
Westamerica Bancorp	13,946	883,619
Western Alliance Bancorp	30,811	1,701,691
Wintrust Financial Corp.	29,387	1,859,609
Zions Bancorp NA	90,152	4,101,014
		141,086,695

Capital Goods 12.3%
AAON, Inc.	19,923	1,044,762
AAR Corp.	66,927	2,849,752
Aegion Corp. *	82,210	1,718,189
Air Lease Corp.	76,400	3,280,616
Aircastle Ltd.	87,248	2,799,788
Alamo Group, Inc.	11,489	1,431,070
Albany International Corp., Class A	15,364	1,071,946
Allegion plc	29,732	3,844,942
Altra Industrial Motion Corp.	35,273	1,173,180
American Woodmark Corp. *	12,757	1,398,805

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Apogee Enterprises, Inc.	47,009	1,495,826
Applied Industrial Technologies, Inc.	65,800	4,248,706
Arcosa, Inc.	110,988	4,855,725
Argan, Inc.	21,681	912,987
Armstrong World Industries, Inc.	23,259	2,333,575
Astec Industries, Inc.	55,994	2,309,193
Atkore International Group, Inc. *	50,495	2,004,652
AZZ, Inc.	37,957	1,566,106
Barnes Group, Inc.	48,379	3,056,101
Beacon Roofing Supply, Inc. *	103,318	3,420,859
BMC Stock Holdings, Inc. *	98,233	2,866,930
Briggs & Stratton Corp.	277,243	1,017,482
Builders FirstSource, Inc. *	96,802	2,400,206
BWX Technologies, Inc.	55,777	3,546,859
Caesarstone Ltd.	52,968	692,821
Chart Industries, Inc. *	18,599	1,189,964
Colfax Corp. *	136,870	4,812,349
Comfort Systems USA, Inc.	40,912	1,898,317
Continental Building Products, Inc. *	32,703	1,209,684
Crane Co.	43,291	3,699,649
Cubic Corp.	20,704	1,351,764
Curtiss-Wright Corp.	34,220	4,976,615
DXP Enterprises, Inc. *	29,063	1,007,614
Dycom Industries, Inc. *	58,874	2,379,687
Encore Wire Corp.	36,428	1,978,405
Enerpac Tool Group Corp.	90,173	2,083,898
EnPro Industries, Inc.	20,769	1,213,740
ESCO Technologies, Inc.	14,732	1,413,683
Federal Signal Corp.	49,727	1,599,220
Franklin Electric Co., Inc.	39,093	2,255,275
Gardner Denver Holdings, Inc. *	31,758	1,121,375
Generac Holdings, Inc. *	44,215	4,580,232
Gibraltar Industries, Inc. *	27,157	1,480,600
GMS, Inc. *	62,670	1,674,542
Graco, Inc.	85,370	4,537,415
Granite Construction, Inc.	84,159	2,283,234
Griffon Corp.	79,316	1,648,980
H&E Equipment Services, Inc.	59,582	1,615,268
HEICO Corp.	7,580	928,019
HEICO Corp., Class A	15,441	1,484,652
Herc Holdings, Inc. *	33,591	1,347,671
Hillenbrand, Inc.	94,418	2,740,955
Hyster-Yale Materials Handling, Inc.	27,055	1,460,699
Insteel Industries, Inc.	39,196	876,815
ITT, Inc.	72,801	4,883,491
JELD-WEN Holding, Inc. *	73,539	1,756,111
John Bean Technologies Corp.	11,498	1,299,159
Kaman Corp.	28,401	1,752,910
Kennametal, Inc.	93,761	2,933,782
Lennox International, Inc.	16,389	3,818,309
Lindsay Corp.	14,917	1,492,148
Lydall, Inc. *	40,460	827,002
Masonite International Corp. *	44,101	3,312,426
MasTec, Inc. *	73,623	4,251,728
Meritor, Inc. *	61,119	1,339,117
Moog, Inc., Class A	43,325	3,882,353
MRC Global, Inc. *	206,951	2,330,268
Mueller Industries, Inc.	129,351	3,773,169
Mueller Water Products, Inc., Class A	147,786	1,721,707
MYR Group, Inc. *	45,022	1,293,032
National Presto Industries, Inc.	7,942	684,521
NOW, Inc. *	305,725	3,060,307
nVent Electric plc	172,796	4,302,620
Patrick Industries, Inc.	24,704	1,281,644
Primoris Services Corp.	94,654	2,018,970
Proto Labs, Inc. *	7,543	780,701
Quanex Building Products Corp.	59,712	1,058,097
Raven Industries, Inc.	29,695	931,235
RBC Bearings, Inc. *	8,414	1,308,461
Security	Number of Shares	Value ($)
Rexnord Corp. *	90,873	2,967,003
Rush Enterprises, Inc., Class A	73,350	3,154,050
Simpson Manufacturing Co., Inc.	31,700	2,620,639
SiteOne Landscape Supply, Inc. *	14,954	1,443,809
SPX FLOW, Inc. *	52,783	2,308,728
Standex International Corp.	15,815	1,155,918
Teledyne Technologies, Inc. *	15,133	5,524,453
Tennant Co.	17,768	1,372,045
Textainer Group Holdings Ltd. *	101,639	962,521
The Greenbrier Cos., Inc.	119,739	2,884,513
The Manitowoc Co., Inc. *	49,399	713,816
The Middleby Corp. *	29,453	3,303,448
Titan International, Inc.	226,346	647,350
Titan Machinery, Inc. *	63,117	770,659
Trex Co., Inc. *	16,221	1,593,551
TriMas Corp. *	36,724	1,055,081
Triton International Ltd.	55,424	2,081,171
Triumph Group, Inc.	68,793	1,405,441
Tutor Perini Corp. *	229,874	2,588,381
Univar Solutions, Inc. *	180,555	3,890,960
Universal Forest Products, Inc.	112,489	5,388,223
Vectrus, Inc. *	22,219	1,238,709
Veritiv Corp. *	112,141	1,578,945
Wabash National Corp.	175,871	2,040,104
Watts Water Technologies, Inc., Class A	19,998	1,994,001
Welbilt, Inc. *	67,129	1,012,977
Woodward, Inc.	33,691	3,918,600
		233,899,763

Commercial & Professional Services 5.3%
ACCO Brands Corp.	217,048	1,875,295
Advanced Disposal Services, Inc. *	57,996	1,910,968
ASGN, Inc. *	49,044	3,319,788
Brady Corp., Class A	36,580	2,025,435
CBIZ, Inc. *	44,777	1,208,979
Cimpress plc *	9,071	1,085,164
Clean Harbors, Inc. *	53,260	4,379,037
Copart, Inc. *	50,349	5,108,410
CoStar Group, Inc. *	3,313	2,163,356
Covanta Holding Corp.	164,097	2,458,173
Deluxe Corp.	92,436	4,455,415
Exponent, Inc.	16,032	1,166,649
FTI Consulting, Inc. *	31,512	3,783,331
Harsco Corp. *	75,514	1,125,159
Healthcare Services Group, Inc.	85,609	2,191,590
Herman Miller, Inc.	72,635	2,807,343
HNI Corp.	80,457	2,894,038
Huron Consulting Group, Inc. *	21,253	1,377,407
ICF International, Inc.	18,076	1,583,277
InnerWorkings, Inc. *	174,817	725,491
Insperity, Inc.	11,995	1,048,003
Interface, Inc.	106,256	1,708,596
Kelly Services, Inc., Class A	166,619	2,959,153
Kforce, Inc.	36,511	1,352,733
Knoll, Inc.	63,625	1,575,355
Korn Ferry	51,334	2,103,667
Matthews International Corp., Class A	44,526	1,661,710
McGrath RentCorp	21,870	1,690,988
Mobile Mini, Inc.	39,368	1,643,220
MSA Safety, Inc.	16,337	2,215,297
Quad Graphics, Inc.	247,579	1,052,211
Resources Connection, Inc.	74,207	1,129,802
Rollins, Inc.	48,450	1,838,677
RR Donnelley & Sons Co.	858,167	2,059,601
SP Plus Corp. *	38,582	1,613,113
Steelcase, Inc., Class A	178,793	3,327,338
Stericycle, Inc. *	78,107	4,895,747
Team, Inc. *	59,761	812,750

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tetra Tech, Inc.	42,022	3,597,083
The Brink’s Co.	27,007	2,273,719
TransUnion	42,464	3,893,949
TrueBlue, Inc. *	111,143	2,435,143
U.S. Ecology, Inc.	14,680	792,867
UniFirst Corp.	14,623	2,982,068
Viad Corp.	24,305	1,579,825
		99,886,920

Consumer Durables & Apparel 4.1%
Acushnet Holdings Corp.	37,246	1,153,509
American Outdoor Brands Corp. *	181,274	1,707,601
Beazer Homes USA, Inc. *	86,336	1,187,120
Callaway Golf Co.	78,636	1,684,383
Cavco Industries, Inc. *	5,912	1,324,406
Columbia Sportswear Co.	20,413	1,917,189
Crocs, Inc. *	36,771	1,393,989
Deckers Outdoor Corp. *	26,673	5,092,142
Ethan Allen Interiors, Inc.	72,684	1,173,847
G-III Apparel Group Ltd. *	97,132	2,642,962
Helen of Troy Ltd. *	22,496	4,252,869
iRobot Corp. *(a)	17,184	808,507
KB Home	92,178	3,461,284
La-Z-Boy, Inc.	89,035	2,728,032
M.D.C. Holdings, Inc.	64,653	2,724,477
M/I Homes, Inc. *	44,092	1,957,244
Meritage Homes Corp. *	54,699	3,881,441
Movado Group, Inc.	31,129	536,041
Oxford Industries, Inc.	23,134	1,605,500
Skechers U.S.A., Inc., Class A *	128,765	4,814,523
Steven Madden Ltd.	104,265	4,020,458
Sturm, Ruger & Co., Inc.	37,438	1,853,930
Taylor Morrison Home Corp. *	188,267	4,872,350
Tempur Sealy International, Inc. *	33,436	3,063,406
TopBuild Corp. *	30,900	3,538,359
TRI Pointe Group, Inc. *	210,534	3,423,283
Tupperware Brands Corp.	248,619	1,556,355
Unifi, Inc. *	42,823	921,551
Universal Electronics, Inc. *	23,171	1,147,660
Vista Outdoor, Inc. *	364,289	2,706,667
William Lyon Homes, Class A *	54,925	1,273,711
Wolverine World Wide, Inc.	101,418	3,201,766
		77,626,562

Consumer Services 5.1%
Adtalem Global Education, Inc. *	82,792	2,857,152
American Public Education, Inc. *	31,628	753,695
Arcos Dorados Holdings, Inc., Class A	243,237	1,865,628
BJ’s Restaurants, Inc.	37,605	1,495,927
Bloomin’ Brands, Inc.	155,956	3,239,206
Boyd Gaming Corp.	90,983	2,715,843
Bright Horizons Family Solutions, Inc. *	19,444	3,183,566
Brinker International, Inc.	102,496	4,375,554
Caesars Entertainment Corp. *	127,541	1,743,485
Choice Hotels International, Inc.	12,133	1,215,727
Churchill Downs, Inc.	19,016	2,745,530
Cracker Barrel Old Country Store, Inc.	21,649	3,310,782
Dave & Buster’s Entertainment, Inc.	33,530	1,480,685
Denny’s Corp. *	42,504	870,057
Dine Brands Global, Inc.	16,186	1,379,856
Dunkin’ Brands Group, Inc.	38,744	3,025,519
Eldorado Resorts, Inc. *	18,049	1,078,969
Extended Stay America, Inc.	260,844	3,370,104
frontdoor, Inc. *	35,958	1,531,092
Graham Holdings Co., Class B	5,352	2,939,425
Grand Canyon Education, Inc. *	20,167	1,578,673
Hilton Grand Vacations, Inc. *	61,711	1,969,198
Security	Number of Shares	Value ($)
Houghton Mifflin Harcourt Co. *	289,052	1,595,567
Hyatt Hotels Corp., Class A	49,964	4,223,957
International Game Technology plc	270,453	3,648,411
Jack in the Box, Inc.	44,784	3,661,092
K12, Inc. *	59,266	956,553
Laureate Education, Inc., Class A *	99,903	2,081,979
Marriott Vacations Worldwide Corp.	28,492	3,425,878
Papa John’s International, Inc.	17,370	1,125,229
Penn National Gaming, Inc. *	131,175	3,912,950
Perdoceo Education Corp. *	48,582	863,788
Red Rock Resorts, Inc., Class A	65,206	1,598,199
Regis Corp. *	96,664	1,500,225
Scientific Games Corp., Class A *	60,072	1,492,188
SeaWorld Entertainment, Inc. *	43,689	1,505,523
ServiceMaster Global Holdings, Inc. *	45,751	1,649,324
Strategic Education, Inc.	5,927	961,893
Texas Roadhouse, Inc.	57,579	3,598,687
The Cheesecake Factory, Inc.	87,564	3,362,458
Vail Resorts, Inc.	15,275	3,582,140
WW International, Inc. *	32,448	1,070,135
Wyndham Hotels & Resorts, Inc.	51,611	2,950,601
		97,492,450

Diversified Financials 4.4%
Apollo Commercial Real Estate Finance, Inc.	52,965	968,200
Artisan Partners Asset Management, Inc., Class A	42,731	1,427,215
BGC Partners, Inc., Class A	206,975	1,194,246
Blackstone Mortgage Trust, Inc., Class A	52,711	2,013,560
Cannae Holdings, Inc. *	87,768	3,568,647
Capstead Mortgage Corp.	140,003	1,150,825
Cboe Global Markets, Inc.	33,896	4,176,665
Chimera Investment Corp.	218,120	4,624,144
Cohen & Steers, Inc.	16,401	1,213,346
Credit Acceptance Corp. *	4,893	2,098,999
Donnelley Financial Solutions, Inc. *	81,929	742,277
E*TRADE Financial Corp.	91,311	3,891,675
Eaton Vance Corp.	99,384	4,546,818
Encore Capital Group, Inc. *	22,139	751,619
Enova International, Inc. *	44,591	1,117,450
Equitable Holdings, Inc.	157,433	3,781,541
Evercore, Inc., Class A	44,427	3,403,997
Federated Investors, Inc., Class B	105,861	3,835,344
FGL Holdings	102,351	987,687
FirstCash, Inc.	22,118	1,923,603
Green Dot Corp., Class A *	27,487	826,809
Greenhill & Co., Inc.	67,222	1,052,697
Houlihan Lokey, Inc.	18,639	966,432
Invesco Mortgage Capital, Inc.	118,464	2,071,935
Ladder Capital Corp. REIT	68,363	1,254,461
MarketAxess Holdings, Inc.	5,201	1,842,090
MFA Financial, Inc.	337,784	2,634,715
Moelis & Co., Class A	29,669	1,068,084
Morningstar, Inc.	8,329	1,306,737
Nelnet, Inc., Class A	24,331	1,393,193
New York Mortgage Trust, Inc.	193,121	1,226,318
OneMain Holdings, Inc.	102,775	4,354,577
PennyMac Mortgage Investment Trust	87,234	2,028,191
Piper Sandler Cos.	12,475	1,028,314
PRA Group, Inc. *	62,409	2,206,782
Redwood Trust, Inc.	82,090	1,447,247
SLM Corp.	331,221	3,616,933
Stifel Financial Corp.	30,777	1,990,964
Two Harbors Investment Corp.	190,185	2,902,223

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WisdomTree Investments, Inc.	161,411	679,540
World Acceptance Corp. *	11,725	1,013,861
		84,329,961

Energy 3.7%
Apergy Corp. *	75,157	1,943,560
Arch Coal, Inc., Class A	28,093	1,447,632
Archrock, Inc.	198,465	1,657,183
Cheniere Energy, Inc. *	13,848	820,355
Chesapeake Energy Corp. *	1,087,135	556,396
Cimarex Energy Co.	56,853	2,495,278
CNX Resources Corp. *	363,798	2,630,260
CONSOL Energy, Inc. *	89,520	727,798
Continental Resources, Inc.	60,790	1,654,704
Core Laboratories N.V.	45,412	1,595,324
Cosan Ltd., Class A *	259,126	5,724,093
CVR Energy, Inc.	37,666	1,303,620
Delek US Holdings, Inc.	122,259	3,357,232
Denbury Resources, Inc. *	597,053	588,097
Diamond Offshore Drilling, Inc. *(a)	454,308	2,103,446
Diamondback Energy, Inc.	18,801	1,398,794
Dril-Quip, Inc. *	59,665	2,440,298
EQT Corp.	301,581	1,824,565
Equitrans Midstream Corp.	164,357	1,589,332
Exterran Corp. *	138,394	747,328
Frank’s International N.V. *	154,024	539,084
Green Plains, Inc.	232,234	2,895,958
Helix Energy Solutions Group, Inc. *	172,649	1,439,893
International Seaways, Inc. *	41,677	927,730
Kosmos Energy Ltd.	135,671	693,279
Matrix Service Co. *	67,960	1,367,355
Newpark Resources, Inc. *	170,365	851,825
Oasis Petroleum, Inc. *	846,280	1,904,130
Oil States International, Inc. *	191,083	2,059,875
Par Pacific Holdings, Inc. *	43,744	880,129
Parsley Energy, Inc., Class A	69,172	1,151,022
PDC Energy, Inc. *	58,555	1,264,202
Peabody Energy Corp.	145,729	985,128
Renewable Energy Group, Inc. *	115,364	3,031,766
REX American Resources Corp. *	13,125	988,969
RPC, Inc.	187,418	849,004
SandRidge Energy, Inc. *	178,592	455,410
Scorpio Tankers, Inc.	50,423	1,176,873
SEACOR Holdings, Inc. *	23,912	898,852
SFL Corp., Ltd.	102,686	1,359,563
Tidewater, Inc. *	60,929	924,902
Unit Corp. *(a)	506,186	202,373
US Silica Holdings, Inc.	186,965	961,000
Whiting Petroleum Corp. *	288,465	1,309,631
WPX Energy, Inc. *	305,061	3,645,479
		69,368,727

Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc. *	61,322	1,258,327
Ingles Markets, Inc., Class A	64,224	2,677,499
PriceSmart, Inc.	44,198	2,707,569
Sprouts Farmers Market, Inc. *	194,236	3,035,909
The Andersons, Inc.	101,695	2,300,341
Weis Markets, Inc.	37,771	1,385,818
		13,365,463

Food, Beverage & Tobacco 2.7%
Adecoagro S.A. *	196,607	1,468,654
B&G Foods, Inc. (a)	112,875	1,812,773
Cal-Maine Foods, Inc.	52,749	1,882,612
Calavo Growers, Inc.	13,125	1,005,506
Security	Number of Shares	Value ($)
Coca-Cola Consolidated, Inc.	2,662	720,896
Darling Ingredients, Inc. *	206,027	5,589,513
Fresh Del Monte Produce, Inc.	136,995	4,298,903
J&J Snack Foods Corp.	10,588	1,755,914
John B. Sanfilippo & Son, Inc.	12,882	1,085,953
Keurig Dr Pepper, Inc.	80,957	2,309,703
Lamb Weston Holdings, Inc.	40,079	3,659,614
Lancaster Colony Corp.	14,732	2,278,304
Nomad Foods Ltd. *	139,008	2,805,181
Pilgrim’s Pride Corp. *	98,986	2,578,585
Post Holdings, Inc. *	33,550	3,508,324
Pyxus International, Inc. *(a)	72,505	496,659
The Boston Beer Co., Inc., Class A *	5,005	1,783,682
The Hain Celestial Group, Inc. *	120,224	2,910,623
TreeHouse Foods, Inc. *	68,495	3,054,877
Universal Corp.	76,681	4,075,595
Vector Group Ltd.	167,109	2,195,812
		51,277,683

Health Care Equipment & Services 3.9%
ABIOMED, Inc. *	3,502	652,388
Acadia Healthcare Co., Inc. *	87,109	2,798,812
Align Technology, Inc. *	11,375	2,924,512
Allscripts Healthcare Solutions, Inc. *	144,742	1,241,886
Amedisys, Inc. *	9,904	1,747,957
AMN Healthcare Services, Inc. *	31,755	2,139,652
Avanos Medical, Inc. *	32,588	897,474
Brookdale Senior Living, Inc. *	492,954	3,248,567
Cantel Medical Corp.	13,699	891,257
Chemed Corp.	8,614	4,023,083
Community Health Systems, Inc. *	1,281,613	5,498,120
CONMED Corp.	12,767	1,298,149
Diplomat Pharmacy, Inc. *	353,340	1,406,293
Globus Medical, Inc., Class A *	24,656	1,289,016
Haemonetics Corp. *	14,345	1,540,510
Hill-Rom Holdings, Inc.	31,099	3,311,733
HMS Holdings Corp. *	34,838	951,774
ICU Medical, Inc. *	4,167	760,352
IDEXX Laboratories, Inc. *	8,866	2,402,775
Integer Holdings Corp. *	14,789	1,262,981
Integra LifeSciences Holdings Corp. *	16,976	934,359
Invacare Corp.	118,670	912,572
LHC Group, Inc. *	9,287	1,353,580
LivaNova plc *	14,893	1,012,277
Masimo Corp. *	13,578	2,316,407
Merit Medical Systems, Inc. *	21,866	796,360
Neogen Corp. *	12,556	844,642
NextGen Healthcare, Inc. *	49,714	689,036
NuVasive, Inc. *	22,812	1,759,261
Orthofix Medical, Inc. *	14,255	616,671
Premier, Inc., Class A *	30,194	1,049,845
Select Medical Holdings Corp. *	162,320	3,707,389
Teleflex, Inc.	12,257	4,553,598
The Ensign Group, Inc.	27,144	1,226,909
The Pennant Group, Inc. *	13,654	360,466
The Providence Service Corp. *	19,337	1,254,004
Tivity Health, Inc. *	81,746	1,769,392
Triple-S Management Corp., Class B *	99,991	1,761,841
Varex Imaging Corp. *	38,575	1,066,599
Veeva Systems, Inc., Class A *	5,820	853,270
West Pharmaceutical Services, Inc.	25,696	4,007,291
		73,133,060

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	56,061	1,679,588
Edgewell Personal Care Co. *	96,319	2,486,957
Energizer Holdings, Inc.	34,948	1,616,694

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spectrum Brands Holdings, Inc.	50,410	3,095,678
USANA Health Sciences, Inc. *	15,071	929,881
WD-40 Co.	5,816	1,086,545
		10,895,343

Insurance 2.6%
Ambac Financial Group, Inc. *	86,941	1,863,146
American Equity Investment Life Holding Co.	145,967	3,854,988
American National Insurance Co.	7,531	829,615
AMERISAFE, Inc.	16,278	1,113,741
Argo Group International Holdings Ltd.	30,435	1,996,536
Brighthouse Financial, Inc. *	89,475	3,480,577
Brown & Brown, Inc.	121,502	5,455,440
CNA Financial Corp.	35,584	1,588,114
Employers Holdings, Inc.	22,442	957,151
Enstar Group Ltd. *	5,490	1,072,142
Horace Mann Educators Corp.	31,122	1,338,557
James River Group Holdings Ltd.	36,724	1,576,929
Kemper Corp.	32,884	2,447,227
MBIA, Inc. *	331,564	3,003,970
Mercury General Corp.	36,655	1,799,394
National General Holdings Corp.	50,235	1,093,616
Primerica, Inc.	34,052	4,037,205
ProAssurance Corp.	96,817	2,940,332
RLI Corp.	22,934	2,133,091
Safety Insurance Group, Inc.	12,985	1,195,659
Selective Insurance Group, Inc.	33,645	2,228,981
Stewart Information Services Corp.	52,477	2,190,915
United Fire Group, Inc.	18,084	800,398
Universal Insurance Holdings, Inc.	40,332	981,681
		49,979,405

Materials 6.7%
AdvanSix, Inc. *	63,008	1,179,510
AK Steel Holding Corp. *	745,401	2,057,307
Allegheny Technologies, Inc. *	114,307	1,971,796
Axalta Coating Systems Ltd. *	142,618	4,108,825
Balchem Corp.	12,766	1,378,983
Boise Cascade Co.	117,524	4,254,369
Cabot Corp.	100,734	4,014,250
Carpenter Technology Corp.	70,650	2,807,631
Century Aluminum Co. *	155,426	822,204
Clearwater Paper Corp. *	116,675	3,290,235
Cleveland-Cliffs, Inc. (a)	343,725	2,412,950
Compass Minerals International, Inc.	51,508	2,981,798
Constellium SE *	97,480	1,107,373
Eagle Materials, Inc.	34,572	3,151,929
Element Solutions, Inc. *	232,372	2,718,752
Ferro Corp. *	71,974	984,604
GCP Applied Technologies, Inc. *	53,290	1,184,104
Greif, Inc., Class A	61,093	2,469,379
H.B. Fuller Co.	54,157	2,502,595
Hecla Mining Co.	608,452	1,843,610
Ingevity Corp. *	15,073	983,061
Innophos Holdings, Inc.	59,890	1,914,084
Innospec, Inc.	21,485	2,164,184
Kaiser Aluminum Corp.	24,605	2,464,191
Kraton Corp. *	49,244	810,064
Louisiana-Pacific Corp.	141,357	4,336,833
Materion Corp.	28,366	1,540,274
Mercer International, Inc.	60,771	669,089
Minerals Technologies, Inc.	45,114	2,442,021
Myers Industries, Inc.	47,912	775,216
Neenah, Inc.	22,032	1,468,212
NewMarket Corp.	7,248	3,186,366
Nexa Resources S.A. (a)	118,210	937,405
Security	Number of Shares	Value ($)
PolyOne Corp.	142,181	4,717,566
Quaker Chemical Corp.	7,538	1,251,459
Rayonier Advanced Materials, Inc.	262,760	809,301
Resolute Forest Products, Inc. *	429,505	1,498,972
Royal Gold, Inc.	16,013	1,846,619
Schnitzer Steel Industries, Inc., Class A	95,953	1,542,924
Schweitzer-Mauduit International, Inc.	50,493	1,768,770
Sensient Technologies Corp.	52,001	3,107,060
Silgan Holdings, Inc.	117,083	3,613,181
Southern Copper Corp.	74,483	2,806,519
Stepan Co.	24,731	2,439,713
Summit Materials, Inc., Class A *	100,999	2,218,948
SunCoke Energy, Inc.	190,113	1,117,864
The Chemours Co.	216,097	2,997,265
The Scotts Miracle-Gro Co.	38,213	4,690,264
Trinseo S.A.	103,399	2,969,619
Tronox Holdings plc, Class A *	186,826	1,580,548
US Concrete, Inc. *	19,474	693,080
Valvoline, Inc.	91,818	1,935,523
Verso Corp., Class A *	118,932	2,004,004
W.R. Grace & Co.	50,577	3,406,867
Warrior Met Coal, Inc.	122,684	2,313,820
Westlake Chemical Corp.	42,286	2,587,903
Worthington Industries, Inc.	86,114	3,167,273
		128,018,266

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A (a)	185,526	1,209,630
AMC Networks, Inc., Class A *	70,522	2,580,400
Cable One, Inc.	1,415	2,411,202
Cars.com, Inc. *	131,306	1,532,341
Gannett Co., Inc.	486,160	2,970,438
Gray Television, Inc. *	59,224	1,201,063
John Wiley & Sons, Inc., Class A	59,913	2,613,405
Liberty Latin America Ltd., Class A *	52,641	878,052
Liberty Latin America Ltd., Class C *	139,449	2,349,716
Liberty Media Corp. — Liberty Formula One, Class A *	6,555	292,025
Liberty Media Corp. — Liberty Formula One, Class C *	52,166	2,440,847
Liberty TripAdvisor Holdings, Inc., Class A *	99,992	588,953
Lions Gate Entertainment Corp., Class A *	38,340	380,716
Lions Gate Entertainment Corp., Class B *	75,791	707,130
Live Nation Entertainment, Inc. *	46,433	3,164,873
Meredith Corp. (a)	56,006	1,682,980
MSG Networks, Inc., Class A *	46,975	714,490
National CineMedia, Inc.	198,025	1,461,425
Nexstar Media Group, Inc., Class A	23,612	2,860,594
Scholastic Corp.	60,492	1,993,211
Sinclair Broadcast Group, Inc., Class A	79,906	2,390,788
Sirius XM Holdings, Inc.	517,075	3,655,720
Take-Two Interactive Software, Inc. *	27,910	3,478,702
TEGNA, Inc.	294,358	4,974,650
The Madison Square Garden Co., Class A *	7,201	2,132,864
The New York Times Co., Class A	55,107	1,763,975
TripAdvisor, Inc.	69,327	1,894,014
Twitter, Inc. *	58,678	1,905,861
Yandex N.V., Class A *	78,701	3,526,592
Yelp, Inc. *	31,422	1,024,357
Zynga, Inc., Class A *	279,480	1,682,470
		62,463,484

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes plc *	34,617	602,682
Bio-Rad Laboratories, Inc., Class A *	8,544	3,083,700
Bio-Techne Corp.	8,712	1,829,259

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioMarin Pharmaceutical, Inc. *	12,263	1,023,960
Bruker Corp.	42,333	2,094,213
Catalent, Inc. *	49,418	3,019,440
Charles River Laboratories International, Inc. *	20,259	3,131,636
Emergent BioSolutions, Inc. *	20,588	1,134,193
ICON plc *	27,872	4,699,777
Incyte Corp. *	8,738	638,486
Jazz Pharmaceuticals plc *	31,621	4,532,870
Myriad Genetics, Inc. *	100,201	2,770,558
PDL BioPharma, Inc. *	685,062	2,253,854
PerkinElmer, Inc.	47,205	4,365,518
PRA Health Sciences, Inc. *	14,726	1,491,891
Prestige Consumer Healthcare, Inc. *	46,007	1,866,044
Syneos Health, Inc. *	24,477	1,501,909
Taro Pharmaceutical Industries Ltd. *	13,176	1,062,908
Vertex Pharmaceuticals, Inc. *	6,343	1,440,178
		42,543,076

Real Estate 10.9%
Acadia Realty Trust	39,562	981,929
Alexander & Baldwin, Inc. *	85,336	1,865,445
Altisource Portfolio Solutions S.A. *	52,721	980,611
American Assets Trust, Inc.	22,225	1,012,571
American Campus Communities, Inc.	85,583	3,925,692
American Homes 4 Rent, Class A	74,579	2,038,244
Apartment Investment & Management Co., Class A	84,526	4,455,365
Apple Hospitality REIT, Inc.	259,173	3,892,778
Brandywine Realty Trust	172,650	2,696,793
Brookfield Property REIT, Inc., Class A	108,741	2,007,359
Chatham Lodging Trust	49,920	816,192
Colony Capital, Inc.	746,748	3,487,313
Columbia Property Trust, Inc.	130,881	2,761,589
CorePoint Lodging, Inc.	145,828	1,334,326
CoreSite Realty Corp.	9,476	1,112,956
Corporate Office Properties Trust	82,360	2,451,857
Cousins Properties, Inc.	65,309	2,673,097
CubeSmart	75,402	2,387,981
CyrusOne, Inc.	29,185	1,775,907
DiamondRock Hospitality Co.	268,449	2,595,902
Douglas Emmett, Inc.	68,729	2,852,254
EastGroup Properties, Inc.	10,872	1,479,353
Empire State Realty Trust, Inc., Class A	111,736	1,515,140
EPR Properties	32,508	2,320,096
Equity Commonwealth	57,328	1,879,785
Equity LifeStyle Properties, Inc.	49,233	3,581,701
Extra Space Storage, Inc.	38,172	4,224,877
Federal Realty Investment Trust	31,215	3,902,499
First Industrial Realty Trust, Inc.	44,949	1,919,322
Franklin Street Properties Corp.	177,758	1,350,961
Front Yard Residential Corp.	66,186	710,176
Gaming & Leisure Properties, Inc.	84,906	4,012,233
Global Net Lease, Inc.	43,740	906,730
Healthcare Realty Trust, Inc.	68,640	2,475,158
Healthcare Trust of America, Inc., Class A	86,886	2,782,959
Hersha Hospitality Trust	75,072	973,684
Highwoods Properties, Inc.	75,613	3,788,967
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	60,628	2,203,222
Investors Real Estate Trust	14,333	1,056,342
Invitation Homes, Inc.	62,795	1,976,159
iStar, Inc.	112,223	1,633,967
JBG SMITH Properties	30,761	1,247,359
Kennedy-Wilson Holdings, Inc.	65,372	1,409,420
Kilroy Realty Corp.	38,363	3,167,633
Kite Realty Group Trust	92,585	1,592,462
Lexington Realty Trust	202,558	2,242,317
Security	Number of Shares	Value ($)
Liberty Property Trust	82,221	5,151,146
Life Storage, Inc.	21,988	2,488,602
LTC Properties, Inc.	16,940	781,950
Mack-Cali Realty Corp.	96,151	2,111,476
Medical Properties Trust, Inc.	135,970	3,011,735
National Health Investors, Inc.	14,430	1,217,603
National Retail Properties, Inc.	51,584	2,888,704
Newmark Group, Inc., Class A	82,527	971,343
Office Properties Income Trust	50,237	1,709,565
Omega Healthcare Investors, Inc.	100,688	4,223,862
Paramount Group, Inc.	154,064	2,166,140
Pebblebrook Hotel Trust	75,826	1,798,593
Physicians Realty Trust	50,893	984,780
Piedmont Office Realty Trust, Inc., Class A	157,399	3,650,083
PotlatchDeltic Corp.	31,696	1,362,928
PS Business Parks, Inc.	7,934	1,329,421
QTS Realty Trust, Inc., Class A	24,528	1,395,153
Rayonier, Inc.	115,685	3,514,510
Regency Centers Corp.	52,113	3,233,091
Retail Opportunity Investments Corp.	61,104	1,012,493
Retail Properties of America, Inc., Class A	263,554	3,202,181
RLJ Lodging Trust	221,191	3,441,732
RPT Realty	92,397	1,288,938
Ryman Hospitality Properties, Inc.	28,060	2,385,942
Sabra Health Care REIT, Inc.	67,489	1,451,014
SBA Communications Corp.	16,243	4,053,603
Seritage Growth Properties, Class A	21,306	782,356
SITE Centers Corp.	236,154	3,001,517
Spirit Realty Capital, Inc.	69,868	3,687,633
STAG Industrial, Inc.	37,288	1,202,165
STORE Capital Corp.	41,374	1,623,930
Summit Hotel Properties, Inc.	113,850	1,262,597
Sun Communities, Inc.	22,761	3,691,151
Sunstone Hotel Investors, Inc.	280,031	3,550,793
Tanger Factory Outlet Centers, Inc. (a)	129,717	1,897,760
Taubman Centers, Inc.	76,049	2,009,215
The GEO Group, Inc.	219,771	3,472,382
The Howard Hughes Corp. *	12,828	1,560,911
The St. Joe Co. *	46,521	977,406
Uniti Group, Inc.	416,265	2,634,957
Urban Edge Properties	77,200	1,419,708
Washington Prime Group, Inc. (a)	859,315	2,586,538
Washington Real Estate Investment Trust	60,264	1,834,436
Weingarten Realty Investors	94,259	2,742,937
Xenia Hotels & Resorts, Inc.	162,273	3,032,882
		206,256,545

Retailing 3.5%
Asbury Automotive Group, Inc. *	48,938	4,720,070
Ascena Retail Group, Inc. *	262,880	1,156,672
Barnes & Noble Education, Inc. *	341,285	1,174,020
Big 5 Sporting Goods Corp. (a)	398,838	1,487,666
Burlington Stores, Inc. *	17,369	3,777,236
Caleres, Inc.	139,507	2,448,348
Citi Trends, Inc.	51,311	1,195,033
Conn’s, Inc. *	44,884	393,184
Five Below, Inc. *	12,105	1,370,528
Genesco, Inc. *	98,879	3,887,922
GNC Holdings, Inc., Class A *(a)	1,768,198	3,783,944
Groupon, Inc. *	720,340	2,074,579
GrubHub, Inc. *	15,445	836,347
Guess?, Inc.	167,356	3,563,009
Haverty Furniture Cos., Inc.	62,899	1,266,157
Hibbett Sports, Inc. *	101,192	2,507,538
Kirkland’s, Inc. *(a)	315,352	362,655
MercadoLibre, Inc. *	2,478	1,642,914
Monro, Inc.	21,403	1,341,968
National Vision Holdings, Inc. *	33,427	1,140,529

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ollie’s Bargain Outlet Holdings, Inc. *	13,622	722,511
Overstock.com, Inc. *	68,165	553,500
Party City Holdco, Inc. *	376,507	1,084,340
Pier 1 Imports, Inc. *	160,380	503,593
Pool Corp.	17,800	3,903,540
Rent-A-Center, Inc.	69,890	2,035,896
RH *	20,230	4,223,013
Shoe Carnival, Inc.	35,851	1,285,617
Sleep Number Corp. *	46,435	2,395,582
Stamps.com, Inc. *	12,234	911,311
The Buckle, Inc.	105,885	2,584,653
The Cato Corp., Class A	106,501	1,708,276
The Children’s Place, Inc.	28,747	1,715,333
The Michaels Cos., Inc. *	278,736	1,374,168
Zumiez, Inc. *	48,579	1,514,207
		66,645,859

Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc. *	23,749	1,661,005
Advanced Micro Devices, Inc. *	46,204	2,171,588
Amkor Technology, Inc. *	269,813	3,035,396
Brooks Automation, Inc.	29,249	1,113,802
Cabot Microelectronics Corp.	9,405	1,368,522
Cirrus Logic, Inc. *	68,559	5,266,017
Cree, Inc. *	84,599	3,933,007
Cypress Semiconductor Corp.	169,428	3,952,755
Diodes, Inc. *	30,695	1,585,090
Entegris, Inc.	50,423	2,609,894
Kulicke & Soffa Industries, Inc.	66,477	1,721,090
Mellanox Technologies Ltd. *	9,113	1,101,762
MKS Instruments, Inc.	30,436	3,190,302
Monolithic Power Systems, Inc.	6,784	1,161,217
Photronics, Inc. *	114,037	1,457,393
Power Integrations, Inc.	14,383	1,404,788
Rambus, Inc. *	70,622	1,120,771
Semtech Corp. *	22,021	1,061,192
Silicon Laboratories, Inc. *	14,949	1,469,636
Synaptics, Inc. *	69,339	4,624,218
Teradyne, Inc.	79,593	5,252,342
Xperi Corp.	58,413	939,865
		51,201,652

Software & Services 4.9%
ACI Worldwide, Inc. *	60,747	2,092,734
Aspen Technology, Inc. *	15,923	1,894,519
Black Knight, Inc. *	50,970	3,410,912
Blackbaud, Inc.	10,713	839,149
Cardtronics plc, Class A *	39,407	1,773,315
Cerence, Inc. *	16,803	358,744
CommVault Systems, Inc. *	24,137	1,086,648
CoreLogic, Inc.	85,790	3,989,235
CSG Systems International, Inc.	29,713	1,480,302
Ebix, Inc.	19,667	677,135
EPAM Systems, Inc. *	10,436	2,380,869
Euronet Worldwide, Inc. *	16,655	2,625,494
EVERTEC, Inc.	37,755	1,267,435
ExlService Holdings, Inc. *	19,590	1,432,225
Fair Isaac Corp. *	7,918	3,186,045
Fortinet, Inc. *	16,983	1,959,159
Gartner, Inc. *	25,534	4,105,357
Genpact Ltd.	113,232	5,012,781
GoDaddy, Inc., Class A *	13,280	892,549
InterXion Holding N.V. *	15,740	1,369,852
j2 Global, Inc.	27,789	2,663,854
KBR, Inc.	153,183	4,166,578
LiveRamp Holdings, Inc. *	30,963	1,245,951
LogMeIn, Inc.	14,547	1,250,606
Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	31,522	2,693,870
ManTech International Corp., Class A	31,783	2,551,539
MAXIMUS, Inc.	54,843	3,934,985
MicroStrategy, Inc., Class A *	6,708	1,019,817
Net 1 UEPS Technologies, Inc. *	238,864	1,000,840
NIC, Inc.	43,176	851,862
Nuance Communications, Inc. *	134,417	2,543,170
Perficient, Inc. *	27,444	1,363,967
Progress Software Corp.	44,727	2,018,530
PTC, Inc. *	27,823	2,312,648
Science Applications International Corp.	40,481	3,553,017
SS&C Technologies Holdings, Inc.	45,403	2,860,843
Sykes Enterprises, Inc. *	65,272	2,192,486
TiVo Corp.	189,342	1,378,410
Tyler Technologies, Inc. *	5,766	1,866,339
Unisys Corp. *	114,889	1,115,572
Verint Systems, Inc. *	29,192	1,693,136
Virtusa Corp. *	17,333	721,746
VMware, Inc., Class A *	23,240	3,440,914
WEX, Inc. *	10,797	2,342,085
		92,617,224

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	149,631	1,354,161
Arista Networks, Inc. *	6,835	1,526,529
AVX Corp.	65,116	1,319,901
Badger Meter, Inc.	15,322	904,917
Belden, Inc.	57,990	2,857,167
Benchmark Electronics, Inc.	135,997	4,185,988
Ciena Corp. *	68,066	2,768,244
Cognex Corp.	42,012	2,141,352
Coherent, Inc. *	14,545	2,057,099
Comtech Telecommunications Corp.	32,210	931,191
CTS Corp.	26,998	791,311
Dolby Laboratories, Inc., Class A	33,589	2,329,061
EchoStar Corp., Class A *	66,068	2,636,444
ePlus, Inc. *	19,437	1,549,518
Fabrinet *	26,897	1,695,587
Fitbit, Inc., Class A *	272,827	1,778,832
II-VI, Inc. *	77,279	2,600,438
Insight Enterprises, Inc. *	78,311	5,158,346
InterDigital, Inc.	37,450	2,069,113
IPG Photonics Corp. *	16,101	2,055,615
Itron, Inc. *	26,052	2,129,751
KEMET Corp.	43,004	1,119,824
Knowles Corp. *	98,580	1,944,983
Littelfuse, Inc.	11,082	1,960,517
Lumentum Holdings, Inc. *	22,023	1,668,683
Methode Electronics, Inc.	57,919	1,896,847
MTS Systems Corp.	16,313	826,906
National Instruments Corp.	64,975	2,899,834
NETGEAR, Inc. *	37,188	956,475
NetScout Systems, Inc. *	126,812	3,260,337
OSI Systems, Inc. *	14,936	1,292,561
PC Connection, Inc.	36,479	1,818,113
Plantronics, Inc.	62,499	1,794,971
Plexus Corp. *	51,632	3,672,068
Rogers Corp. *	9,510	1,119,803
ScanSource, Inc. *	102,737	3,584,494
Stratasys Ltd. *	38,244	687,627
TTM Technologies, Inc. *	194,873	2,804,222
ViaSat, Inc. *	29,712	1,891,169
Viavi Solutions, Inc. *	73,526	1,036,717
Vishay Intertechnology, Inc.	199,614	4,050,168
Zebra Technologies Corp., Class A *	11,758	2,810,397
		87,937,281

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
ATN International, Inc.	12,315	712,669
Cogent Communications Holdings, Inc.	20,642	1,464,137
Consolidated Communications Holdings, Inc.	410,654	1,983,459
GCI Liberty, Inc., Class A *	20,753	1,518,705
Intelsat S.A. *(a)	133,393	454,870
Iridium Communications, Inc. *	43,072	1,100,490
Shenandoah Telecommunications Co.	23,998	968,319
United States Cellular Corp. *	27,676	886,185
Vonage Holdings Corp. *	137,998	1,224,042
Zayo Group Holdings, Inc. *	101,913	3,541,477
		13,854,353

Transportation 2.0%
Air Transport Services Group, Inc. *	55,365	1,161,004
Alaska Air Group, Inc.	46,833	3,024,943
Allegiant Travel Co.	5,897	990,932
AMERCO	7,143	2,651,982
ArcBest Corp.	95,335	2,126,924
Copa Holdings S.A., Class A	11,207	1,097,838
Costamare, Inc.	153,954	1,220,855
Daseke, Inc. *	740,877	2,248,562
Echo Global Logistics, Inc. *	61,173	1,185,533
Forward Air Corp.	29,636	1,939,676
Hawaiian Holdings, Inc.	31,852	888,034
Heartland Express, Inc.	52,991	990,402
Hub Group, Inc., Class A *	82,869	4,381,284
JetBlue Airways Corp. *	166,289	3,297,511
Marten Transport Ltd.	54,791	1,137,461
Saia, Inc. *	26,316	2,292,123
Schneider National, Inc., Class B	74,985	1,669,916
Seaspan Corp.	161,965	1,954,917
Spirit Airlines, Inc. *	21,555	885,264
Werner Enterprises, Inc.	79,865	2,943,824
YRC Worldwide, Inc. *(a)	295,321	667,425
		38,756,410

Utilities 3.7%
ALLETE, Inc.	41,005	3,423,097
American States Water Co.	18,280	1,618,877
Atlantica Yield plc	69,286	1,990,240
Avangrid, Inc.	40,916	2,179,186
Avista Corp.	76,737	3,902,076
Black Hills Corp.	38,234	3,174,569
California Water Service Group	25,668	1,349,110
Chesapeake Utilities Corp.	10,157	977,205
Clearway Energy, Inc., Class A	21,537	445,601
Clearway Energy, Inc., Class C	45,325	959,530
El Paso Electric Co.	37,065	2,523,756
Essential Utilities, Inc.	82,271	4,273,156
Hawaiian Electric Industries, Inc.	103,449	5,059,691
IDACORP, Inc.	34,582	3,879,755
MGE Energy, Inc.	21,829	1,744,792
National Fuel Gas Co.	73,070	3,155,893
New Jersey Resources Corp.	72,421	2,992,436
Security	Number of Shares	Value ($)
Northwest Natural Holding Co.	23,377	1,715,404
NorthWestern Corp.	43,741	3,366,745
ONE Gas, Inc.	37,574	3,550,743
Ormat Technologies, Inc.	21,940	1,738,964
Otter Tail Corp.	33,079	1,771,711
Pattern Energy Group, Inc., Class A	63,305	1,703,538
PNM Resources, Inc.	74,567	4,043,768
South Jersey Industries, Inc.	67,310	2,073,148
Southwest Gas Holdings, Inc.	47,479	3,585,139
Spire, Inc.	36,936	3,114,444
Unitil Corp.	14,248	878,959
		71,191,533
Total Common Stock
(Cost $1,535,223,029)		1,896,000,707

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	38,533	16,685
Total Rights
(Cost $16,685)		16,685

Other Investment Companies 1.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (c)	1,791,814	1,791,814

Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	19,818,871	19,818,871
Total Other Investment Companies
(Cost $21,610,685)		21,610,685

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/20/20	71	5,732,185	(135,328)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,451,900.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,689,744,162	$—	$—	$1,689,744,162
Real Estate	206,256,545	—	—*	206,256,545
Rights[1]
Materials	—	—	16,685	16,685
Other Investment Companies[1]	21,610,685	—	—	21,610,685
Liabilities
Futures Contracts[2]	(135,328)	—	—	(135,328)
Total	$1,917,476,064	$—	$16,685	$1,917,492,749
*	Level 3 amount shown includes securities determined to have no value at January 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets

Australia 5.4%
AGL Energy Ltd.	68,720	911,998
Amcor plc	82,362	865,507
AMP Ltd.	970,398	1,170,977
APA Group	56,171	421,766
Aurizon Holdings Ltd.	200,381	718,267
Australia & New Zealand Banking Group Ltd.	275,884	4,696,198
Bendigo & Adelaide Bank Ltd.	43,826	302,611
BGP Holdings plc (a)	453,854	608
BHP Group Ltd.	256,015	6,565,222
BlueScope Steel Ltd.	68,755	643,476
Boral Ltd.	119,550	393,983
Brambles Ltd.	96,587	806,736
Caltex Australia Ltd.	66,690	1,520,798
CIMIC Group Ltd.	9,810	189,815
Coca-Cola Amatil Ltd.	47,721	379,187
Coles Group Ltd.	43,081	472,729
Commonwealth Bank of Australia	125,972	7,132,219
Crown Resorts Ltd.	40,616	315,736
CSL Ltd.	9,242	1,900,789
Downer EDI Ltd.	85,763	420,114
Fortescue Metals Group Ltd.	173,131	1,282,524
Goodman Group	35,241	348,883
GrainCorp Ltd., Class A *	49,252	273,373
Incitec Pivot Ltd.	177,564	385,535
Insurance Australia Group Ltd.	176,367	829,295
LendLease Group	69,383	833,308
Macquarie Group Ltd.	15,825	1,512,083
Medibank Pvt Ltd.	229,871	472,323
Metcash Ltd.	287,761	498,674
Mirvac Group	212,489	479,367
National Australia Bank Ltd.	266,168	4,546,712
Newcrest Mining Ltd.	16,355	327,428
Oil Search Ltd.	55,107	263,393
Orica Ltd.	35,226	532,203
Origin Energy Ltd.	185,308	1,002,455
QBE Insurance Group Ltd.	109,970	1,001,070
Ramsay Health Care Ltd.	6,038	317,613
Rio Tinto Ltd.	33,296	2,160,522
Scentre Group	236,630	607,152
Sims Ltd.	49,168	347,252
Sonic Healthcare Ltd.	26,326	551,812
South32 Ltd.	267,744	459,421
Stockland	164,137	536,607
Suncorp Group Ltd.	154,541	1,320,192
Tabcorp Holdings Ltd.	85,753	266,926
Telstra Corp., Ltd.	751,471	1,916,213
Transurban Group	49,965	520,824
Viva Energy Group Ltd.	283,229	322,227
Wesfarmers Ltd.	147,844	4,435,617
Westpac Banking Corp.	328,806	5,494,817
Woodside Petroleum Ltd.	74,754	1,712,654
Security	Number of Shares	Value ($)
Woolworths Group Ltd.	156,257	4,339,856
Worley Ltd.	33,222	332,074
		70,059,141

Austria 0.3%
ANDRITZ AG	6,346	249,690
Erste Group Bank AG *	24,950	916,098
OMV AG	20,499	1,018,678
Raiffeisen Bank International AG	16,369	372,870
voestalpine AG	28,115	680,828
Wienerberger AG	11,784	334,339
		3,572,503

Belgium 0.8%
Ageas	19,130	1,054,858
Anheuser-Busch InBev S.A./N.V.	45,534	3,435,085
Colruyt S.A.	5,985	299,690
Groupe Bruxelles Lambert S.A.	7,216	725,162
KBC Group N.V.	23,180	1,700,840
Proximus	18,010	513,143
Solvay S.A.	8,052	834,511
UCB S.A.	5,609	516,152
Umicore S.A.	17,001	782,783
		9,862,224

Canada 6.5%
Agnico-Eagle Mines Ltd.	7,820	483,358
Air Canada *	10,900	365,118
Alimentation Couche-Tard, Inc., Class B	54,780	1,830,829
AltaGas Ltd.	20,400	328,490
ARC Resources Ltd. (b)	71,472	379,125
Atco Ltd., Class I	9,789	381,826
Bank of Montreal	40,261	3,070,532
Barrick Gold Corp.	37,770	699,518
Bausch Health Cos., Inc. *	36,709	1,007,181
BCE, Inc.	24,922	1,174,351
Brookfield Asset Management, Inc., Class A	40,232	2,461,831
Cameco Corp.	29,167	235,161
Canadian Imperial Bank of Commerce	28,038	2,286,430
Canadian National Railway Co.	34,417	3,216,224
Canadian Natural Resources Ltd.	99,945	2,810,906
Canadian Pacific Railway Ltd.	6,650	1,766,516
Canadian Tire Corp., Ltd., Class A (b)	7,876	844,673
Celestica, Inc. *	42,266	382,610
Cenovus Energy, Inc.	149,895	1,304,814
CGI, Inc. *	12,892	987,114
CI Financial Corp.	33,315	583,780
Crescent Point Energy Corp.	259,271	854,180
Dollarama, Inc.	11,700	398,635
Empire Co., Ltd., Class A	24,700	572,986
Enbridge, Inc.	71,386	2,902,585
Fairfax Financial Holdings Ltd.	1,250	559,326

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Finning International, Inc.	22,417	387,732
First Quantum Minerals Ltd.	56,870	445,197
Fortis, Inc.	21,736	948,014
George Weston Ltd.	10,694	861,807
Gibson Energy, Inc.	17,653	354,287
Gildan Activewear, Inc.	13,100	362,987
Great-West Lifeco, Inc.	19,454	504,063
H&R Real Estate Investment Trust	20,800	336,189
Husky Energy, Inc.	75,421	490,687
Hydro One Ltd.	26,900	546,781
Imperial Oil Ltd.	31,041	736,033
Intact Financial Corp.	5,606	607,324
Inter Pipeline Ltd.	27,974	466,092
Keyera Corp.	14,600	380,941
Linamar Corp.	8,600	283,331
Loblaw Cos., Ltd.	16,043	839,366
Magna International, Inc.	64,727	3,281,347
Manulife Financial Corp.	110,200	2,146,710
Methanex Corp.	9,300	301,544
Metro, Inc.	18,394	749,854
National Bank of Canada	18,633	1,033,868
Nutrien Ltd.	22,700	968,961
Onex Corp.	9,065	581,546
Open Text Corp.	6,700	301,535
Ovintiv, Inc.	21,434	333,959
Pembina Pipeline Corp.	20,778	795,700
Power Corp. of Canada	52,844	1,318,504
Power Financial Corp.	24,914	646,665
RioCan Real Estate Investment Trust	17,500	359,151
Rogers Communications, Inc., Class B	24,741	1,238,733
Royal Bank of Canada	72,944	5,764,307
Saputo, Inc.	16,875	518,466
Shaw Communications, Inc., Class B	39,129	764,603
SNC-Lavalin Group, Inc. (b)	33,540	771,466
Sun Life Financial, Inc.	32,075	1,508,015
Suncor Energy, Inc.	151,437	4,628,704
TC Energy Corp.	40,394	2,215,046
Teck Resources Ltd., Class B	58,368	754,188
TELUS Corp.	18,415	738,186
TFI International, Inc.	8,500	272,200
The Bank of Nova Scotia	81,715	4,463,020
The Toronto-Dominion Bank	85,652	4,733,707
Thomson Reuters Corp.	16,617	1,335,864
TransAlta Corp.	50,921	380,157
Waste Connections, Inc.	4,700	452,988
West Fraser Timber Co., Ltd.	9,100	364,578
WSP Global, Inc.	5,700	405,082
		84,567,584

Denmark 0.9%
AP Moeller — Maersk A/S, Series A	694	779,860
AP Moeller — Maersk A/S, Series B	1,136	1,358,388
Carlsberg A/S, Class B	5,219	762,150
Coloplast A/S, Class B	2,851	359,458
Danske Bank A/S	78,937	1,317,717
DSV PANALPINA A/S	7,637	829,140
ISS A/S	24,884	604,567
Maersk Drilling A/S *	4,231	236,129
Novo Nordisk A/S, Class B	56,048	3,411,734
Novozymes A/S, Class B	8,328	434,212
Orsted A/S	5,066	552,557
Pandora A/S	12,210	633,161
Vestas Wind Systems A/S	10,539	1,046,179
		12,325,252

Security	Number of Shares	Value ($)
Finland 1.1%
Elisa Oyj	8,147	490,821
Fortum Oyj	30,981	749,737
Kesko Oyj, B Shares	9,256	625,761
Kone Oyj, Class B	16,234	1,048,931
Metso Oyj	8,195	290,798
Neste Oyj	24,213	963,500
Nokia Oyj	434,263	1,690,456
Nokian Renkaat Oyj	13,091	352,946
Nordea Bank Abp	357,457	2,817,638
Outokumpu Oyj	110,778	380,534
Sampo Oyj, A Shares	28,435	1,287,172
Stora Enso Oyj, R Shares	68,793	892,967
UPM-Kymmene Oyj	54,492	1,716,957
Wartsila Oyj Abp	37,467	460,197
		13,768,415

France 9.0%
Accor S.A.	9,573	391,921
Air France-KLM *	50,397	466,885
Air Liquide S.A.	23,246	3,361,126
Airbus SE	14,949	2,195,469
Alstom S.A.	12,722	674,269
Arkema S.A.	8,373	767,211
Atos SE	9,059	751,249
AXA S.A.	182,122	4,842,907
BNP Paribas S.A.	127,839	6,784,099
Bollore S.A.	70,119	284,914
Bollore S.A. — New *	444	1,771
Bouygues S.A.	33,926	1,340,405
Bureau Veritas S.A.	13,983	385,299
Capgemini SE	9,351	1,161,307
Carrefour S.A.	140,462	2,376,854
Casino Guichard Perrachon S.A. (b)	21,651	880,281
CGG S.A. *	142,309	399,877
CNP Assurances	15,031	270,562
Compagnie de Saint-Gobain	91,858	3,465,651
Compagnie Generale des Etablissements Michelin	23,538	2,730,953
Credit Agricole S.A.	99,926	1,350,014
Danone S.A.	28,838	2,307,744
Dassault Systemes SE	1,950	337,572
Eiffage S.A.	7,986	925,687
Electricite de France S.A.	107,577	1,328,067
Engie S.A.	247,297	4,256,799
EssilorLuxottica S.A.	5,444	806,030
Eurazeo SE	6,079	435,064
Eutelsat Communications S.A.	18,031	270,251
Faurecia SE	14,226	677,820
Hermes International	605	451,769
Iliad S.A. (b)	2,755	361,569
Ingenico Group S.A.	3,090	359,346
Kering S.A.	1,766	1,079,062
Klepierre S.A.	9,150	311,026
L'Oreal S.A.	7,764	2,159,523
Lagardere S.C.A.	27,655	524,935
Legrand S.A.	11,907	952,699
LVMH Moet Hennessy Louis Vuitton SE	7,531	3,279,541
Natixis S.A.	97,885	413,357
Orange S.A.	289,689	4,095,034
Pernod-Ricard S.A.	6,805	1,178,196
Peugeot S.A.	83,941	1,728,366
Publicis Groupe S.A.	17,971	796,639
Rallye S.A. (b)	77,092	751,535
Renault S.A.	43,397	1,697,397
Rexel S.A.	87,644	1,048,406

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rubis SCA	5,412	334,286
Safran S.A.	10,113	1,630,591
Sanofi	80,657	7,778,425
Schneider Electric SE	38,679	3,857,320
SCOR SE	13,838	588,155
SES S.A.	36,210	444,396
Societe Generale S.A.	177,784	5,753,029
Sodexo S.A.	6,617	692,832
STMicroelectronics N.V.	34,549	961,915
Suez	53,711	881,443
TechnipFMC plc	33,354	533,548
Teleperformance	1,853	464,913
Thales S.A.	4,694	515,078
TOTAL S.A.	316,831	15,426,722
Valeo S.A.	40,596	1,205,747
Veolia Environnement S.A.	64,809	1,911,890
Vinci S.A.	31,053	3,440,332
Vivendi S.A.	66,298	1,813,201
Wendel S.A.	2,583	344,612
		115,994,893

Germany 7.9%
adidas AG	6,689	2,114,487
Allianz SE	31,480	7,515,643
Aurubis AG	13,736	747,358
BASF SE	127,830	8,628,098
Bayer AG	88,691	7,117,939
Bayerische Motoren Werke AG	67,076	4,777,920
Beiersdorf AG	3,250	369,092
Brenntag AG	17,894	926,016
Commerzbank AG	214,622	1,231,603
Continental AG	17,276	1,971,488
Covestro AG	26,505	1,116,994
Daimler AG	178,752	8,277,472
Deutsche Bank AG	297,580	2,722,543
Deutsche Boerse AG	4,511	732,241
Deutsche Lufthansa AG	59,426	905,274
Deutsche Pfandbriefbank AG	21,090	339,687
Deutsche Post AG	114,285	3,987,388
Deutsche Telekom AG	409,528	6,632,632
Deutsche Wohnen SE	6,479	274,128
E.ON SE	286,950	3,251,424
Evonik Industries AG	21,272	582,933
Freenet AG	18,488	410,126
Fresenius Medical Care AG & Co. KGaA	16,633	1,278,827
Fresenius SE & Co. KGaA	37,347	1,906,950
GEA Group AG	18,724	560,647
Hannover Rueck SE	3,576	694,339
HeidelbergCement AG	17,974	1,212,187
Henkel AG & Co. KGaA	6,860	632,050
Hugo Boss AG	7,997	377,792
Infineon Technologies AG	49,118	1,055,199
K&S AG	35,594	345,423
KION Group AG	5,383	336,932
Kloeckner & Co. SE	40,950	260,066
LANXESS AG	9,649	578,681
Leoni AG *	20,658	241,196
Merck KGaA	5,657	725,394
METRO AG	44,424	618,115
MTU Aero Engines AG	1,709	517,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,833	3,488,844
OSRAM Licht AG	6,158	309,036
OSRAM Licht AG *	7,526	340,045
ProSiebenSat.1 Media SE	40,396	536,942
Rheinmetall AG	3,307	353,669
Security	Number of Shares	Value ($)
RTL Group S.A.	5,231	237,685
RWE AG	94,113	3,262,632
Salzgitter AG	14,641	245,143
SAP SE	29,109	3,790,898
Siemens AG	67,075	8,272,903
Symrise AG	3,611	371,048
Telefonica Deutschland Holding AG	107,309	325,257
ThyssenKrupp AG	60,787	747,440
Uniper SE	54,310	1,779,230
United Internet AG	9,429	304,826
Volkswagen AG	5,921	1,084,156
Vonovia SE	12,814	731,373
		102,155,007

Hong Kong 1.6%
AIA Group Ltd.	273,200	2,707,124
BOC Hong Kong (Holdings) Ltd.	205,000	677,644
China Mengniu Dairy Co., Ltd. *	103,000	377,756
CK Asset Holdings Ltd.	139,500	891,259
CK Hutchison Holdings Ltd.	186,000	1,643,442
CLP Holdings Ltd.	111,500	1,159,549
Galaxy Entertainment Group Ltd.	85,000	556,290
Hang Seng Bank Ltd.	28,100	567,994
Henderson Land Development Co., Ltd.	53,300	239,298
Hong Kong & China Gas Co., Ltd.	224,208	429,062
Hong Kong Exchanges & Clearing Ltd.	13,121	431,122
Hongkong Land Holdings Ltd.	57,600	305,738
Jardine Matheson Holdings Ltd.	15,500	864,000
Jardine Strategic Holdings Ltd.	13,238	405,086
Lenovo Group Ltd.	978,000	638,147
Li & Fung Ltd.	4,406,000	385,837
Link REIT	36,500	369,107
MTR Corp., Ltd.	76,364	428,300
New World Development Co., Ltd.	516,689	645,413
Noble Group Ltd. *(a)	18,617,693	204,650
PCCW Ltd.	595,000	350,439
Sands China Ltd.	144,000	694,412
Sino Land Co., Ltd.	174,000	237,134
SJM Holdings Ltd.	265,000	295,448
Sun Hung Kai Properties Ltd.	86,500	1,204,976
Swire Pacific Ltd., Class A	60,300	529,481
Swire Pacific Ltd., Class B	101,251	143,162
Techtronic Industries Co., Ltd.	46,000	367,038
The Wharf Holdings Ltd.	216,000	533,573
Want Want China Holdings Ltd.	332,000	274,049
WH Group Ltd.	986,000	927,926
Wharf Real Estate Investment Co., Ltd.	46,000	237,555
Wheelock & Co., Ltd.	75,000	456,537
Yue Yuen Industrial Holdings Ltd.	134,000	372,588
		20,551,136

Ireland 0.1%
Bank of Ireland Group plc	80,912	394,060
Kerry Group plc, Class A	4,404	563,154
		957,214

Israel 0.2%
Bank Hapoalim B.M.	63,568	545,772
Bank Leumi Le-Israel B.M.	62,643	450,399
Bezeq The Israeli Telecommunication Corp., Ltd. *	630,498	484,287

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Israel Chemicals Ltd.	78,499	329,725
Teva Pharmaceutical Industries Ltd. *	113,403	1,169,049
		2,979,232

Italy 3.2%
A2A S.p.A.	155,007	309,650
Assicurazioni Generali S.p.A.	118,541	2,309,850
Atlantia S.p.A.	37,497	920,106
Banco BPM S.p.A. *	208,469	426,241
BPER Banca	73,443	337,322
CNH Industrial N.V.	104,614	996,447
Enel S.p.A.	948,229	8,265,062
Eni S.p.A.	493,401	6,911,352
EXOR N.V.	35,168	2,591,462
Fiat Chrysler Automobiles N.V.	234,148	3,050,297
Hera S.p.A.	72,060	327,757
Intesa Sanpaolo S.p.A.	1,670,811	4,149,483
Leonardo S.p.A.	40,397	496,317
Mediobanca Banca di Credito Finanziario S.p.A.	34,258	341,744
Pirelli & C S.p.A.	43,605	211,184
Poste Italiane S.p.A	33,128	379,483
Prysmian S.p.A.	21,424	475,229
Saipem S.p.A. *	73,442	304,463
Saras S.p.A.	171,161	229,674
Snam S.p.A.	149,320	800,304
Telecom Italia S.p.A. *	3,307,562	1,775,844
Tenaris S.A.	45,316	468,322
Terna — Rete Elettrica Nationale S.p.A.	76,198	531,579
UniCredit S.p.A.	334,237	4,464,504
Unione di Banche Italiane S.p.A.	179,644	537,647
Unipol Gruppo S.p.A.	65,564	333,827
		41,945,150

Japan 24.4%
Aeon Co., Ltd.	84,200	1,722,182
AGC, Inc.	34,500	1,162,937
Air Water, Inc.	23,200	318,655
Aisin Seiki Co., Ltd.	40,600	1,351,575
Ajinomoto Co., Inc.	46,200	760,907
Alfresa Holdings Corp.	27,900	560,573
Alps Alpine Co., Ltd.	28,600	513,451
Amada Holdings Co., Ltd.	32,000	333,275
ANA Holdings, Inc.	15,700	490,377
Asahi Group Holdings Ltd.	22,600	1,047,691
Asahi Kasei Corp.	158,500	1,621,193
Asics Corp.	21,000	306,797
Astellas Pharma, Inc.	129,800	2,293,582
Bandai Namco Holdings, Inc.	11,500	668,247
Bic Camera, Inc.	25,800	279,760
Bridgestone Corp.	92,800	3,286,884
Brother Industries Ltd.	30,900	596,752
Canon, Inc.	120,500	3,160,028
Casio Computer Co., Ltd.	19,600	363,293
Central Japan Railway Co.	11,800	2,316,123
Chubu Electric Power Co., Inc.	122,400	1,662,276
Chugai Pharmaceutical Co., Ltd.	4,500	460,929
Citizen Watch Co., Ltd.	53,400	258,158
Coca-Cola Bottlers Japan Holdings, Inc.	15,400	405,342
COMSYS Holdings Corp.	11,400	329,789
Concordia Financial Group Ltd.	98,600	371,681
Cosmo Energy Holdings Co., Ltd.	20,900	403,129
Dai Nippon Printing Co., Ltd.	46,500	1,282,216
Dai-ichi Life Holdings, Inc.	105,300	1,562,777
Daicel Corp.	49,400	467,635
Security	Number of Shares	Value ($)
Daido Steel Co., Ltd.	7,300	279,154
Daiichi Sankyo Co., Ltd.	23,100	1,561,031
Daikin Industries Ltd.	13,500	1,902,249
Daito Trust Construction Co., Ltd.	6,900	812,796
Daiwa House Industry Co., Ltd.	68,300	2,150,248
Daiwa Securities Group, Inc.	161,200	815,232
Denka Co., Ltd.	12,000	324,174
Denso Corp.	65,700	2,695,156
Dentsu Group, Inc.	17,101	566,710
DIC Corp.	16,900	443,030
Dowa Holdings Co., Ltd.	9,000	323,738
East Japan Railway Co.	32,818	2,889,675
Ebara Corp.	13,900	383,390
EDION Corp.	31,600	326,678
Eisai Co., Ltd.	10,700	806,370
Electric Power Development Co., Ltd.	26,600	599,864
Fanuc Corp.	8,300	1,511,678
Fast Retailing Co., Ltd.	1,300	699,239
Fuji Electric Co., Ltd.	13,800	404,091
FUJIFILM Holdings Corp.	38,400	1,907,116
Fujikura Ltd.	101,300	371,285
Fujitsu Ltd.	28,500	3,013,381
Furukawa Electric Co., Ltd.	12,900	299,531
H2O Retailing Corp.	25,600	232,057
Hakuhodo DY Holdings, Inc.	25,900	366,978
Hankyu Hanshin Holdings, Inc.	16,300	661,325
Hanwa Co., Ltd.	15,300	368,979
Haseko Corp.	42,000	547,594
Hino Motors Ltd.	59,600	558,091
Hitachi Construction Machinery Co., Ltd.	12,700	340,334
Hitachi Ltd.	162,800	6,200,643
Hitachi Metals Ltd.	34,800	534,856
Hokuriku Electric Power Co. *	41,600	309,461
Honda Motor Co., Ltd.	372,400	9,524,273
Hoya Corp.	11,950	1,143,680
Ibiden Co., Ltd.	15,500	357,028
Idemitsu Kosan Co., Ltd.	217,969	5,440,127
IHI Corp.	21,600	511,564
Iida Group Holdings Co., Ltd.	26,600	448,311
Inpex Corp.	149,400	1,394,525
Isetan Mitsukoshi Holdings Ltd.	77,500	605,049
Isuzu Motors Ltd.	78,900	773,019
ITOCHU Corp.	134,400	3,139,714
J. Front Retailing Co., Ltd.	40,800	491,104
Japan Airlines Co., Ltd.	17,800	500,722
Japan Display, Inc. *(b)	516,100	324,694
Japan Post Bank Co., Ltd.	30,200	279,528
Japan Post Holdings Co., Ltd.	148,000	1,346,307
Japan Tobacco, Inc.	112,800	2,385,095
JFE Holdings, Inc.	153,900	1,822,466
JGC Holdings Corp.	35,900	515,744
JSR Corp.	22,900	407,872
JTEKT Corp.	53,700	569,434
JXTG Holdings, Inc.	723,250	3,076,110
K’s Holdings Corp.	37,100	450,497
Kajima Corp.	55,900	709,168
Kaneka Corp.	10,800	331,118
Kao Corp.	19,600	1,563,240
Kawasaki Heavy Industries Ltd.	29,200	575,671
Kawasaki Kisen Kaisha Ltd. *	28,500	375,800
KDDI Corp.	180,800	5,463,605
Keio Corp.	5,000	286,000
Kewpie Corp.	14,600	304,489
Keyence Corp.	2,192	736,856
Kikkoman Corp.	8,100	392,507
Kinden Corp.	18,000	306,718
Kintetsu Group Holdings Co., Ltd.	10,500	553,384
Kirin Holdings Co., Ltd.	66,500	1,460,507

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kobe Steel Ltd.	140,100	639,767
Koito Manufacturing Co., Ltd.	10,200	442,643
Komatsu Ltd.	94,400	2,087,280
Konica Minolta, Inc.	91,900	560,968
Kubota Corp.	92,900	1,454,775
Kuraray Co., Ltd.	56,200	675,551
Kyocera Corp.	23,700	1,557,240
Kyushu Electric Power Co., Inc.	80,200	660,430
Kyushu Railway Co.	11,700	382,816
Leopalace21 Corp. *(b)	114,000	327,598
LIXIL Group Corp.	46,900	779,826
Makita Corp.	16,700	638,767
Marubeni Corp.	282,600	2,030,654
Matsumotokiyoshi Holdings Co., Ltd.	8,900	355,879
Mazda Motor Corp.	186,500	1,565,443
Medipal Holdings Corp.	28,000	593,319
MEIJI Holdings Co., Ltd.	11,700	823,373
Minebea Mitsumi, Inc.	33,300	646,886
MISUMI Group, Inc.	11,500	285,353
Mitsubishi Chemical Holdings Corp.	245,200	1,772,053
Mitsubishi Corp.	118,000	3,025,003
Mitsubishi Electric Corp.	250,100	3,467,673
Mitsubishi Estate Co., Ltd.	49,700	973,348
Mitsubishi Gas Chemical Co., Inc.	31,200	472,366
Mitsubishi Heavy Industries Ltd.	51,000	1,860,346
Mitsubishi Materials Corp.	30,100	757,036
Mitsubishi Motors Corp.	134,400	500,738
Mitsubishi UFJ Financial Group, Inc.	1,286,834	6,607,399
Mitsui & Co., Ltd.	197,600	3,514,437
Mitsui Chemicals, Inc.	30,900	678,602
Mitsui Fudosan Co., Ltd.	55,000	1,456,703
Mitsui Mining & Smelting Co., Ltd.	12,600	296,903
Mitsui O.S.K. Lines Ltd.	26,700	641,998
Mizuho Financial Group, Inc.	2,331,116	3,456,883
MS&AD Insurance Group Holdings, Inc.	46,090	1,530,772
Murata Manufacturing Co., Ltd.	32,800	1,856,965
Nagase & Co., Ltd.	29,400	404,475
Nagoya Railroad Co., Ltd.	13,600	399,000
NEC Corp.	34,500	1,535,710
NGK Insulators Ltd.	27,700	464,437
NGK Spark Plug Co., Ltd.	24,000	421,713
NH Foods Ltd.	20,700	908,670
NHK Spring Co., Ltd.	40,800	328,501
Nichirei Corp.	13,100	316,684
Nidec Corp.	6,900	867,818
Nikon Corp.	42,200	509,564
Nintendo Co., Ltd.	1,880	691,569
Nippon Electric Glass Co., Ltd.	14,300	276,248
Nippon Express Co., Ltd.	13,500	703,472
Nippon Paper Industries Co., Ltd.	26,400	429,631
Nippon Shokubai Co., Ltd.	4,300	252,114
Nippon Steel Corp.	212,300	2,945,763
Nippon Steel Trading Corp.	6,300	285,118
Nippon Telegraph & Telephone Corp.	197,516	5,036,072
Nippon Yusen K.K.	55,500	883,778
Nissan Motor Co., Ltd.	504,900	2,739,736
Nisshin Seifun Group, Inc.	20,730	353,964
Nisshinbo Holdings, Inc.	34,000	292,352
Nissin Foods Holdings Co., Ltd.	4,700	352,776
Nitori Holdings Co., Ltd.	3,000	466,203
Nitto Denko Corp.	19,200	1,067,291
NOK Corp.	28,000	372,921
Nomura Holdings, Inc.	375,000	1,919,776
Nomura Real Estate Holdings, Inc.	13,100	322,601
NSK Ltd.	76,200	635,599
NTN Corp.	116,400	308,453
NTT Data Corp.	47,000	660,219
NTT DOCOMO, Inc.	112,300	3,190,711
Security	Number of Shares	Value ($)
Obayashi Corp.	82,400	903,679
Odakyu Electric Railway Co., Ltd.	14,300	317,195
Oji Holdings Corp.	141,400	718,396
Olympus Corp.	46,200	746,464
Omron Corp.	16,200	927,691
Ono Pharmaceutical Co., Ltd.	15,000	345,402
Oriental Land Co., Ltd.	3,300	429,775
ORIX Corp.	99,100	1,674,043
Osaka Gas Co., Ltd.	64,000	1,082,999
Otsuka Corp.	6,700	261,266
Otsuka Holdings Co., Ltd.	33,100	1,470,480
Pan Pacific International Holdings Corp.	20,000	322,735
Panasonic Corp.	388,250	3,858,434
Recruit Holdings Co., Ltd.	34,100	1,329,091
Renesas Electronics Corp. *	55,600	349,797
Resona Holdings, Inc.	204,758	844,391
Ricoh Co., Ltd.	121,100	1,374,054
Rohm Co., Ltd.	6,200	446,000
Ryohin Keikaku Co., Ltd.	13,800	230,717
San-Ai Oil Co., Ltd.	30,900	308,447
Santen Pharmaceutical Co., Ltd.	18,000	335,710
Secom Co., Ltd.	10,200	895,077
Sega Sammy Holdings, Inc.	21,900	298,217
Seiko Epson Corp.	46,700	682,855
Seino Holdings Co., Ltd.	25,900	331,058
Sekisui Chemical Co., Ltd.	48,100	801,126
Sekisui House Ltd.	78,200	1,681,468
Seven & i Holdings Co., Ltd.	87,400	3,351,206
SG Holdings Co., Ltd.	15,300	323,493
Shikoku Electric Power Co., Inc.	28,400	240,847
Shimadzu Corp.	11,600	325,553
Shimamura Co., Ltd.	4,700	353,126
Shimano, Inc.	3,000	459,982
Shimizu Corp.	69,700	714,901
Shin-Etsu Chemical Co., Ltd.	21,000	2,401,637
Shionogi & Co., Ltd.	9,300	553,109
Shiseido Co., Ltd.	8,700	560,111
Showa Denko K.K.	16,500	394,559
Skylark Holdings Co., Ltd.	15,900	291,196
SMC Corp.	2,000	863,338
Softbank Corp.	108,400	1,487,149
SoftBank Group Corp.	132,000	5,329,441
Sojitz Corp.	195,400	615,039
Sompo Holdings, Inc.	33,000	1,233,005
Sony Corp.	55,100	3,852,969
Stanley Electric Co., Ltd.	14,600	376,023
Subaru Corp.	100,800	2,521,260
Sumitomo Chemical Co., Ltd.	270,800	1,150,683
Sumitomo Corp.	127,700	1,899,495
Sumitomo Electric Industries Ltd.	166,200	2,215,716
Sumitomo Forestry Co., Ltd.	30,100	417,970
Sumitomo Heavy Industries Ltd.	15,700	411,291
Sumitomo Metal Mining Co., Ltd.	26,600	756,250
Sumitomo Mitsui Financial Group, Inc.	127,810	4,493,721
Sumitomo Mitsui Trust Holdings, Inc.	26,600	980,740
Sumitomo Realty & Development Co., Ltd.	18,900	695,813
Sumitomo Rubber Industries Ltd.	44,700	491,132
Suntory Beverage & Food Ltd.	9,800	414,915
Suzuken Co., Ltd.	11,730	449,727
Suzuki Motor Corp.	46,500	2,127,642
Sysmex Corp.	5,300	379,163
T&D Holdings, Inc.	54,850	584,662
Taiheiyo Cement Corp.	21,500	578,669
Taisei Corp.	21,400	854,368
Takashimaya Co., Ltd.	39,000	417,001
Takeda Pharmaceutical Co., Ltd.	62,121	2,385,656

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TDK Corp.	12,100	1,281,094
Teijin Ltd.	29,800	532,788
Terumo Corp.	20,500	737,913
The Chugoku Electric Power Co., Inc.	42,500	560,924
The Kansai Electric Power Co., Inc.	118,200	1,326,538
The Yokohama Rubber Co., Ltd.	16,200	275,355
TIS, Inc.	6,200	372,473
Tobu Railway Co., Ltd.	15,000	528,404
Toho Gas Co., Ltd.	9,800	378,594
Toho Holdings Co., Ltd.	11,800	242,332
Tohoku Electric Power Co., Inc.	117,600	1,102,267
Tokio Marine Holdings, Inc.	43,800	2,377,516
Tokyo Electric Power Co. Holdings, Inc. *	573,200	2,269,807
Tokyo Electron Ltd.	6,500	1,429,649
Tokyo Gas Co., Ltd.	66,600	1,464,267
Tokyu Corp.	33,900	597,396
Tokyu Fudosan Holdings Corp.	59,800	421,550
Toppan Printing Co., Ltd.	48,600	968,599
Toray Industries, Inc.	208,100	1,361,663
Toshiba Corp.	20,900	667,971
Tosoh Corp.	48,600	685,499
TOTO Ltd.	11,600	471,360
Toyo Seikan Group Holdings Ltd.	29,200	493,994
Toyo Suisan Kaisha Ltd.	7,900	330,978
Toyoda Gosei Co., Ltd.	16,600	376,630
Toyota Industries Corp.	16,900	914,080
Toyota Motor Corp.	284,018	19,747,107
Toyota Tsusho Corp.	50,600	1,749,346
TS Tech Co., Ltd.	11,400	313,299
Tsuruha Holdings, Inc.	3,200	391,685
Ube Industries Ltd.	22,000	441,562
Unicharm Corp.	13,700	468,864
West Japan Railway Co.	16,163	1,367,548
Yakult Honsha Co., Ltd.	4,900	246,447
Yamada Denki Co., Ltd.	158,900	800,897
Yamaha Corp.	8,400	429,130
Yamaha Motor Co., Ltd.	46,500	862,929
Yamato Holdings Co., Ltd.	44,900	718,996
Yamazaki Baking Co., Ltd.	19,800	376,804
Yaskawa Electric Corp.	10,800	369,703
Yokogawa Electric Corp.	18,200	316,681
Z Holdings Corp.	178,000	707,005
		316,247,775

Netherlands 2.4%
Aalberts N.V.	7,422	324,049
ABN AMRO Group N.V. CVA	40,366	702,589
Aegon N.V.	271,354	1,098,955
Akzo Nobel N.V.	16,034	1,513,088
APERAM S.A.	10,208	291,787
ArcelorMittal S.A.	165,853	2,436,050
ASML Holding N.V.	6,427	1,803,654
ASR Nederland N.V.	12,802	476,351
Boskalis Westminster N.V.	14,305	334,581
Heineken Holding N.V.	8,245	810,300
Heineken N.V.	11,128	1,210,804
ING Groep N.V.	343,781	3,732,501
Koninklijke Ahold Delhaize N.V.	164,610	4,039,768
Koninklijke DSM N.V.	9,194	1,118,960
Koninklijke KPN N.V.	370,487	1,038,044
Koninklijke Philips N.V.	53,395	2,445,354
NN Group N.V.	23,819	826,722
Prosus N.V. *	2,975	214,598
Randstad N.V.	16,941	973,023
Signify N.V.	24,138	804,442
SNS Reaal N.V. *(a)(b)	124,822	—
Unibail-Rodamco-Westfield	4,364	593,371
Security	Number of Shares	Value ($)
Unilever N.V.	68,736	4,010,894
Wolters Kluwer N.V.	9,646	724,815
		31,524,700

New Zealand 0.1%
Contact Energy Ltd.	66,162	316,687
Fletcher Building Ltd.	177,876	634,879
Spark New Zealand Ltd.	192,185	575,618
		1,527,184

Norway 0.7%
DNB A.S.A.	67,603	1,181,874
Equinor A.S.A.	163,655	2,953,576
Mowi A.S.A.	26,217	625,321
Norsk Hydro A.S.A.	238,468	745,295
Orkla A.S.A.	56,589	546,298
Seadrill Ltd. *	125,600	168,049
Subsea 7 S.A.	47,212	504,743
Telenor A.S.A.	67,271	1,215,657
Yara International A.S.A.	25,969	943,076
		8,883,889

Poland 0.3%
Bank Polska Kasa Opieki S.A.	16,020	408,648
Kghm Polska Miedz S.A. *	21,327	501,310
PGE Polska Grupa Energetyczna S.A. *	187,794	333,370
Polski Koncern Naftowy Orlen S.A.	59,661	1,164,018
Polskie Gornictwo Naftowe i Gazownictwo S.A.	297,163	275,819
Powszechna Kasa Oszczednosci Bank Polski S.A.	38,855	342,425
Powszechny Zaklad Ubezpieczen S.A.	46,776	484,639
Tauron Polska Energia S.A. *	665,762	255,361
		3,765,590

Portugal 0.2%
EDP — Energias de Portugal S.A.	350,297	1,756,716
Galp Energia, SGPS, S.A.	57,963	875,852
Jeronimo Martins, SGPS, S.A.	23,118	397,812
		3,030,380

Republic of Korea 5.3%
Amorepacific Corp. *	2,403	371,944
CJ CheilJedang Corp.	1,298	256,161
CJ Corp.	4,689	323,081
Daelim Industrial Co., Ltd. *	3,786	254,394
DB Insurance Co., Ltd.	8,005	283,336
Doosan Heavy Industries & Construction Co., Ltd. *	63,418	287,098
E-Mart, Inc.	5,808	535,377
GS Holdings Corp.	11,144	424,769
Hana Financial Group, Inc.	30,552	844,323
Hankook Tire & Technology Co., Ltd. *	17,231	411,180
Hanwha Corp. *	17,733	318,617
Hanwha Solutions Corp. *	17,451	242,114
Hyundai Engineering & Construction Co., Ltd. *	13,792	435,419
Hyundai Glovis Co., Ltd.	3,502	429,552
Hyundai Marine & Fire Insurance Co., Ltd.	13,509	247,822
Hyundai Mobis Co., Ltd.	11,745	2,245,921
Hyundai Motor Co.	32,490	3,372,856

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hyundai Steel Co.	25,047	587,511
Hyundai Wia Corp. *	7,289	258,650
Industrial Bank of Korea *	40,729	364,875
KB Financial Group, Inc.	34,774	1,279,175
Kia Motors Corp.	65,932	2,242,532
Korea Electric Power Corp. *	109,667	2,319,996
Korea Gas Corp. *	10,362	280,781
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	6,006	565,941
Korea Zinc Co., Ltd. *	1,019	323,261
Korean Air Lines Co., Ltd. *	16,563	324,721
KT&G Corp.	8,204	651,920
LG Chem Ltd.	5,122	1,428,216
LG Corp.	7,621	449,517
LG Display Co., Ltd. *	125,945	1,595,337
LG Electronics, Inc.	29,957	1,633,522
LG Household & Health Care Ltd.	321	335,741
LG Uplus Corp.	40,918	452,900
Lotte Chemical Corp.	2,845	446,249
Lotte Shopping Co., Ltd.	4,011	385,104
NAVER Corp.	3,185	474,975
POSCO	19,958	3,615,760
Posco International Corp.	17,303	242,338
S-Oil Corp.	6,199	390,275
Samsung C&T Corp.	4,490	404,057
Samsung Electro-Mechanics Co., Ltd.	5,392	552,828
Samsung Electronics Co., Ltd.	531,196	24,611,898
Samsung Fire & Marine Insurance Co., Ltd.	3,558	626,441
Samsung Heavy Industries Co., Ltd. *	47,860	263,519
Samsung Life Insurance Co., Ltd.	8,008	463,389
Samsung SDI Co., Ltd.	1,946	442,984
Samsung SDS Co., Ltd.	1,939	312,528
Shinhan Financial Group Co., Ltd.	44,994	1,468,304
SK Holdings Co., Ltd.	3,847	752,052
SK Hynix, Inc.	46,032	3,502,406
SK Innovation Co., Ltd.	16,402	1,765,293
SK Networks Co., Ltd.	83,867	346,422
SK Telecom Co., Ltd.	3,114	596,533
Woongjin Coway Co., Ltd.	3,848	283,471
Woori Financial Group, Inc.	61,017	515,109
		68,840,495

Singapore 0.7%
CapitaLand Ltd.	151,100	398,175
ComfortDelGro Corp., Ltd.	221,000	349,586
DBS Group Holdings Ltd.	83,656	1,541,031
Golden Agri-Resources Ltd.	1,490,300	227,893
Hutchison Port Holdings Trust, Class U	1,502,489	240,398
Jardine Cycle & Carriage Ltd.	12,800	272,158
Keppel Corp., Ltd.	164,100	797,579
Oversea-Chinese Banking Corp., Ltd.	164,041	1,290,856
Sembcorp Industries Ltd.	162,800	250,987
Singapore Airlines Ltd.	90,770	565,862
Singapore Telecommunications Ltd.	608,686	1,464,657
United Overseas Bank Ltd.	64,252	1,198,436
Wilmar International Ltd.	300,366	855,320
		9,452,938

Spain 3.0%
Acerinox S.A.	27,884	271,470
ACS Actividades de Construccion y Servicios S.A.	27,858	926,196
Aena SME S.A.	2,613	483,614
Amadeus IT Group S.A.	11,135	873,052
Banco Bilbao Vizcaya Argentaria S.A.	727,238	3,764,615
Security	Number of Shares	Value ($)
Banco De Sabadell S.A.	1,111,478	1,001,493
Banco Santander S.A.	2,659,085	10,479,164
Bankia S.A.	146,043	265,407
Bankinter S.A.	41,807	271,102
CaixaBank S.A.	180,680	528,086
Enagas S.A.	15,440	416,013
Endesa S.A.	42,421	1,164,757
Ferrovial S.A.	24,780	787,147
Grifols S.A.	10,875	365,239
Iberdrola S.A.	456,075	4,990,071
Iberdrola S.A. — Interim Shares *(a)	8,371	91,590
Industria de Diseno Textil S.A.	48,644	1,635,755
Mapfre S.A.	138,498	354,438
Naturgy Energy Group S.A.	35,747	942,819
Red Electrica Corp. S.A.	24,386	487,872
Repsol S.A.	230,681	3,174,809
Telefonica S.A.	867,784	5,869,436
		39,144,145

Sweden 2.2%
Alfa Laval AB	18,599	464,289
Assa Abloy AB, B Shares	39,473	936,942
Atlas Copco AB, A Shares	30,959	1,095,763
Atlas Copco AB, B Shares	19,423	603,733
BillerudKorsnas AB	22,510	289,250
Boliden AB	28,247	670,590
Electrolux AB, B Shares	24,545	583,100
Epiroc AB, A Shares	21,691	250,933
Epiroc AB, B Shares	9,995	112,960
Essity AB, B Shares	32,775	1,040,472
Hennes & Mauritz AB, B Shares	112,032	2,457,958
Hexagon AB, B Shares	8,146	442,847
Husqvarna AB, B Shares	35,562	268,023
ICA Gruppen AB	8,101	356,196
Industrivarden AB, A Shares	11,163	269,855
Industrivarden AB, C Shares	8,507	200,523
Investor AB, A Shares	8,945	487,832
Investor AB, B Shares	31,331	1,715,529
Kinnevik AB, B Shares	13,332	321,676
Sandvik AB	72,151	1,316,877
Securitas AB, B Shares	33,351	524,924
Skandinaviska Enskilda Banken AB, A Shares	119,593	1,181,809
Skanska AB, B Shares	44,479	1,029,543
SKF AB, B Shares	42,614	780,033
SSAB AB, A Shares	54,465	167,343
SSAB AB, B Shares	100,831	290,251
Svenska Handelsbanken AB, A Shares	126,747	1,241,766
Swedbank AB, A Shares	101,883	1,564,284
Swedish Match AB	9,579	541,579
Tele2 AB, B Shares	39,528	596,363
Telefonaktiebolaget LM Ericsson, B Shares	251,655	1,978,618
Telia Co. AB	343,639	1,469,553
Trelleborg AB, B Shares	23,291	382,407
Volvo AB, B Shares	138,046	2,359,721
		27,993,542

Switzerland 5.5%
ABB Ltd.	155,146	3,612,099
Adecco Group AG	26,268	1,538,993
Alcon, Inc. *	19,552	1,155,089
Baloise Holding AG	2,547	460,188
Chocoladefabriken Lindt & Spruengli AG	3	280,004

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	30	251,817
Cie Financiere Richemont S.A.	27,016	1,961,975
Clariant AG *	15,078	339,402
Credit Suisse Group AG *	119,946	1,516,711
Geberit AG	1,109	585,254
Georg Fischer AG	350	343,237
Givaudan S.A.	313	1,032,734
Julius Baer Group Ltd. *	8,695	434,469
Kuehne & Nagel International AG	3,957	639,537
LafargeHolcim Ltd. *	43,210	2,195,966
Lonza Group AG *	1,542	633,284
Nestle S.A.	133,973	14,776,231
Novartis AG	92,933	8,779,204
Pargesa Holding S.A.	3,636	291,276
Roche Holding AG	32,575	10,927,881
Roche Holding AG — Bearer Shares	1,239	410,720
Schindler Holding AG	729	181,246
Schindler Holding AG — Participation Certificates	1,533	395,982
Schweizerische Nationalbank	403	2,431,031
SGS S.A.	233	673,993
Sika AG	4,836	869,636
Sonova Holding AG	1,364	342,052
Swiss Life Holding AG	1,642	825,391
Swiss Prime Site AG *	3,587	437,919
Swiss Re AG	30,415	3,434,428
Swisscom AG	2,306	1,265,218
The Swatch Group AG	4,755	231,151
The Swatch Group AG — Bearer Shares	3,066	769,095
UBS Group AG *	228,732	2,840,763
Zurich Insurance Group AG	10,957	4,548,444
		71,412,420

United Kingdom 16.3%
3i Group plc	43,434	631,824
Admiral Group plc	10,573	314,774
Aggreko plc	40,157	407,631
Anglo American plc	71,889	1,875,878
Antofagasta plc	30,685	331,452
Ashtead Group plc	26,098	842,389
Associated British Foods plc	32,292	1,117,744
AstraZeneca plc	52,612	5,146,903
Aviva plc	342,694	1,795,884
Babcock International Group plc	43,704	339,803
BAE Systems plc	275,594	2,291,001
Barclays plc	1,788,053	3,948,583
Barratt Developments plc	98,565	1,043,560
Bellway plc	11,531	606,783
BHP Group plc	163,908	3,567,720
BP plc	3,004,470	18,087,216
British American Tobacco plc	158,895	7,006,460
BT Group plc	1,477,250	3,139,080
Bunzl plc	22,414	580,528
Burberry Group plc	27,018	692,752
Capita plc *	179,096	343,984
Carnival plc	13,511	551,812
Centrica plc	1,809,175	2,026,841
Coca-Cola HBC AG *	11,148	409,490
Compass Group plc	75,402	1,864,104
CRH plc	68,021	2,561,381
Croda International plc	4,994	327,950
DCC plc	8,019	647,470
Diageo plc	75,213	2,974,155
Direct Line Insurance Group plc	190,898	850,233
Dixons Carphone plc	438,252	783,129
Drax Group plc	90,476	324,968
Security	Number of Shares	Value ($)
DS Smith plc	108,380	485,919
easyJet plc	34,100	625,957
Experian plc	29,516	1,027,392
Ferguson plc	20,651	1,854,497
FirstGroup plc *	410,791	671,552
Flutter Entertainment plc	3,288	372,841
G4S plc	185,330	476,940
GlaxoSmithKline plc	297,587	6,987,167
Glencore plc *	2,706,756	7,916,159
Hays plc	178,193	364,414
Hiscox Ltd.	14,064	243,319
HSBC Holdings plc	1,495,728	10,874,213
IMI plc	24,453	355,443
Imperial Brands plc	112,935	2,895,905
Inchcape plc	79,961	693,716
Informa plc	33,279	339,945
InterContinental Hotels Group plc	9,122	561,879
International Consolidated Airlines Group S.A.	90,220	676,095
Intertek Group plc	4,921	373,396
Investec plc	55,663	307,143
ITV plc	434,731	774,521
J. Sainsbury plc	512,224	1,366,232
John Wood Group plc	75,627	374,346
Johnson Matthey plc	33,170	1,137,268
Kingfisher plc	640,728	1,720,199
Land Securities Group plc	39,610	489,750
Legal & General Group plc	415,836	1,672,452
Lloyds Banking Group plc	5,231,224	3,905,287
London Stock Exchange Group plc	4,377	452,323
M&G plc *	115,276	363,758
Marks & Spencer Group plc	473,489	1,097,990
Meggitt plc	59,601	530,215
Micro Focus International plc	13,490	181,164
Mondi plc	47,523	966,939
National Grid plc	437,680	5,815,311
Next plc	11,295	1,026,483
Pearson plc	78,326	584,620
Pennon Group plc	34,736	507,015
Persimmon plc	28,256	1,137,533
Prudential plc	118,254	2,102,600
Reckitt Benckiser Group plc	30,528	2,526,903
RELX plc	62,725	1,664,208
Rentokil Initial plc	58,688	361,434
Rio Tinto plc	99,085	5,298,492
Rolls-Royce Holdings plc *	143,467	1,263,705
Royal Dutch Shell plc, A Shares	622,139	16,337,593
Royal Dutch Shell plc, B Shares	518,452	13,623,156
Royal Mail plc	455,180	1,189,789
RSA Insurance Group plc	59,453	431,347
Severn Trent plc	20,897	711,662
Smith & Nephew plc	35,102	844,586
Smiths Group plc	29,100	647,032
Smurfit Kappa Group plc	24,497	847,855
SSE plc	157,452	3,134,204
St. James’s Place plc	21,987	330,678
Standard Chartered plc	256,695	2,134,531
Standard Life Aberdeen plc	222,731	885,005
Tate & Lyle plc	47,513	496,677
Taylor Wimpey plc	347,140	986,015
Tesco plc	886,073	2,881,968
The Berkeley Group Holdings plc	11,322	783,417
The British Land Co., plc	43,287	316,573
The Sage Group plc	48,028	467,583
The Weir Group plc	17,535	311,181
Travis Perkins plc	43,230	883,057
TUI AG	69,987	717,050
Unilever plc	49,994	2,982,208
United Utilities Group plc	59,933	801,946

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Virgin Money UK plc	212,465	458,995
Vodafone Group plc	5,201,313	10,219,111
Whitbread plc	11,280	664,943
William Hill plc	168,941	385,717
WM Morrison Supermarkets plc	550,318	1,319,561
WPP plc	165,845	2,062,042
		210,713,604
Total Common Stock
(Cost $1,179,470,319)		1,271,274,413

Preferred Stock 1.1% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	12,030	670,565
Fuchs Petrolub SE	7,447	330,041
Henkel AG & Co. KGaA	11,006	1,119,337
Volkswagen AG	34,207	6,137,169
		8,257,112

Italy 0.1%
Telecom Italia S.p.A. — RSP	1,757,740	924,162

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	5,369	327,343
Hyundai Motor Co., Ltd. 2nd	8,388	562,862
LG Chem Ltd.	863	128,737
Samsung Electronics Co., Ltd.	93,172	3,642,165
		4,661,107
Total Preferred Stock
(Cost $12,578,254)		13,842,381

Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	4,151,096	4,151,096
Total Other Investment Company
(Cost $4,151,096)		4,151,096
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Banco Santander
U.S. Dollar
0.95%, 02/03/20 (d)	3,258,030	3,258,030
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
BNP Paribas
Euro
(0.67%), 02/03/20 (d)(e)	80,844	89,660
Brown Brothers Harriman
Australian Dollar
0.43%, 02/03/20 (d)	18,169	12,162
Canadian Dollar
0.82%, 02/03/20 (d)	193,758	146,409
Danish Krone
(1.00%), 02/03/20 (d)(e)	7,377	1,095
Japanese Yen
(0.25%), 02/03/20 (d)(e)	2,084,971	19,242
New Zealand Dollar
0.55%, 02/03/20 (d)	116	75
Norwegian Krone
0.65%, 02/03/20 (d)	12,779	1,389
Singapore Dollar
0.71%, 02/03/20 (d)	1	1
Swedish Krona
(0.17%), 02/03/20 (d)(e)	89	9
Swiss Franc
(1.57%), 02/03/20 (d)(e)	4	4
Citibank
Pound Sterling
0.32%, 02/03/20 (d)	110,853	146,382
Total Short-Term Investments
(Cost $3,674,458)		3,674,458

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	96	9,487,200	(235,409)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,869,757.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$381,951,703	$—	$381,951,703
Australia	—	70,058,533	608	70,059,141
Belgium	299,690	9,562,534	—	9,862,224
Canada	84,567,584	—	—	84,567,584
Denmark	1,237,728	11,087,524	—	12,325,252
Finland	2,825,574	10,942,841	—	13,768,415
France	1,633,587	114,361,306	—	115,994,893
Germany	1,880,372	100,274,635	—	102,155,007
Hong Kong	—	20,346,486	204,650	20,551,136
Ireland	563,154	394,060	—	957,214
Netherlands	593,371	30,931,329	—*	31,524,700
Republic of Korea	732,988	68,107,507	—	68,840,495
Singapore	240,398	9,212,540	—	9,452,938
Spain	—	39,052,555	91,590	39,144,145
Sweden	583,100	27,410,442	—	27,993,542
Switzerland	531,821	70,880,599	—	71,412,420
United Kingdom	11,013,538	199,700,066	—	210,713,604
Preferred Stock[1]	—	13,842,381	—	13,842,381
Other Investment Company[1]	4,151,096	—	—	4,151,096
Short-Term Investments[1]	—	3,674,458	—	3,674,458
Liabilities
Futures Contracts[2]	(235,409)	—	—	(235,409)
Total	$110,618,592	$1,181,791,499	$296,848	$1,292,706,939
*	Level 3 amount shown includes securities determined to have no value at January 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.2%
Adelaide Brighton Ltd.	225,895	545,517
ALS Ltd.	96,835	618,844
Ansell Ltd.	34,263	724,226
Aristocrat Leisure Ltd.	42,472	1,012,922
ASX Ltd.	14,436	816,727
AusNet Services	561,752	661,982
Australian Pharmaceutical Industries Ltd.	480,920	420,581
Bank of Queensland Ltd.	152,047	773,021
Bapcor Ltd.	40,213	168,064
Beach Energy Ltd.	163,386	285,003
Bega Cheese Ltd.	106,468	308,479
Breville Group Ltd.	23,390	288,140
carsales.com Ltd.	28,566	325,152
Challenger Ltd.	136,695	809,290
Charter Hall Retail REIT	54,931	172,062
Cleanaway Waste Management Ltd.	221,186	298,727
Cochlear Ltd.	4,148	660,636
Computershare Ltd.	86,012	1,015,634
Costa Group Holdings Ltd.	86,274	157,021
Cromwell Property Group	286,057	233,398
CSR Ltd.	310,612	995,762
Dexus	106,277	896,780
Domino's Pizza Enterprises Ltd.	5,681	206,526
Eclipx Group Ltd. *	218,693	231,915
Evolution Mining Ltd.	106,669	269,214
FlexiGroup Ltd.	176,416	244,961
Flight Centre Travel Group Ltd.	17,794	463,456
G.U.D. Holdings Ltd.	24,557	195,294
G8 Education Ltd.	197,891	251,010
Genworth Mortgage Insurance Australia Ltd.	139,586	341,986
GWA Group Ltd.	94,070	223,430
Harvey Norman Holdings Ltd.	195,097	547,495
Healius Ltd.	293,562	574,598
IGO Ltd.	53,006	214,076
Iluka Resources Ltd.	54,560	348,971
Inghams Group Ltd.	70,592	165,884
InvoCare Ltd.	20,506	182,760
IOOF Holdings Ltd.	142,985	745,053
IRESS Ltd.	22,436	207,303
James Hardie Industries plc	50,420	1,060,118
JB Hi-Fi Ltd.	42,553	1,119,061
Link Administration Holdings Ltd.	64,742	291,734
MACA Ltd.	426,948	272,938
Magellan Financial Group Ltd.	7,570	333,377
McMillan Shakespeare Ltd.	20,099	171,879
Mineral Resources Ltd. (a)	53,207	598,205
Monadelphous Group Ltd.	54,760	632,736
Myer Holdings Ltd. *	2,398,562	699,385
nib Holdings Ltd.	98,776	353,672
Nine Entertainment Co. Holdings Ltd.	283,838	351,075
Northern Star Resources Ltd.	55,001	473,787
Security	Number of Shares	Value ($)
NRW Holdings Ltd.	126,277	259,755
Nufarm Ltd. *	147,270	537,156
Orora Ltd.	379,495	810,150
OZ Minerals Ltd.	91,563	611,598
Pact Group Holdings Ltd. *	121,243	222,161
Pendal Group Ltd.	71,801	420,185
Perenti Global Ltd.	241,016	244,314
Perpetual Ltd. (a)	14,214	400,916
Premier Investments Ltd.	23,070	303,371
Qantas Airways Ltd.	229,240	971,930
Qube Holdings Ltd.	217,885	496,651
REA Group Ltd.	2,745	207,700
Regis Resources Ltd.	91,561	280,676
Resolute Mining Ltd. *	270,607	212,548
Sandfire Resources Ltd.	81,875	300,714
Santos Ltd.	192,836	1,106,766
SEEK Ltd.	47,128	706,561
Seven Group Holdings Ltd.	28,605	381,004
Seven West Media Ltd. *	1,046,790	172,295
Sigma Healthcare Ltd.	1,484,376	592,188
Southern Cross Media Group Ltd.	308,813	179,292
St. Barbara Ltd.	83,102	154,908
Super Retail Group Ltd.	79,742	496,502
Sydney Airport	111,059	617,722
Tassal Group Ltd.	58,131	166,254
The GPT Group	188,136	750,680
The Star Entertainment Grp Ltd.	297,723	822,180
TPG Telecom Ltd.	78,802	391,763
Treasury Wine Estates Ltd.	73,875	634,553
Vicinity Centres	511,120	862,715
Virgin Australia International Holdings *(b)	176,214	—
Vocus Group Ltd. *	70,667	158,377
Washington H Soul Pattinson & Co., Ltd.	11,120	158,426
Whitehaven Coal Ltd.	108,158	178,893
		38,770,771

Austria 0.6%
Austria Technologie & Systemtechnik AG	12,853	283,524
BAWAG Group AG *	9,528	411,808
CA Immobilien Anlagen AG	6,711	295,273
DO & Co. AG	1,989	198,531
EVN AG	12,275	242,322
IMMOFINANZ AG *	13,510	375,331
Lenzing AG	5,569	440,988
Oesterreichische Post AG	15,618	592,876
POLYTEC Holding AG	20,219	179,485
S IMMO AG	8,466	227,219
UNIQA Insurance Group AG	42,691	403,725
Verbund AG	8,686	459,696

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,555	392,881
Zumtobel Group AG *	26,130	256,468
		4,760,127

Belgium 1.2%
Ackermans & van Haaren N.V.	5,200	832,976
AGFA-Gevaert N.V. *	101,148	497,174
Barco N.V.	1,664	413,751
Befimmo S.A.	3,795	233,591
Bekaert S.A.	27,376	695,005
bpost S.A.	84,017	837,263
Cie d'Entreprises CFE	3,094	337,385
Cofinimmo S.A.	3,201	510,500
D'ieteren S.A./N.V.	12,934	834,847
Econocom Group S.A.	59,516	169,210
Elia System Operator S.A./N.V.	5,336	514,605
Euronav N.V.	46,600	463,025
Gimv N.V.	3,748	230,941
Greenyard N.V. *(a)	49,523	241,663
Melexis N.V.	2,966	210,791
Nyrstar N.V. *(a)	501,161	97,378
Ontex Group N.V.	34,513	625,542
Orange Belgium S.A.	14,687	298,733
Sofina S.A.	1,174	268,580
Telenet Group Holding N.V.	15,599	725,294
Tessenderlo Group S.A. *	10,071	338,836
		9,377,090

Canada 8.0%
Aecon Group, Inc.	36,672	476,897
Aimia, Inc. *	118,199	297,418
Alacer Gold Corp. *	58,100	273,071
Algonquin Power & Utilities Corp.	52,800	808,318
Allied Properties Real Estate Investment Trust	11,100	463,157
Altus Group Ltd.	7,500	245,674
Artis Real Estate Investment Trust	55,673	495,984
ATS Automation Tooling Systems, Inc. *	13,900	213,531
AutoCanada, Inc. (a)	34,000	335,016
Badger Daylighting Ltd.	6,700	174,816
Baytex Energy Corp. *	475,600	517,503
Birchcliff Energy Ltd.	133,400	176,402
BlackBerry Ltd. *	95,200	579,804
Boardwalk Real Estate Investment Trust (a)	11,177	398,805
Bombardier, Inc., Class B *	116,900	108,650
Bonavista Energy Corp.	1,094,200	421,673
Bonterra Energy Corp. (a)	57,522	145,174
Boyd Group Services, Inc.	1,900	298,610
BRP, Inc.	6,600	336,932
CAE, Inc.	38,019	1,127,585
Calfrac Well Services Ltd. *(a)	208,300	152,676
Canadian Apartment Properties REIT	15,399	658,594
Canadian Utilities Ltd., Class A	36,000	1,101,708
Canadian Western Bank	19,639	485,558
Canfor Corp. *	58,095	521,951
Canfor Pulp Products, Inc.	25,600	164,232
CanWel Building Materials Group Ltd.	51,300	204,673
Capital Power Corp.	32,199	881,008
Cascades, Inc.	61,619	526,606
CCL Industries, Inc., Class B	18,590	783,972
Centerra Gold, Inc. *	74,677	598,138
CES Energy Solutions Corp.	171,242	252,321
Chartwell Retirement Residences	36,900	392,589
Chemtrade Logistics Income Fund (a)	56,881	403,161
Security	Number of Shares	Value ($)
Choice Properties Real Estate Investment Trust	23,000	254,088
Chorus Aviation, Inc. (a)	59,400	350,547
Cineplex, Inc. (a)	28,760	733,886
Cogeco Communications, Inc.	3,331	261,516
Cogeco, Inc.	7,100	497,440
Colliers International Group, Inc.	4,234	343,289
Cominar Real Estate Investment Trust	89,113	981,091
Constellation Software, Inc.	868	912,371
Corus Entertainment, Inc., B Shares	87,043	330,177
Cott Corp.	34,000	520,251
Crombie Real Estate Investment Trust	21,000	253,891
Detour Gold Corp. *	25,900	463,828
Dream Office Real Estate Investment Trust	30,617	753,048
Eldorado Gold Corp. *	52,561	382,074
Element Fleet Management Corp.	38,600	370,716
Emera, Inc.	11,600	516,802
Enerflex Ltd.	44,849	342,959
Enerplus Corp.	124,400	634,502
Ensign Energy Services, Inc.	226,689	404,251
Exchange Income Corp. (a)	10,930	350,596
Extendicare, Inc. (a)	32,800	203,978
First Capital Real Estate Investment Trust	26,778	438,476
FirstService Corp.	2,800	275,493
Franco-Nevada Corp.	8,739	993,356
Frontera Energy Corp.	75,800	538,974
Genworth MI Canada, Inc.	10,305	454,747
Granite Real Estate Investment Trust	5,304	286,602
Great Canadian Gaming Corp. *	8,727	262,786
Home Capital Group, Inc. *(a)	24,670	588,135
Horizon North Logistics, Inc.	191,900	147,905
Hudbay Minerals, Inc.	90,256	276,892
Hudson's Bay Co.	102,500	846,551
IAMGOLD Corp. *	121,968	364,042
IGM Financial, Inc.	29,700	858,863
Innergex Renewable Energy, Inc.	18,300	259,967
Interfor Corp. *	43,095	456,220
Intertape Polymer Group, Inc.	21,085	257,787
Just Energy Group, Inc.	100,814	140,168
Kinross Gold Corp. *	214,700	1,088,588
Kirkland Lake Gold Ltd.	8,900	364,971
Laurentian Bank of Canada	11,611	376,827
Lundin Mining Corp.	148,925	780,973
Maple Leaf Foods, Inc.	30,563	598,604
Martinrea International, Inc.	83,771	816,568
Medical Facilities Corp.	34,086	105,344
MEG Energy Corp. *	154,262	787,979
Morneau Shepell, Inc.	9,912	259,447
Mullen Group Ltd. (a)	76,092	519,201
NFI Group, Inc.	20,892	483,386
Norbord, Inc.	21,600	634,420
Northland Power, Inc.	23,946	539,029
Northview Apartment Real Estate Investment Trust	8,800	204,207
OceanaGold Corp.	204,172	427,351
Pan American Silver Corp.	50,105	1,151,726
Parex Resources, Inc. *	24,000	379,930
Parkland Fuel Corp.	31,000	1,078,699
Pason Systems, Inc.	20,096	200,444
Peyto Exploration & Development Corp. (a)	223,802	488,732
PrairieSky Royalty Ltd. (a)	24,700	270,815
Precision Drilling Corp. *	477,900	563,340
Premium Brands Holdings Corp.	4,600	338,726
Quebecor, Inc., Class B	27,300	677,446
Restaurant Brands International, Inc.	12,200	744,316

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Richelieu Hardware Ltd. (a)	16,914	373,325
Ritchie Bros. Auctioneers, Inc.	10,855	458,266
Rogers Sugar, Inc. (a)	49,070	177,607
Russel Metals, Inc.	50,017	811,822
Secure Energy Services, Inc.	110,431	379,674
SEMAFO, Inc. *	78,400	165,283
Seven Generations Energy Ltd., Class A *	76,000	381,321
ShawCor Ltd.	57,896	460,228
Sherritt International Corp. *	214,500	28,364
SmartCentres Real Estate Investment Trust	21,525	510,881
Stantec, Inc.	30,648	911,288
Stella-Jones, Inc.	13,500	382,129
Superior Plus Corp.	67,843	592,101
The North West Co., Inc.	19,615	408,485
The Stars Group, Inc. *	13,900	331,693
TMX Group Ltd.	6,400	592,172
Toromont Industries Ltd.	12,581	647,873
Tourmaline Oil Corp.	68,277	688,755
Transcontinental, Inc., Class A	56,020	658,660
Trican Well Service Ltd. *	482,966	379,541
Turquoise Hill Resources Ltd. *	431,500	280,407
Uni-Select, Inc.	34,420	315,746
Vermilion Energy, Inc. (a)	54,700	789,459
Western Forest Products, Inc.	424,395	343,133
Westshore Terminals Investment Corp.	14,556	176,863
Wheaton Precious Metals Corp.	36,457	1,073,269
Whitecap Resources, Inc.	194,300	707,667
Winpak Ltd.	7,600	277,721
Yamana Gold, Inc.	226,500	922,499
		60,437,773

Denmark 1.2%
Chr. Hansen Holding A/S	6,270	466,630
D/S Norden A/S	22,404	302,415
Demant A/S *	12,734	412,937
Dfds A/S	11,310	474,966
FLSmidth & Co. A/S	19,686	672,232
Genmab A/S *	945	217,530
GN Store Nord A/S	11,823	586,422
H. Lundbeck A/S	7,591	322,559
Jyske Bank A/S *	22,460	854,057
Matas A/S	24,940	235,412
Nilfisk Holding A/S *	12,672	273,831
NKT A/S *	19,137	411,618
Rockwool International A/S, B Shares	1,853	432,007
Royal Unibrew A/S	5,781	549,590
Scandinavian Tobacco Group A/S	32,891	431,280
Schouw & Co. A/S	5,280	432,954
SimCorp A/S	2,753	305,188
Spar Nord Bank A/S	25,591	248,014
Sydbank A/S	31,335	682,702
Topdanmark A/S	5,270	249,034
Tryg A/S	20,518	621,692
		9,183,070

Finland 1.3%
Aktia Bank Oyj	19,350	205,159
Cargotec Oyj, B Shares	23,850	882,389
Caverion Oyj	33,682	274,324
Cramo Oyj	20,407	310,290
Finnair Oyj	34,187	199,587
Huhtamaki Oyj	23,546	1,046,512
Kemira Oyj	40,943	619,363
Konecranes Oyj	21,609	651,359
Metsa Board Oyj	68,165	412,834
Security	Number of Shares	Value ($)
Orion Oyj, Class B	23,481	1,109,407
Outotec Oyj *	58,161	334,400
Ramirent Oyj *(a)(b)	45,995	447,364
Sanoma Oyj	35,968	432,012
TietoEVRY Oyj	27,400	895,837
Tokmanni Group Corp.	18,333	265,945
Uponor Oyj	25,370	343,251
Valmet Oyj	29,266	633,074
Yit Oyj	54,820	391,236
		9,454,343

France 4.2%
Aeroports de Paris	4,180	790,857
Albioma S.A.	9,356	311,503
ALD S.A.	65,536	956,620
Altarea S.C.A.	1,185	272,044
Alten S.A.	5,408	666,496
Altran Technologies S.A.	22,047	356,862
Amundi S.A.	10,302	833,849
Beneteau S.A.	16,619	178,245
BioMerieux	4,584	454,331
Bonduelle S.C.A.	8,660	206,494
Cie Plastic Omnium S.A.	26,088	657,065
Coface S.A.	28,925	357,042
Covivio	7,175	851,416
Dassault Aviation S.A.	266	323,918
Derichebourg S.A.	88,813	322,117
Edenred	21,041	1,136,247
Elior Group S.A.	63,376	888,538
Elis S.A.	45,506	886,101
Eramet	3,514	147,419
Eurofins Scientific SE	959	515,802
Euronext N.V.	8,887	770,351
Europcar Mobility Group	49,500	200,774
Fnac Darty S.A. *	6,734	328,100
Gaztransport Et Technigaz S.A.	2,384	240,984
Gecina S.A.	4,759	899,365
Getlink SE	63,467	1,119,639
ICADE	7,601	849,732
Imerys S.A.	19,702	850,512
Ipsen S.A.	3,529	261,887
IPSOS	21,374	692,519
JCDecaux S.A.	18,883	504,694
Kaufman & Broad S.A.	6,282	266,559
Korian S.A.	12,334	562,685
Latecoere SACA *	50,191	196,773
LISI	6,847	208,446
Maisons du Monde S.A.	18,153	240,598
Mercialys S.A.	27,733	350,018
Mersen S.A.	6,149	201,450
Metropole Television S.A.	29,245	487,161
Nexans S.A.	24,034	1,169,284
Nexity S.A.	15,463	746,524
Orpea	5,792	754,086
Quadient	36,380	875,115
Remy Cointreau S.A.	2,594	273,183
Rothschild & Co.	7,214	193,724
SEB S.A.	5,110	656,109
Societe BIC S.A.	12,411	838,941
Solocal Group *	461,395	223,575
Sopra Steria Group	4,632	739,470
SPIE S.A.	47,224	914,803
Tarkett S.A.	25,951	358,304
Technicolor S.A. *	699,748	484,487
Television Francaise	64,647	486,699
Trigano S.A.	2,126	201,594
UbiSoft Entertainment S.A. *	11,743	890,607
Vallourec S.A. *(a)	294,314	741,137

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vicat S.A.	9,749	407,076
Vilmorin & Cie S.A.	3,336	161,681
		31,461,612

Germany 3.8%
1&1 Drillisch AG	7,844	192,778
Aareal Bank AG	24,375	798,241
Alstria Office REIT AG	13,158	261,041
Aroundtown S.A.	31,155	294,939
Bauer AG	10,263	181,432
BayWa AG	21,160	621,768
Bechtle AG	6,122	883,334
Bertrandt AG	3,078	178,193
Bilfinger SE	29,489	1,040,218
CANCOM SE	6,226	370,423
Carl Zeiss Meditec AG	2,550	311,329
CECONOMY AG *	113,416	586,241
Cewe Stiftung & Co. KGaA	2,057	234,628
CTS Eventim AG & Co. KGaA	5,053	314,215
Deutsche Euroshop AG	9,664	263,481
Deutz AG	76,563	399,864
Dialog Semiconductor plc *	18,991	834,215
Duerr AG	20,282	607,222
DWS Group GmbH & Co. KGaA	7,664	304,468
ElringKlinger AG *	41,812	284,095
Fielmann AG	4,368	347,404
Fraport AG Frankfurt Airport Services Worldwide	8,601	639,716
Gerresheimer AG	8,422	667,373
Grand City Properties S.A.	10,838	277,780
GRENKE AG	2,004	199,917
Hamburger Hafen und Logistik AG	8,931	219,789
Hapag-Lloyd AG	9,196	756,752
Heidelberger Druckmaschinen AG *	229,419	226,958
Hella GmbH & Co. KGaA	21,235	997,999
HOCHTIEF AG	6,654	769,636
Hornbach Holding AG & Co. KGaA	11,365	718,448
Indus Holding AG	10,059	409,692
Jenoptik AG	9,954	273,572
Knorr-Bremse AG	5,631	615,201
Koenig & Bauer AG	5,375	142,488
Krones AG	7,682	580,087
LEG Immobilien AG	6,049	746,085
Nordex SE *	30,174	390,448
Norma Group SE	10,549	385,611
Pfeiffer Vacuum Technology AG	1,358	226,064
Puma SE	11,020	882,402
QIAGEN N.V. *	16,309	544,733
Rational AG	269	201,731
Rhoen-Klinikum AG	9,328	163,210
SAF-Holland S.A.	29,789	207,475
Scout24 AG	11,480	789,073
Siemens Healthineers AG	12,295	577,807
Siltronic AG	5,454	584,217
Sixt SE	3,800	382,946
Software AG	14,346	478,260
Stabilus S.A.	4,603	279,637
Stroeer SE & Co. KGaA	3,057	242,641
Suedzucker AG	60,472	1,021,984
TAG Immobilien AG *	17,098	450,630
Takkt AG	19,648	257,952
Talanx AG *	15,136	755,351
TLG Immobilien AG	7,366	252,022
Wacker Chemie AG	8,205	588,841
Wacker Neuson SE	12,392	198,959
Security	Number of Shares	Value ($)
Wirecard AG	3,062	452,335
Zalando SE *	12,459	596,536
		28,461,887

Greece 0.0%
TT Hellenic Postbank S.A. *(b)	24,275	—

Hong Kong 3.9%
AAC Technologies Holdings, Inc.	166,000	1,167,614
ASM Pacific Technology Ltd.	62,400	840,825
BOC Aviation Ltd.	29,500	271,970
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	—
Cafe De Coral Holdings Ltd.	112,000	251,293
Cathay Pacific Airways Ltd.	378,000	476,700
China Harmony New Energy Auto Holding Ltd.	757,000	387,859
China Travel International Investment Hong Kong Ltd.	1,288,000	205,449
Chow Tai Fook Jewellery Group Ltd.	515,200	464,364
CITIC Telecom International Holdings Ltd.	586,000	202,320
CK Infrastructure Holdings Ltd.	30,000	209,304
Dah Sing Financial Holdings Ltd.	61,600	221,462
Dairy Farm International Holdings Ltd.	81,723	420,873
Esprit Holdings Ltd. *	3,987,876	713,716
First Pacific Co., Ltd.	2,440,000	765,864
Fortune REIT	187,000	213,175
Giordano International Ltd.	818,000	209,080
Global Brands Group Holding Ltd.	6,578,823	417,967
Haitong International Securities Group Ltd.	747,500	215,024
Hang Lung Group Ltd.	338,000	835,249
Hang Lung Properties Ltd.	430,000	898,238
Huabao International Holdings Ltd.	380,000	122,511
Hutchison Telecommunications Hong Kong Holdings Ltd.	998,000	180,817
Hysan Development Co., Ltd.	85,000	317,303
IGG, Inc.	188,000	130,762
Johnson Electric Holdings Ltd.	204,000	450,461
K Wah International Holdings Ltd.	587,000	286,119
Kerry Logistics Network Ltd.	225,500	359,739
Kerry Properties Ltd.	266,500	743,351
L'Occitane International S.A.	134,000	283,764
Lifestyle International Holdings Ltd.	157,500	157,515
Luk Fook Holdings International Ltd.	220,000	595,899
Man Wah Holdings Ltd.	616,800	425,249
Melco International Development Ltd.	194,000	418,974
MGM China Holdings Ltd.	192,400	268,653
Minth Group Ltd.	159,500	487,863
MMG Ltd. *(a)	1,352,000	302,428
NagaCorp Ltd.	170,000	239,793
NewOcean Energy Holdings Ltd. *(a)	1,696,000	240,208
Nexteer Automotive Group Ltd.	359,000	263,928
NWS Holdings Ltd.	430,000	552,529
Pacific Basin Shipping Ltd.	1,659,000	297,568
Pacific Textile Holdings Ltd.	306,000	197,874
Pou Sheng International Holdings Ltd.	1,019,000	303,479
Power Assets Holdings Ltd.	60,143	434,197
Prada S.p.A.	174,700	673,688
Road King Infrastructure Ltd.	130,000	218,243
Sa Sa International Holdings Ltd. (a)	794,518	140,108
Samsonite International S.A.	370,900	692,602
Semiconductor Manufacturing International Corp. *	696,900	1,272,496
Shangri-La Asia Ltd.	276,000	254,410
Shougang Fushan Resources Group Ltd.	1,312,000	258,290

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shui On Land Ltd.	1,896,000	377,975
SITC International Holdings Co., Ltd.	310,000	365,162
SmarTone Telecommunications Holdings Ltd.	306,500	224,587
Sun Art Retail Group Ltd.	865,500	1,028,342
Swire Properties Ltd.	146,200	453,864
Television Broadcasts Ltd.	224,200	344,097
The Bank of East Asia Ltd.	310,067	668,805
Tingyi (Cayman Islands) Holding Corp.	592,000	998,732
Towngas China Co., Ltd. *	247,000	153,014
Truly International Holdings Ltd. *	2,364,000	308,119
Uni-President China Holdings Ltd.	336,000	341,989
Value Partners Group Ltd.	269,000	144,678
Vitasoy International Holdings Ltd. (a)	60,000	216,269
VSTECS Holdings Ltd.	622,000	299,434
VTech Holdings Ltd.	75,600	683,326
Wynn Macau Ltd.	311,200	645,944
Xinyi Glass Holdings Ltd.	568,000	711,866
Xinyi Solar Holdings Ltd.	410,850	287,122
		29,212,492

Ireland 0.4%
AIB Group plc	169,188	496,033
Glanbia plc	51,212	598,068
Irish Continental Group plc	40,489	210,152
Kingspan Group plc	18,458	1,139,202
Total Produce plc	249,679	370,501
		2,813,956

Israel 1.2%
Azrieli Group Ltd.	4,596	338,711
Cellcom Israel Ltd. *	58,846	212,033
Clal Insurance Enterprise Holdings Ltd. *	14,932	188,966
Delek Group Ltd.	3,174	406,964
El Al Israel Airlines *	784,924	217,616
Elbit Systems Ltd.	3,685	562,709
First International Bank of Israel Ltd.	10,099	282,393
Gazit-Globe Ltd.	45,038	521,250
Harel Insurance Investments & Finances Service Ltd.	34,058	232,746
Israel Discount Bank Ltd., Class A	221,859	1,006,270
Mehadrin Ltd. *	—	3
Mizrahi Tefahot Bank Ltd.	20,689	563,186
Nice Ltd. *	4,367	752,712
Oil Refineries Ltd.	1,223,140	538,515
Partner Communications Co., Ltd. *	45,445	201,490
Paz Oil Co., Ltd.	6,430	779,881
Shikun & Binui Ltd.	80,122	392,546
Shufersal Ltd.	35,761	223,189
The Israel Corp., Ltd. *	2,800	484,150
The Phoenix Holdings Ltd.	37,229	203,995
Tower Semiconductor Ltd. *	26,633	598,127
		8,707,452

Italy 2.4%
ACEA S.p.A.	15,939	372,104
Alitalia - Linee Aeree Italiane S.p.A. *(b)	14,782	—
Amplifon S.p.A.	10,286	292,477
Anima Holding S.p.A.	102,865	487,589
Astaldi S.p.A. *	347,218	207,944
ASTM S.p.A.	24,103	704,106
Autogrill S.p.A.	56,464	548,897
Azimut Holding S.p.A.	29,958	735,004
Banca Carige S.p.A. *(b)	60,009,170	66,553
Banca Generali S.p.A.	10,828	344,199
Security	Number of Shares	Value ($)
Banca IFIS S.p.A.	12,081	191,555
Banca Mediolanum S.p.A.	54,853	494,722
Banca Monte dei Paschi di Siena S.p.A. *(a)	247,486	463,115
Banca Popolare Di Sondrio Scarl	366,109	788,465
Buzzi Unicem S.p.A.	29,159	680,962
Cerved Group S.p.A.	42,848	420,007
Danieli & C Officine Meccaniche S.p.A.	29,773	488,692
Davide Campari-Milano S.p.A.	46,552	449,971
De'Longhi S.p.A.	19,525	367,911
DiaSorin S.p.A.	1,926	236,796
Enav S.p.A.	65,891	425,670
ERG S.p.A.	21,521	508,607
Esprinet S.p.A.	55,218	286,907
Ferrari N.V.	6,019	1,015,717
Fincantieri S.p.A. *(a)	167,595	152,164
FinecoBank Banca Fineco S.p.A.	36,277	424,462
Freni Brembo S.p.A.	41,507	474,749
Industria Macchine Automatiche S.p.A.	2,695	175,861
Infrastrutture Wireless Italiane S.p.A.	22,327	232,141
Interpump Group S.p.A.	10,661	300,612
Iren S.p.A.	252,960	843,319
Italgas S.p.A.	121,852	809,979
MARR S.p.A.	10,082	215,802
Mediaset S.p.A. *	193,075	509,888
Moncler S.p.A.	12,268	528,043
OVS S.p.A. *	242,743	461,979
Piaggio & C. S.p.A.	64,310	175,882
Recordati S.p.A.	11,404	487,984
Salini Impregilo S.p.A. *	113,375	183,955
Salvatore Ferragamo S.p.A.	18,204	335,861
Societa Cattolica di Assicurazioni SC	66,725	527,654
Tod's S.p.A.	6,080	245,787
UnipolSai Assicurazioni S.p.A.	235,044	629,346
		18,293,438

Japan 34.1%
ABC-Mart, Inc.	6,600	423,428
Acom Co., Ltd.	53,500	250,600
Adastria Co., Ltd.	17,680	347,338
ADEKA Corp.	56,200	812,175
Advantest Corp.	14,600	761,693
Aeon Delight Co., Ltd.	9,500	325,963
AEON Financial Service Co., Ltd.	36,300	567,099
Aeon Mall Co., Ltd.	37,330	620,286
Ahresty Corp.	62,200	295,601
Aica Kogyo Co., Ltd.	15,700	490,094
Aichi Steel Corp.	13,100	418,532
Aida Engineering Ltd.	28,000	224,445
Ain Holdings, Inc.	7,300	446,219
Aisan Industry Co., Ltd.	42,000	270,675
Alconix Corp.	20,700	252,508
Alpen Co., Ltd.	15,100	226,393
Amano Corp.	17,800	514,045
Anritsu Corp. (a)	21,700	417,265
AOKI Holdings, Inc.	30,300	295,614
Aoyama Trading Co., Ltd.	45,400	582,016
Aozora Bank Ltd.	36,700	988,913
Arata Corp.	16,000	661,793
Arcland Sakamoto Co., Ltd.	21,400	235,306
Arcs Co., Ltd.	39,100	687,933
Asahi Diamond Industrial Co., Ltd.	32,900	179,943
Asahi Holdings, Inc.	15,400	386,687
ASKUL Corp.	7,700	251,476
Autobacs Seven Co., Ltd.	34,400	501,281
Avex, Inc.	23,200	257,863
Axial Retailing, Inc.	9,300	312,997
Azbil Corp.	34,600	933,048

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belc Co., Ltd.	4,400	234,682
Belluna Co., Ltd.	27,800	157,957
Benesse Holdings, Inc.	30,200	829,589
BML, Inc.	6,200	175,580
Bunka Shutter Co., Ltd.	35,400	282,984
Calbee, Inc.	18,600	608,230
Canon Electronics, Inc.	11,600	220,174
Canon Marketing Japan, Inc.	26,900	641,159
Capcom Co., Ltd.	13,000	367,825
Cawachi Ltd.	14,900	290,465
Central Glass Co., Ltd.	27,200	591,055
Chiyoda Co., Ltd.	17,000	228,438
Chiyoda Corp. *	202,200	572,130
Chubu Shiryo Co., Ltd.	35,900	554,996
Chudenko Corp.	12,600	291,159
Chugoku Marine Paints Ltd.	27,400	254,658
CKD Corp.	27,200	430,441
Cocokara fine, Inc.	13,800	849,793
Colowide Co., Ltd.	9,400	190,598
CONEXIO Corp.	14,500	211,343
Cosmos Pharmaceutical Corp.	2,300	505,127
Create SD Holdings Co., Ltd.	9,300	231,344
Credit Saison Co., Ltd.	73,700	1,182,221
CyberAgent, Inc.	17,700	705,332
Daido Metal Co., Ltd.	35,700	220,962
Daifuku Co., Ltd.	13,400	806,826
Daihen Corp.	9,700	302,757
Daiho Corp.	10,700	265,848
Daiichikosho Co., Ltd.	11,800	573,214
Daikyonishikawa Corp.	47,500	324,233
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,300	300,116
Daio Paper Corp.	39,800	522,481
Daiseki Co., Ltd.	9,000	241,698
Daiwabo Holdings Co., Ltd.	15,100	840,647
DCM Holdings Co., Ltd.	67,100	641,197
Dena Co., Ltd.	38,586	634,582
Descente Ltd.	16,100	261,541
Dexerials Corp.	30,100	256,048
Disco Corp.	4,300	990,475
DMG Mori Co., Ltd.	22,700	312,700
Doshisha Co., Ltd.	15,000	231,058
Doutor Nichires Holdings Co., Ltd.	14,100	266,490
DTS Corp.	12,400	287,383
Duskin Co., Ltd.	19,900	548,321
DyDo Group Holdings, Inc.	6,000	225,667
Eagle Industry Co., Ltd.	24,500	217,878
Earth Corp.	4,800	256,486
Eizo Corp.	7,050	230,133
Exedy Corp.	28,800	595,977
Ezaki Glico Co., Ltd.	16,600	708,334
F-Tech, Inc.	25,800	179,066
F.C.C. Co., Ltd.	21,800	440,711
FamilyMart Co., Ltd.	27,800	607,991
Fancl Corp.	9,200	240,170
Feed One Co., Ltd.	157,600	259,327
Foster Electric Co., Ltd.	26,600	395,308
FP Corp.	4,700	285,121
Fuji Co., Ltd.	19,000	318,576
Fuji Corp.	30,738	483,098
Fuji Media Holdings, Inc.	28,600	388,863
Fuji Oil Co., Ltd.	116,900	241,127
Fuji Oil Holdings, Inc.	15,900	412,102
Fuji Seal International, Inc.	11,700	245,038
Fuji Soft, Inc.	7,700	308,626
Fujimori Kogyo Co., Ltd.	9,700	297,926
Fujitec Co., Ltd.	37,900	617,336
Fujitsu General Ltd.	28,200	630,452
Fukuoka Financial Group, Inc.	42,700	739,963
Security	Number of Shares	Value ($)
Fukuyama Transporting Co., Ltd.	13,100	435,398
Funai Electric Co., Ltd. *	29,400	174,848
Furukawa Co., Ltd.	23,200	278,975
Futaba Corp.	18,200	213,740
Futaba Industrial Co., Ltd.	69,800	419,384
Fuyo General Lease Co., Ltd.	4,000	249,495
G-Tekt Corp.	23,200	333,153
Geo Holdings Corp.	39,900	453,499
Glory Ltd.	26,800	764,426
Gree, Inc.	67,900	285,085
GS Yuasa Corp.	51,500	1,016,122
GungHo Online Entertainment, Inc.	22,050	401,139
Gunze Ltd.	9,100	362,830
H-One Co., Ltd.	28,100	184,134
H.I.S. Co., Ltd.	11,600	266,498
Hakuto Co., Ltd.	16,500	191,440
Hamakyorex Co., Ltd.	6,400	192,480
Hamamatsu Photonics K.K.	15,600	659,588
Happinet Corp.	20,300	244,198
Hazama Ando Corp.	110,600	904,965
Heiwa Corp.	23,400	483,668
Heiwa Real Estate Co., Ltd.	8,600	253,452
Heiwado Co., Ltd.	26,800	468,259
Hikari Tsushin, Inc.	2,700	663,670
Hirose Electric Co., Ltd.	7,439	922,653
Hisamitsu Pharmaceutical Co., Inc.	15,100	763,603
Hitachi Capital Corp.	12,500	338,346
Hitachi Chemical Co., Ltd.	38,300	1,603,361
Hitachi High-Technologies Corp.	20,900	1,494,349
Hitachi Transport System Ltd.	17,800	510,999
Hitachi Zosen Corp.	178,800	670,815
Hokkaido Electric Power Co., Inc.	173,500	813,683
Hokuetsu Corp.	100,700	464,194
Hokuhoku Financial Group, Inc.	57,200	548,307
Horiba Ltd.	11,000	680,393
Hoshizaki Corp.	10,000	919,919
Hosiden Corp.	44,500	487,754
House Foods Group, Inc.	16,400	520,007
Hulic Co., Ltd.	51,200	620,780
IDOM, Inc.	53,100	284,544
Iino Kaiun Kaisha Ltd.	67,300	217,974
Inaba Denki Sangyo Co., Ltd.	32,300	808,151
Inabata & Co., Ltd.	57,200	765,601
Internet Initiative Japan, Inc.	11,100	308,797
Iriso Electronics Co., Ltd.	4,100	155,199
Iseki & Co., Ltd.	14,600	191,323
Ishihara Sangyo Kaisha Ltd.	25,800	216,270
Ito En Ltd.	13,600	660,413
Itochu Enex Co., Ltd.	62,600	530,925
Itochu Techno-Solutions Corp.	21,500	633,149
Itoham Yonekyu Holdings, Inc.	155,600	978,204
Iwatani Corp.	28,500	949,738
Izumi Co., Ltd.	18,100	570,501
Jaccs Co., Ltd.	12,900	304,531
Jafco Co., Ltd.	8,700	361,815
Japan Airport Terminal Co., Ltd.	8,700	400,975
Japan Aviation Electronics Industry Ltd.	29,800	528,263
Japan Exchange Group, Inc.	58,600	1,050,195
Japan Petroleum Exploration Co., Ltd.	21,000	515,734
Japan Post Insurance Co., Ltd.	24,700	416,777
Japan Pulp & Paper Co., Ltd.	12,700	469,869
Joshin Denki Co., Ltd.	22,500	492,856
Joyful Honda Co., Ltd.	31,600	357,232
Juki Corp.	24,100	166,607
JVCKenwood Corp.	159,800	363,804
Kadokawa Dwango *	22,400	374,552
Kaga Electronics Co., Ltd.	21,600	446,943
Kagome Co., Ltd.	20,400	502,756
Kakaku.com, Inc.	11,200	292,593

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kaken Pharmaceutical Co., Ltd.	9,300	490,404
Kameda Seika Co., Ltd.	4,200	187,268
Kamigumi Co., Ltd.	39,100	835,473
Kanamoto Co., Ltd.	14,900	366,839
Kandenko Co., Ltd.	63,500	597,979
Kanematsu Corp.	76,200	976,999
Kansai Paint Co., Ltd.	41,700	998,211
Kasai Kogyo Co., Ltd.	49,600	367,632
Kato Sangyo Co., Ltd.	21,300	660,616
Kato Works Co., Ltd.	8,600	128,067
Keihan Holdings Co., Ltd.	18,300	827,545
Keihin Corp.	43,800	1,023,846
Keikyu Corp.	47,500	874,377
Keisei Electric Railway Co., Ltd.	19,700	712,687
KH Neochem Co., Ltd.	9,400	202,309
Kintetsu World Express, Inc.	23,300	371,566
Kissei Pharmaceutical Co., Ltd.	8,900	250,459
Kitz Corp.	48,700	336,920
Kobayashi Pharmaceutical Co., Ltd.	6,700	539,476
Kohnan Shoji Co., Ltd.	20,200	440,464
Kokusai Pulp & Paper Co., Ltd.	90,700	232,229
Kokuyo Co., Ltd.	43,800	647,399
Komeri Co., Ltd.	21,700	467,722
Komori Corp.	25,100	228,125
Konami Holdings Corp.	17,200	666,112
Konishi Co., Ltd.	14,800	207,365
Konoike Transport Co., Ltd.	21,400	302,172
Kose Corp.	3,100	399,159
Kumagai Gumi Co., Ltd.	18,000	513,827
Kura Sushi, Inc.	4,100	206,089
Kurabo Industries Ltd.	18,200	387,666
Kureha Corp.	8,000	448,731
Kurita Water Industries Ltd.	37,200	1,087,855
Kusuri no Aoki Holdings Co., Ltd.	2,500	150,528
KYB Corp. *	25,800	694,105
Kyoei Steel Ltd.	15,700	275,371
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,800	255,871
Kyokuyo Co., Ltd.	9,000	233,417
KYORIN Holdings, Inc.	19,900	357,286
Kyoritsu Maintenance Co., Ltd.	4,300	172,072
Kyowa Exeo Corp.	35,200	878,725
Kyowa Kirin Co., Ltd.	48,800	1,147,251
Kyudenko Corp.	15,700	453,110
Kyushu Financial Group, Inc.	92,700	387,047
Lawson, Inc.	15,600	902,900
Life Corp.	15,600	371,761
Lintec Corp.	26,100	564,191
Lion Corp.	45,900	871,948
LIXIL VIVA Corp.	12,600	257,771
M3, Inc.	13,400	390,010
Mabuchi Motor Co., Ltd.	17,300	630,362
Macnica Fuji Electronics Holdings, Inc.	40,000	597,334
Maeda Corp.	61,600	587,990
Maeda Road Construction Co., Ltd.	28,600	966,679
Makino Milling Machine Co., Ltd.	10,400	389,029
Mandom Corp.	10,900	246,777
Marudai Food Co., Ltd.	25,800	499,270
Maruha Nichiro Corp.	21,100	504,598
Marui Group Co., Ltd.	39,200	906,614
Maruichi Steel Tube Ltd.	19,600	543,845
Maruzen Showa Unyu Co., Ltd.	8,600	229,529
Max Co., Ltd.	15,100	282,349
Maxell Holdings Ltd.	31,300	410,877
MCJ Co., Ltd.	27,500	188,594
Mebuki Financial Group, Inc.	279,500	619,394
Megmilk Snow Brand Co., Ltd.	32,400	757,720
Meidensha Corp.	26,000	482,697
Meitec Corp.	5,900	335,389
Ministop Co., Ltd.	10,400	146,797
Security	Number of Shares	Value ($)
Miraca Holdings, Inc.	36,700	964,589
Mirait Holdings Corp.	33,100	494,318
Mitsuba Corp.	83,200	488,061
Mitsubishi Logistics Corp.	23,200	587,787
Mitsubishi Pencil Co., Ltd.	12,400	181,269
Mitsubishi Steel Manufacturing Co., Ltd.	18,100	164,809
Mitsubishi UFJ Lease & Finance Co., Ltd.	90,300	565,603
Mitsuboshi Belting Ltd.	9,300	158,671
Mitsui E&S Holdings Co., Ltd. *	101,400	846,814
Mitsui Matsushima Holdings Co., Ltd.	15,200	159,762
Mitsui Sugar Co., Ltd.	8,900	174,369
Mitsui-Soko Holdings Co., Ltd.	14,700	240,185
Miura Co., Ltd.	12,600	436,440
Mizuno Corp.	14,100	339,892
Mochida Pharmaceutical Co., Ltd.	6,900	258,300
Modec, Inc.	7,300	161,035
Morinaga & Co., Ltd.	9,100	436,836
Morinaga Milk Industry Co., Ltd.	25,300	967,477
Morita Holdings Corp.	12,700	199,525
MOS Food Services, Inc.	7,700	212,713
Musashi Seimitsu Industry Co., Ltd.	26,100	304,865
Nabtesco Corp.	31,800	911,220
Nachi-Fujikoshi Corp.	10,900	400,402
Namura Shipbuilding Co., Ltd.	89,100	197,265
Nankai Electric Railway Co., Ltd.	27,600	712,409
NEC Networks & System Integration Corp.	11,600	433,566
NET One Systems Co., Ltd.	16,200	267,100
Nexon Co., Ltd. *	46,722	632,753
Nichi-iko Pharmaceutical Co., Ltd.	19,100	224,511
Nichias Corp.	26,300	626,874
Nichicon Corp.	33,900	306,284
Nichiha Corp.	12,300	295,641
NichiiGakkan Co., Ltd.	13,900	191,852
Nifco, Inc.	29,600	775,679
Nihon Kohden Corp.	20,300	594,961
Nihon Parkerizing Co., Ltd.	32,700	339,148
Nihon Unisys Ltd.	15,100	460,470
Nikkiso Co., Ltd.	24,600	305,778
Nikkon Holdings Co., Ltd.	23,300	537,590
Nippo Corp.	30,900	758,112
Nippon Chemi-Con Corp.	18,700	282,643
Nippon Denko Co., Ltd. *	117,200	171,680
Nippon Densetsu Kogyo Co., Ltd.	15,600	329,773
Nippon Flour Mills Co., Ltd.	30,800	464,599
Nippon Gas Co., Ltd.	13,400	423,741
Nippon Kayaku Co., Ltd.	69,200	811,452
Nippon Koei Co., Ltd.	8,700	286,485
Nippon Light Metal Holdings Co., Ltd.	490,300	935,514
Nippon Paint Holdings Co., Ltd.	17,500	836,521
Nippon Seiki Co., Ltd.	34,000	499,492
Nippon Sheet Glass Co., Ltd.	113,500	612,612
Nippon Shinyaku Co., Ltd.	4,300	381,231
Nippon Signal Co., Ltd.	27,900	351,823
Nippon Soda Co., Ltd.	17,500	470,935
Nippon Suisan Kaisha Ltd.	142,100	774,927
Nippon Television Holdings, Inc.	19,300	260,753
Nippon Yakin Kogyo Co., Ltd.	8,810	167,453
Nipro Corp.	55,300	629,600
Nishi-Nippon Financial Holdings, Inc.	62,000	408,804
Nishi-Nippon Railroad Co., Ltd.	35,600	822,733
Nishimatsu Construction Co., Ltd.	35,100	778,515
Nishimatsuya Chain Co., Ltd.	31,400	268,573
Nishio Rent All Co., Ltd.	10,400	279,427
Nissan Chemical Corp.	20,300	838,875
Nissan Shatai Co., Ltd.	63,100	599,058
Nissha Co., Ltd.	23,700	214,010

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nissin Electric Co., Ltd.	19,400	231,569
Nissin Kogyo Co., Ltd.	28,300	572,104
Nittetsu Mining Co., Ltd.	7,600	308,964
Nitto Boseki Co., Ltd.	10,600	439,799
Nitto Kogyo Corp.	15,200	314,662
NOF Corp.	18,100	589,195
Nojima Corp.	19,400	382,678
Nomura Co., Ltd.	14,800	168,082
Nomura Research Institute Ltd.	51,080	1,124,050
Noritake Co., Ltd.	6,300	250,440
Noritz Corp.	32,100	395,544
North Pacific Bank Ltd.	295,400	591,646
NS Solutions Corp.	8,500	249,668
NS United Kaiun Kaisha Ltd.	8,500	154,916
NSD Co., Ltd.	14,800	238,464
Obic Co., Ltd.	3,400	463,289
Oiles Corp.	15,080	210,406
Okabe Co., Ltd.	22,300	175,160
Okamoto Industries, Inc.	5,200	180,987
Okamura Corp.	46,400	445,868
Okasan Securities Group, Inc.	91,600	321,205
Oki Electric Industry Co., Ltd.	62,900	783,119
OKUMA Corp.	11,600	528,523
Okumura Corp.	15,700	415,051
Onoken Co., Ltd. (a)	22,600	278,634
Onward Holdings Co., Ltd.	101,000	580,173
Open House Co., Ltd.	11,300	300,392
Oracle Corp., Japan	4,000	346,230
Orient Corp.	221,700	340,684
Osaka Soda Co., Ltd.	9,100	241,698
Osaki Electric Co., Ltd.	30,400	174,011
OSG Corp.	23,300	392,217
Pacific Industrial Co., Ltd.	21,800	259,754
PALTAC Corp.	17,300	809,510
Paramount Bed Holdings Co., Ltd.	6,900	285,634
Park24 Co., Ltd.	25,000	627,817
Penta-Ocean Construction Co., Ltd.	140,700	831,023
Persol Holdings Co., Ltd.	44,300	792,003
Pigeon Corp.	10,600	374,097
Pilot Corp.	7,400	288,891
Piolax, Inc.	11,503	203,444
Plenus Co., Ltd.	17,200	313,130
Pola Orbis Holdings, Inc.	13,900	301,140
Press Kogyo Co., Ltd.	99,700	328,188
Prima Meat Packers Ltd.	19,600	433,235
Raito Kogyo Co., Ltd.	19,100	267,579
Raiznext Corp.	20,600	238,968
Rakuten, Inc.	113,060	872,196
Relia, Inc.	18,200	242,831
Relo Group, Inc.	10,600	283,061
Rengo Co., Ltd.	114,700	803,709
Resorttrust, Inc.	17,800	279,324
Restar Holdings Corp.	21,600	365,068
Riken Corp.	6,100	196,526
Rinnai Corp.	13,200	940,922
Riso Kagaku Corp.	12,500	213,121
Rohto Pharmaceutical Co., Ltd.	19,400	537,006
Round One Corp.	20,100	187,245
Royal Holdings Co., Ltd.	9,000	196,728
Ryobi Ltd.	28,000	453,485
Ryosan Co., Ltd.	25,900	599,001
Ryoyo Electro Corp.	16,600	281,089
S Foods, Inc.	10,200	245,280
Saizeriya Co., Ltd.	12,100	264,745
Sakai Chemical Industry Co., Ltd.	9,800	199,077
Sakata INX Corp.	31,300	326,677
Sakata Seed Corp.	5,600	178,979
Sala Corp.	34,000	190,541
San-A Co., Ltd.	8,600	351,667
Security	Number of Shares	Value ($)
Sanden Holdings Corp. *	52,100	310,885
Sangetsu Corp.	23,900	421,799
Sanken Electric Co., Ltd.	16,300	411,067
Sanki Engineering Co., Ltd.	23,600	320,763
Sankyo Co., Ltd.	13,600	456,908
Sankyo Tateyama, Inc.	39,200	510,185
Sankyu, Inc.	17,800	877,648
Sanoh Industrial Co., Ltd.	35,100	329,270
Sanrio Co., Ltd.	14,100	278,194
Sanshin Electronics Co., Ltd.	19,200	295,380
Sanwa Holdings Corp.	78,100	821,540
Sanyo Chemical Industries Ltd.	5,850	273,843
Sanyo Denki Co., Ltd.	5,000	243,407
Sanyo Shokai Ltd.	17,000	193,206
Sanyo Special Steel Co., Ltd.	27,400	371,387
Sapporo Holdings Ltd.	35,100	848,661
Sato Holdings Corp.	8,600	244,343
Sawai Pharmaceutical Co., Ltd.	9,900	643,357
SBI Holdings, Inc.	42,200	978,222
SCREEN Holdings Co., Ltd.	13,200	685,587
SCSK Corp.	9,076	486,441
Seibu Holdings, Inc.	55,200	860,433
Seiko Holdings Corp.	17,800	433,901
Seiren Co., Ltd.	20,700	264,247
Sekisui Jushi Corp.	10,000	218,821
Senko Group Holdings Co., Ltd.	71,000	567,660
Senshu Ikeda Holdings, Inc.	114,300	208,672
Seven Bank Ltd.	159,200	476,097
Sharp Corp.	44,500	603,649
Shibuya Corp.	6,500	180,424
Shima Seiki Manufacturing Ltd.	8,800	169,749
Shimachu Co., Ltd.	25,500	727,881
Shindengen Electric Manufacturing Co., Ltd.	5,800	176,768
Shinko Electric Industries Co., Ltd.	40,400	474,222
Shinko Shoji Co., Ltd.	32,700	250,050
Shinmaywa Industries Ltd.	44,600	579,568
Shinsei Bank Ltd.	30,700	470,054
Shinsho Corp.	13,200	313,527
Ship Healthcare Holdings, Inc.	12,600	564,941
Shizuoka Gas Co., Ltd.	48,200	387,916
SHO-BOND Holdings Co., Ltd.	6,300	257,210
Shochiku Co., Ltd.	1,600	216,621
Shoei Foods Corp.	6,800	228,002
Showa Corp.	29,600	610,859
Siix Corp.	27,500	319,050
Sintokogio Ltd.	30,100	256,821
SKY Perfect JSAT Holdings, Inc.	82,800	356,173
Sohgo Security Services Co., Ltd.	16,300	845,989
Sony Financial Holdings, Inc.	28,199	649,258
Sotetsu Holdings, Inc.	20,200	539,853
Square Enix Holdings Co., Ltd.	17,700	868,884
St. Marc Holdings Co., Ltd.	8,800	184,125
Starts Corp., Inc.	11,400	275,274
Starzen Co., Ltd.	10,400	410,438
Sugi Holdings Co., Ltd.	14,800	741,510
Sumco Corp.	58,800	899,131
Sumitomo Bakelite Co., Ltd.	13,100	470,871
Sumitomo Dainippon Pharma Co., Ltd.	32,600	559,623
Sumitomo Mitsui Construction Co., Ltd.	94,080	529,150
Sumitomo Osaka Cement Co., Ltd.	19,400	788,733
Sumitomo Riko Co., Ltd.	44,100	346,157
Sumitomo Seika Chemicals Co., Ltd.	7,000	199,424
Sundrug Co., Ltd.	30,800	1,043,754
Suruga Bank Ltd. *	122,400	482,157
Sushiro Global Holdings Ltd.	3,700	310,496
T-Gaia Corp.	12,500	307,399
Tachi-S Co., Ltd.	36,400	423,904
Tachibana Eletech Co., Ltd.	19,000	310,060

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tadano Ltd.	68,800	580,039
Taihei Dengyo Kaisha Ltd.	8,800	183,387
Taikisha Ltd.	14,100	482,144
Taisho Pharmaceutical Holdings Co., Ltd.	8,900	628,749
Taiyo Holdings Co., Ltd.	5,400	228,430
Taiyo Nippon Sanso Corp.	31,400	688,255
Taiyo Yuden Co., Ltd.	43,200	1,245,668
Takamatsu Construction Group Co., Ltd.	9,100	219,674
Takara Holdings, Inc.	53,400	470,850
Takara Standard Co., Ltd.	26,100	447,772
Takasago International Corp.	10,600	228,727
Takasago Thermal Engineering Co., Ltd.	28,000	486,251
Takeuchi Manufacturing Co., Ltd.	15,300	258,186
Takuma Co., Ltd.	22,300	243,123
Tamron Co., Ltd.	8,700	184,778
Tamura Corp.	40,700	237,707
TechnoPro Holdings, Inc.	4,200	278,109
The 77 Bank Ltd.	20,300	307,586
The Awa Bank Ltd.	10,000	219,905
The Bank of Kyoto Ltd.	10,200	407,650
The Chiba Bank Ltd.	167,700	909,366
The Chugoku Bank Ltd.	46,400	439,840
The Gunma Bank Ltd.	154,800	497,584
The Hachijuni Bank Ltd.	135,700	518,310
The Hiroshima Bank Ltd.	111,500	500,606
The Hokkoku Bank Ltd.	8,600	251,759
The Hyakugo Bank Ltd.	60,000	179,723
The Hyakujushi Bank Ltd.	10,600	190,607
The Iyo Bank Ltd.	86,200	444,846
The Japan Steel Works Ltd.	27,100	485,100
The Japan Wool Textile Co., Ltd.	31,900	304,395
The Juroku Bank Ltd.	13,000	268,214
The Keiyo Bank Ltd.	47,000	248,413
The Kiyo Bank Ltd.	17,500	250,024
The Musashino Bank Ltd.	12,300	192,826
The Nanto Bank Ltd.	11,200	265,118
The Nippon Road Co., Ltd.	4,300	291,770
The Nisshin Oillio Group Ltd.	16,800	562,141
The Ogaki Kyoritsu Bank Ltd.	11,600	238,799
The Oita Bank Ltd.	6,100	141,188
The Okinawa Electric Power Co., Inc.	31,131	573,442
The San-in Godo Bank Ltd.	39,400	216,079
The Shiga Bank Ltd.	11,500	276,074
The Shizuoka Bank Ltd.	127,200	892,989
The Sumitomo Warehouse Co., Ltd.	26,700	345,925
THK Co., Ltd.	32,800	817,735
Toa Corp.	17,500	249,100
Toagosei Co., Ltd.	59,000	659,657
Toda Corp.	116,500	747,159
Toei Co., Ltd.	1,500	207,139
Toho Co., Ltd.	18,200	670,465
Toho Zinc Co., Ltd.	16,900	289,274
Tokai Carbon Co., Ltd. (a)	35,400	319,937
TOKAI Holdings Corp.	50,300	479,244
Tokai Rika Co., Ltd.	49,000	832,763
Tokai Tokyo Financial Holdings, Inc.	121,800	362,509
Token Corp.	5,750	397,708
Tokuyama Corp.	31,700	803,942
Tokyo Broadcasting System Holdings, Inc.	16,000	276,727
Tokyo Century Corp.	9,300	473,086
Tokyo Dome Corp.	31,500	295,560
Tokyo Ohka Kogyo Co., Ltd.	12,700	526,165
Tokyo Seimitsu Co., Ltd.	12,900	448,841
Tokyo Steel Manufacturing Co., Ltd.	43,000	322,148
Tokyo Tatemono Co., Ltd.	58,500	945,208
Tokyu Construction Co., Ltd.	42,900	299,356
Security	Number of Shares	Value ($)
TOMONY Holdings, Inc.	51,700	171,686
Tomy Co., Ltd.	32,100	347,192
Tonami Holdings Co., Ltd.	4,600	209,897
Topcon Corp.	31,200	429,793
Toppan Forms Co., Ltd.	38,700	439,137
Topre Corp.	30,200	458,386
Topy Industries Ltd.	22,200	359,973
Toshiba Machine Co., Ltd.	12,300	376,035
Toshiba TEC Corp.	12,600	493,402
Totetsu Kogyo Co., Ltd.	11,200	326,117
Towa Pharmaceutical Co., Ltd.	6,300	143,856
Toyo Construction Co., Ltd.	50,900	241,114
Toyo Ink SC Holdings Co., Ltd.	29,300	653,211
Toyo Tire Corp.	75,600	945,026
Toyobo Co., Ltd.	66,600	909,217
Toyota Boshoku Corp.	59,900	864,790
TPR Co., Ltd.	24,900	407,572
Trancom Co., Ltd.	3,400	241,396
Transcosmos, Inc.	14,000	361,573
Trend Micro, Inc.	17,100	893,482
Trusco Nakayama Corp.	16,900	393,136
TSI Holdings Co., Ltd.	76,200	358,209
Tsubaki Nakashima Co., Ltd.	12,800	149,944
Tsubakimoto Chain Co.	20,900	643,152
Tsukishima Kikai Co., Ltd.	14,000	185,082
Tsumura & Co.	17,500	475,303
TV Asahi Holdings Corp.	14,000	267,043
UACJ Corp.	33,430	681,219
Ulvac, Inc.	14,600	526,678
Unipres Corp.	50,800	647,952
United Arrows Ltd.	12,300	327,082
United Super Markets Holdings, Inc.	70,800	632,242
Unizo Holdings Co., Ltd.	6,800	345,793
Ushio, Inc.	43,400	635,030
USS Co., Ltd.	26,900	488,225
Valor Holdings Co., Ltd.	34,300	599,420
Vital KSK Holdings, Inc.	40,000	380,347
VT Holdings Co., Ltd.	57,100	233,595
Wacoal Holdings Corp.	27,300	726,678
Wacom Co., Ltd.	55,800	203,259
Wakita & Co., Ltd.	24,600	227,555
Warabeya Nichiyo Holdings Co., Ltd.	21,400	352,897
Welcia Holdings Co., Ltd.	12,700	697,403
World Co., Ltd.	9,600	210,425
Xebio Holdings Co., Ltd.	26,600	282,961
Yamabiko Corp.	24,000	234,335
Yamaguchi Financial Group, Inc.	77,700	467,768
Yamato Kogyo Co., Ltd.	14,400	348,866
Yamazen Corp.	54,700	506,795
Yaoko Co., Ltd.	7,900	404,194
Yellow Hat Ltd.	18,200	289,725
Yodogawa Steel Works Ltd.	23,600	422,090
Yokogawa Bridge Holdings Corp.	13,800	258,861
Yokohama Reito Co., Ltd.	25,500	221,872
Yorozu Corp.	27,000	354,667
Yoshinoya Holdings Co., Ltd.	22,400	506,549
Yuasa Trading Co., Ltd.	15,700	503,712
Yurtec Corp.	46,000	275,949
Zenkoku Hosho Co., Ltd.	5,500	235,311
Zensho Holdings Co., Ltd.	21,900	463,750
Zeon Corp.	67,700	718,895
ZERIA Pharmaceutical Co., Ltd.	9,700	171,821
Zojirushi Corp.	16,200	321,982
ZOZO, Inc.	8,400	139,908
		256,005,326

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	69,773	—

Netherlands 1.7%
Accell Group N.V.	11,711	362,367
Altice Europe N.V. *	98,350	632,111
Altice Europe N.V., Class B *	6,029	39,290
AMG Advanced Metallurgical Group N.V. (a)	6,543	148,776
Arcadis N.V.	38,971	885,218
ASM International N.V.	6,681	811,918
BE Semiconductor Industries N.V.	13,867	587,080
Brunel International N.V. (a)	17,677	162,523
Corbion N.V.	22,293	772,379
Eurocommercial Properties N.V. CVA	11,345	283,854
ForFarmers N.V.	38,048	248,963
Fugro N.V. CVA *	86,612	909,633
GrandVision N.V.	9,316	285,781
IMCD N.V.	6,969	601,764
Intertrust N.V.	14,961	266,475
Koninklijke BAM Groep N.V	195,671	538,763
Koninklijke Volkerwessels N.V.	21,126	513,112
Koninklijke Vopak N.V.	15,444	826,968
NSI N.V.	4,435	241,997
OCI N.V. *	13,977	240,772
PostNL N.V.	285,881	528,691
SBM Offshore N.V.	51,418	884,573
Sligro Food Group N.V.	21,655	619,000
TKH Group N.V.	12,288	649,608
TomTom N.V. *	17,402	188,881
Wereldhave N.V. (a)	14,105	259,151
		12,489,648

New Zealand 1.0%
Air New Zealand Ltd.	375,974	682,885
Auckland International Airport Ltd.	74,316	413,653
Chorus Ltd.	156,289	657,189
EBOS Group Ltd.	31,938	490,229
Fisher & Paykel Healthcare Corp., Ltd.	45,242	676,764
Freightways Ltd.	35,476	196,761
Genesis Energy Ltd.	199,492	404,548
Infratil Ltd.	168,128	587,029
Mainfreight Ltd.	17,762	474,169
Mercury NZ Ltd.	165,369	557,112
Meridian Energy Ltd.	255,545	878,162
SKY Network Television Ltd.	883,104	393,878
SKYCITY Entertainment Group Ltd.	216,670	507,570
Z Energy Ltd.	168,819	483,460
		7,403,409

Norway 1.6%
Adevinta A.S.A. *	20,353	248,273
Aker A.S.A., A Shares	9,963	549,479
Aker BP A.S.A.	8,884	250,239
Aker Solutions A.S.A. *	147,352	297,560
Atea A.S.A. *	38,414	498,577
Austevoll Seafood A.S.A.	34,802	339,310
Bakkafrost P/F	5,884	418,643
Borregaard A.S.A.	29,239	279,740
BW LPG Ltd.	57,404	462,094
BW Offshore Ltd. *	41,120	224,247
DOF A.S.A. *(a)	710,556	110,779
Elkem A.S.A.	92,073	230,459
Entra A.S.A.	15,329	261,604
Europris A.S.A.	73,425	266,992
Security	Number of Shares	Value ($)
Gjensidige Forsikring A.S.A.	41,264	899,318
Kongsberg Automotive A.S.A. *	344,826	194,195
Kongsberg Gruppen A.S.A.	21,861	339,872
Kvaerner A.S.A.	130,518	143,599
Leroy Seafood Group A.S.A.	62,016	402,373
PGS A.S.A. *	396,444	758,670
Salmar A.S.A.	8,943	437,413
Schibsted A.S.A., B Shares	9,283	262,211
Schibsted A.S.A., Class A	8,077	243,219
Sparebank 1 Nord Norge	42,524	356,911
SpareBank 1 SMN	37,738	416,852
SpareBank 1 SR Bank A.S.A.	33,289	354,679
Storebrand A.S.A.	87,491	672,173
TGS NOPEC Geophysical Co., A.S.A.	29,366	746,419
Tomra Systems A.S.A.	10,644	313,305
Veidekke A.S.A.	46,406	585,250
XXL A.S.A. *	96,261	122,696
		11,687,151

Poland 1.1%
Alior Bank S.A. *	28,121	192,290
Asseco Poland S.A.	47,153	776,534
Bank Handlowy w Warszawie S.A.	12,522	182,277
Bank Millennium S.A. *	113,615	174,115
CCC S.A.	5,087	126,847
Ciech S.A. *	20,159	201,653
Cyfrowy Polsat S.A.	78,488	550,150
Enea S.A. *	256,385	474,450
Energa S.A. *	354,585	655,640
Eurocash S.A.	63,465	318,590
Grupa Azoty S.A. *	48,451	311,123
Grupa Lotos S.A.	43,300	859,309
Jastrzebska Spolka Weglowa S.A.	33,177	160,981
Kernel Holding S.A.	49,129	595,760
LPP S.A.	144	313,802
mBank S.A. *	2,287	219,105
Orange Polska S.A. *	597,099	1,077,326
PLAY Communications S.A.	64,555	593,475
Santander Bank Polska S.A.	4,838	357,617
		8,141,044

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	320,558	—
CTT-Correios de Portugal S.A.	133,391	432,953
EDP Renovaveis S.A.	22,016	293,002
Mota-Engil SGPS, S.A.	100,427	188,087
NOS SGPS, S.A.	76,843	398,845
Redes Energeticas Nacionais SGPS, S.A.	131,866	399,570
Semapa-Sociedade de Investimento e Gestao	17,464	243,655
Sonae SGPS, S.A.	676,643	629,986
The Navigator Co., S.A.	131,348	471,341
		3,057,439

Republic of Korea 5.0%
AK Holdings, Inc.	5,476	138,173
AMOREPACIFIC Group *	11,491	687,356
Asiana Airlines, Inc. *	78,493	296,279
BNK Financial Group, Inc.	165,380	932,775
Celltrion, Inc. *	1,890	257,462
Cheil Worldwide, Inc.	18,037	320,076
CJ ENM Co., Ltd.	2,529	289,263
CJ Logistics Corp. *	2,536	308,127
Com2uSCorp	2,378	200,729
Daeduck Electronics Co.	21,196	159,994

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daesang Corp. *	14,508	253,064
Daewoo Engineering & Construction Co., Ltd. *	113,827	411,368
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	17,248	353,874
DB HiTek Co., Ltd.	16,750	375,041
DGB Financial Group, Inc.	102,391	554,348
Dongkuk Steel Mill Co., Ltd. *	123,928	505,881
Dongwon Industries Co., Ltd.	897	151,600
Doosan Bobcat, Inc.	10,777	277,112
Doosan Co., Ltd.	6,497	339,427
Doosan Fuel Cell Co., Ltd. *	21,333	134,422
Doosan Infracore Co., Ltd. *	127,696	520,133
Doosan Solus Co., Ltd. *	11,932	256,534
Fila Holdings Corp.	4,132	151,278
Green Cross Corp.	1,699	174,249
Green Cross Holdings Corp.	9,688	165,275
GS Engineering & Construction Corp.	21,866	507,410
GS Home Shopping, Inc.	1,652	180,034
GS Retail Co., Ltd.	15,121	500,931
Halla Holdings Corp.	5,654	198,294
Hanjin Transportation Co., Ltd. *	8,873	243,930
Hanon Systems	52,681	461,634
Hansol Paper Co., Ltd.	17,610	209,623
Hanssem Co., Ltd. *	3,416	202,374
Hanwha Aerospace Co., Ltd. *	14,156	382,794
Hanwha General Insurance Co., Ltd. *	140,124	273,348
Hanwha Life Insurance Co., Ltd. *	361,586	615,863
Harim Holdings Co., Ltd.	43,161	279,011
HDC Holdings Co., Ltd. *	20,529	171,175
Hite Jinro Co., Ltd. *	14,181	354,400
Hotel Shilla Co., Ltd.	6,567	474,337
Huchems Fine Chemical Corp.	9,557	155,691
Hyosung Corp.	3,973	235,617
Hyundai Corp.	17,314	227,345
Hyundai Department Store Co., Ltd.	8,271	536,863
Hyundai Elevator Co., Ltd. *	2,985	149,797
Hyundai Greenfood Co., Ltd.	29,879	256,680
Hyundai Home Shopping Network Corp.	2,586	162,324
Hyundai Merchant Marine Co., Ltd. *	141,625	408,692
Hyundai Mipo Dockyard Co., Ltd.	4,426	151,950
Hyundai Rotem Co., Ltd. *	16,498	193,372
iMarketKorea, Inc.	32,393	251,462
Interpark Holdings Corp.	106,102	177,953
IS Dongseo Co., Ltd.	7,188	172,787
JB Financial Group Co., Ltd.	76,177	324,857
Kakao Corp.	2,545	335,480
Kangwon Land, Inc. *	26,290	605,205
KCC Corp.	2,956	495,375
KCC Glass Corp. *	2,777	79,453
KEPCO Plant Service & Engineering Co., Ltd. *	10,235	320,665
Kolon Corp.	13,003	165,704
Kolon Industries, Inc.	17,564	615,397
Korea Aerospace Industries Ltd. *	14,245	356,170
Korea Investment Holdings Co., Ltd. *	6,331	348,209
Korea Petrochemical Ind Co., Ltd.	3,026	233,691
Korean Reinsurance Co.	71,971	518,741
Kumho Petrochemical Co., Ltd.	8,452	457,610
Kumho Tire Co., Inc. *	72,141	230,318
LF Corp.	18,164	226,976
LG Hausys Ltd.	8,716	355,540
LG HelloVision Co., Ltd.	32,141	136,789
LG Innotek Co., Ltd.	9,938	1,238,483
LG International Corp.	57,641	580,802
Lotte Chilsung Beverage Co., Ltd. *	1,631	168,458
Lotte Corp.	5,350	156,985
LOTTE Fine Chemical Co., Ltd.	7,173	232,123
Security	Number of Shares	Value ($)
LOTTE Himart Co., Ltd.	18,138	403,745
LS Corp.	21,941	724,070
LS Industrial Systems Co., Ltd.	8,744	382,166
Mando Corp.	28,161	782,860
Meritz Financial Group, Inc.	18,428	164,521
Meritz Fire & Marine Insurance Co., Ltd.	34,793	456,615
Meritz Securities Co., Ltd.	58,253	176,935
Mirae Asset Daewoo Co., Ltd. *	52,392	297,748
Mirae Asset Life Insurance Co., Ltd. *	58,507	205,065
NCSoft Corp.	1,465	776,080
Nexen Tire Corp. *	26,928	182,372
NH Investment & Securities Co., Ltd. *	21,452	195,419
NongShim Co., Ltd.	1,921	369,513
OCI Co., Ltd. *	11,387	525,689
Ottogi Corp. *	445	187,978
Pan Ocean Co., Ltd. *	67,341	222,039
Partron Co., Ltd.	22,115	203,544
Poongsan Corp.	25,162	427,727
S-1 Corp.	5,009	382,867
Samsung Card Co., Ltd.	14,424	459,278
Samsung Engineering Co., Ltd. *	29,905	425,455
Samsung Securities Co., Ltd.	10,742	313,817
Samyang Holding Corp.	5,637	261,734
Seah Besteel Corp.	16,933	181,762
Seoul Semiconductor Co., Ltd. *	17,071	202,325
Shinsegae, Inc.	2,556	566,860
SK Gas Ltd.	5,623	354,037
SKC Co., Ltd.	10,526	454,074
SL Corp. *	10,231	142,595
Sungwoo Hitech Co., Ltd. *	114,782	344,640
Taekwang Industrial Co., Ltd. *	503	391,653
Taeyoung Engineering & Construction Co., Ltd.	16,119	184,666
Tongyang, Inc. *	112,091	102,043
Winiadimchae Co., Ltd. *	138,249	338,274
WONIK IPS Co., Ltd. *	11,206	316,868
Young Poong Corp. *	456	239,507
Youngone Corp.	11,379	293,438
Yuhan Corp. *	1,567	284,271
		37,456,812

Singapore 1.4%
Ascendas Real Estate Investment Trust	294,450	677,980
Ascott Residence Trust	218,000	201,290
Asian Pay Television Trust	2,615,400	320,073
CapitaLand Commercial Trust	137,602	207,089
CapitaLand Mall Trust	255,200	469,195
City Developments Ltd.	122,300	942,607
First Resources Ltd.	146,200	182,134
Genting Singapore Ltd.	1,231,200	770,533
Mapletree Commercial Trust	146,992	252,435
Mapletree Industrial Trust	151,644	308,225
Mapletree Logistics Trust	213,816	288,305
Mapletree North Asia Commercial Trust	232,100	201,710
Olam International Ltd.	387,800	509,806
SATS Ltd.	134,749	448,514
Sembcorp Marine Ltd. *	366,196	308,087
Singapore Exchange Ltd.	98,800	626,824
Singapore Post Ltd.	498,000	325,732
Singapore Press Holdings Ltd.	580,200	852,532
Singapore Technologies Engineering Ltd.	309,800	927,911
StarHub Ltd.	347,300	366,490
Suntec Real Estate Investment Trust	170,100	228,510

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UOL Group Ltd.	87,501	508,300
Venture Corp., Ltd.	80,400	949,400
		10,873,682

Spain 1.6%
Abengoa S.A., B Shares *	80,890,449	870,202
Acciona S.A.	9,661	1,096,584
Applus Services S.A.	36,575	424,400
Bolsas y Mercados Espanoles, SHMSF, S.A.	14,123	548,209
Caja de Ahorros del Mediterraneo *(b)	5,382	—
Cellnex Telecom S.A. *	7,513	373,660
Cia de Distribucion Integral Logista Holdings S.A.	17,630	395,601
Cie Automotive S.A.	9,701	212,879
Construcciones y Auxiliar de Ferrocarriles S.A.	4,733	210,228
Distribuidora Internacional de Alimentacion S.A. *(a)	4,152,199	470,170
Ebro Foods S.A.	29,117	602,895
Ence Energia y Celulosa S.A. (a)	42,253	170,928
Euskaltel S.A.	23,045	217,243
FAES FARMA S.A.	44,272	241,267
Gestamp Automocion S.A.	90,352	369,490
Indra Sistemas S.A. *	19,025	218,481
Inmobiliaria Colonial Socimi S.A.	15,684	210,160
Liberbank S.A.	551,422	182,234
Mediaset Espana Comunicacion S.A.	93,078	509,612
Melia Hotels International S.A.	41,611	334,174
Merlin Properties Socimi S.A.	19,282	273,485
Obrascon Huarte Lain S.A. *(a)	512,218	599,084
Prosegur Cash S.A.	101,234	172,427
Prosegur Cia de Seguridad S.A.	120,229	474,157
Sacyr S.A.	136,768	392,057
Sacyr S.A. - Interim Shares *(b)	2,973	8,522
Siemens Gamesa Renewable Energy S.A.	27,979	445,946
Tecnicas Reunidas S.A. *	13,513	328,916
Unicaja Banco S.A.	647,843	647,719
Viscofan S.A.	10,401	553,688
Zardoya Otis S.A.	34,298	258,424
		11,812,842

Sweden 3.2%
AAK AB	30,516	573,905
Adapteo Oyj *	22,126	257,783
AF POYRY AB	21,783	553,273
Arjo AB, B Shares	74,776	358,195
Attendo AB	50,142	275,871
Axfood AB	35,279	731,509
Betsson AB *	59,790	256,398
Bilia AB, A Shares	43,425	477,694
Bonava AB, B Shares	29,870	267,195
Bravida Holding AB	51,118	465,966
Castellum AB	30,290	744,436
Clas Ohlson AB, B Shares	28,580	303,408
Cloetta AB, B Shares	72,462	255,413
Coor Service Management Holding AB	30,383	277,839
Dometic Group AB	67,003	609,356
Elekta AB, B Shares	41,733	478,588
Fabege AB	19,550	335,119
Getinge AB, B Shares	69,331	1,180,724
Granges AB	28,865	266,650
Hexpol AB	74,350	670,260
Holmen AB, B Shares	29,465	872,395
Indutrade AB	13,912	501,077
Security	Number of Shares	Value ($)
Intrum AB	14,412	399,296
Inwido AB	31,895	240,061
JM AB	36,730	1,122,274
Kungsleden AB	27,637	294,545
LE Lundbergfortagen AB, B Shares	16,814	729,929
Lifco AB, B Shares	4,351	256,601
Lindab International AB	26,283	297,422
Loomis AB, Class B	22,811	826,019
Lundin Petroleum AB	5,870	178,534
Mekonomen AB *	26,603	222,178
Modern Times Group MTG AB, B Shares *	18,647	185,988
NCC AB, B Shares	55,788	1,042,162
Nibe Industrier AB, B Shares	32,037	555,243
Nobia AB	73,264	540,192
Nolato AB, B Shares	3,754	217,494
Nordic Entertainment Group AB, B Shares	15,774	479,435
Pandox AB	11,267	251,227
Peab AB	103,098	1,035,007
Ratos AB, B Shares	229,713	806,982
Saab AB, Class B	21,591	701,012
SAS AB *	258,728	371,348
Scandic Hotels Group AB	34,685	367,890
Svenska Cellulosa AB, S.C.A., B Shares	110,726	1,107,833
Sweco AB, B Shares	11,195	432,302
Thule Group AB	15,224	359,306
Wallenstam AB, B Shares	17,960	235,181
Wihlborgs Fastigheter AB	16,271	311,655
		24,280,170

Switzerland 3.6%
Allreal Holding AG *	3,009	624,792
Alpiq Holding AG *(b)	2,183	158,648
ALSO Holding AG *	1,997	326,041
ams AG *	9,222	374,756
Arbonia AG *	19,138	229,790
Aryzta AG *	932,622	934,884
Autoneum Holding AG	2,751	316,729
Banque Cantonale Vaudoise	452	378,700
Barry Callebaut AG	311	686,915
Belimo Holding AG	54	378,618
Bell Food Group AG *	874	228,209
Berner Kantonalbank AG	793	188,535
BKW AG	5,458	508,384
Bobst Group S.A.	3,022	158,447
Bucher Industries AG	2,084	696,936
Burckhardt Compression Holding AG	764	209,402
Cembra Money Bank AG	5,184	606,176
Conzzeta AG	379	430,406
Daetwyler Holding AG	1,995	359,222
DKSH Holding AG	15,146	781,301
dormakaba Holding AG *	510	320,868
Dufry AG *	9,225	799,711
Emmi AG	483	468,859
EMS-Chemie Holding AG	947	619,662
Flughafen Zuerich AG	3,425	595,035
Forbo Holding AG	235	403,325
Galenica AG *	14,367	978,502
GAM Holding AG *	214,461	661,957
Helvetia Holding AG	7,287	1,047,550
Huber & Suhner AG	3,830	285,363
Implenia AG	12,559	511,967
Inficon Holding AG	289	222,931
Komax Holding AG (a)	842	170,237
Kudelski S.A. - BR *(a)	31,291	169,682
Landis+Gyr Group AG *	6,327	579,834
Logitech International S.A.	19,933	892,946

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mobimo Holding AG *	1,210	390,687
OC Oerlikon Corp. AG	57,657	614,082
Partners Group Holding AG	1,075	984,113
PSP Swiss Property AG	3,618	547,067
Rieter Holding AG	1,720	226,415
Schweiter Technologies AG	320	396,678
SFS Group AG	4,689	436,961
Siegfried Holding AG *	619	286,284
SIG Combibloc Group AG *	23,971	377,854
Straumann Holding AG	469	447,019
Sulzer AG	6,994	771,356
Sunrise Communications Group AG *	11,423	943,352
Tecan Group AG	1,100	310,967
Temenos AG *	2,033	327,045
u-blox Holding AG *	2,353	211,799
Valiant Holding AG	2,908	298,992
Valora Holding AG *	1,987	528,700
VAT Group AG *	2,588	390,651
Vifor Pharma AG	6,288	1,158,732
Vontobel Holding AG	5,083	354,114
		27,308,188

United Kingdom 11.1%
888 Holdings plc	99,351	176,586
AA plc	868,469	548,177
Ascential plc	43,758	210,347
Ashmore Group plc	56,053	400,903
Auto Trader Group plc	42,704	315,104
B&M European Value Retail S.A.	176,245	845,088
Balfour Beatty plc	328,787	1,151,861
Bank of Georgia Group plc	11,581	231,379
Beazley plc	104,166	743,401
Biffa plc	83,467	310,815
Big Yellow Group plc	14,278	221,851
Bodycote plc	64,909	734,126
Brewin Dolphin Holdings plc	58,973	280,346
Britvic plc	55,147	672,871
C&C Group plc	73,111	345,624
Card Factory plc	191,861	224,470
Centamin plc	419,192	751,834
Chemring Group plc	113,864	408,972
Cineworld Group plc	132,313	308,832
Clarkson plc	5,720	220,555
Close Brothers Group plc	42,304	791,012
Coats Group plc	302,196	302,081
Computacenter plc	33,981	805,002
ConvaTec Group plc	324,009	887,639
Costain Group plc	85,315	220,585
Countryside Properties plc	85,147	548,691
Cranswick plc	19,044	898,272
Crest Nicholson Holdings plc	133,263	878,413
Daily Mail & General Trust plc	60,723	651,636
De La Rue plc	73,884	136,589
Dechra Pharmaceuticals plc	5,112	191,554
Derwent London plc	8,302	449,810
Dignity plc	25,621	192,507
Diploma plc	15,154	389,811
Domino's Pizza Group plc	81,370	331,402
Dunelm Group plc	27,128	415,653
EI Group plc *	192,348	721,855
Electrocomponents plc	90,808	793,282
Elementis plc	213,156	359,263
Equiniti Group plc	73,666	199,221
Essentra plc	111,689	617,963
Evraz plc	137,321	637,557
Ferrexpo plc	136,324	250,133
Frasers Group plc *	135,896	845,930
Fresnillo plc	46,606	407,109
Security	Number of Shares	Value ($)
Galliford Try Holdings PLC	80,481	158,584
Games Workshop Group plc	3,263	285,174
Genus plc	7,120	289,245
Grafton Group plc	93,252	1,132,881
Grainger plc	84,321	329,229
Great Portland Estates plc	34,525	424,537
Greencore Group plc	181,191	586,135
Greggs plc	23,867	710,379
GVC Holdings plc	30,975	358,156
Halfords Group plc	240,870	520,679
Halma plc	31,227	866,751
Hammerson plc	170,929	525,980
Hargreaves Lansdown plc	16,108	365,644
Headlam Group plc	55,555	383,675
Hikma Pharmaceuticals plc	23,397	564,976
Hill & Smith Holdings plc	19,223	359,609
HomeServe plc	31,180	527,840
Howden Joinery Group plc	128,434	1,165,140
Hunting plc	59,822	241,519
Ibstock plc	117,023	448,979
IG Group Holdings plc	122,368	1,072,614
Indivior plc *	753,870	377,588
Intermediate Capital Group plc	53,243	1,221,095
International Personal Finance plc	310,448	647,716
Intu Properties plc *(a)	1,081,685	243,536
IWG plc	160,959	936,987
J.D. Wetherspoon plc	20,853	427,089
JD Sports Fashion plc	45,165	488,424
John Laing Group plc	67,615	316,257
Jupiter Fund Management plc	163,536	829,721
Just Group plc *	717,848	739,376
KAZ Minerals plc	39,896	229,946
Keller Group plc	72,141	796,392
Kier Group plc	312,293	369,083
Lancashire Holdings Ltd.	75,695	747,665
Lookers plc	650,725	474,324
Man Group plc	433,086	877,757
Mapeley Ltd. *(b)	2,199	—
Marshalls plc	30,944	322,602
Marston's plc	367,820	508,534
McCarthy & Stone plc	217,668	423,673
Mediclinic International plc	109,046	530,354
Melrose Industries plc	292,016	894,938
Mitchells & Butlers plc *	121,831	643,511
Mitie Group plc	150,154	263,512
Moneysupermarket.com Group plc	98,301	421,962
Morgan Advanced Materials plc	119,146	490,877
Morgan Sindall Group plc	24,503	592,766
N Brown Group plc	190,711	206,378
National Express Group plc	158,723	936,884
Northgate plc	139,261	489,158
Ocado Group plc *	15,211	245,257
OneSavings Bank plc	47,560	267,918
Pagegroup plc	108,914	656,686
Paragon Banking Group plc	56,749	380,680
PayPoint plc	15,847	209,050
Pendragon plc	4,041,186	655,308
Petra Diamonds Ltd. *	1,417,464	177,817
Petrofac Ltd.	171,097	787,041
Pets at Home Group plc	230,406	857,988
Phoenix Group Holdings plc	105,567	1,053,830
Playtech plc	162,566	740,821
Plus500 Ltd.	42,187	496,469
Polymetal International plc	60,504	1,026,433
Polypipe Group plc	44,189	316,557
Premier Oil plc *(a)	729,889	963,526
Provident Financial plc	176,586	1,081,827
PZ Cussons plc	82,608	209,877
QinetiQ Group plc	170,342	792,677

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quilter plc	125,169	280,287
Rathbone Brothers plc	7,062	183,170
Redrow plc	63,384	665,404
Renewi plc	483,733	227,402
Renishaw plc	4,492	235,163
Rhi Magnesita N.V.	3,638	153,125
Rightmove plc	41,843	362,634
Rotork plc	150,231	601,962
Royal Bank of Scotland Group plc	179,549	514,265
RPS Group plc	178,749	410,706
Safestore Holdings plc	21,079	224,070
Saga plc	1,061,674	586,292
Savills plc	44,507	731,117
Schroders plc	20,867	883,497
Segro plc	66,724	801,215
Senior plc	206,546	454,119
Serco Group plc *	286,025	597,137
SIG plc	446,582	545,483
Signature Aviation plc	213,480	818,608
Spectris plc	29,863	1,039,829
Spirax-Sarco Engineering plc	7,176	843,000
Spire Healthcare Group plc	257,063	444,682
SSP Group plc	72,540	615,663
St. Modwen Properties plc	41,979	273,286
Stagecoach Group plc	321,135	578,840
Stock Spirits Group plc	60,140	161,434
Superdry plc	63,454	321,590
Synthomer plc	93,421	416,718
TalkTalk Telecom Group plc	318,131	497,065
Ted Baker plc	18,549	54,720
Telecom Plus plc	18,320	365,776
The Go-Ahead Group plc	24,471	661,790
The Restaurant Group plc	244,540	415,539
The Unite Group plc	19,295	323,977
Thomas Cook Group plc *(a)(b)	4,104,924	—
TP ICAP plc	98,998	517,655
TT Electronics plc	91,561	286,548
Tullow Oil plc	100,836	66,889
Tyman plc	85,084	305,040
UDG Healthcare plc	61,234	605,684
Ultra Electronics Holdings plc	20,154	600,930
Vesuvius plc	104,428	599,853
Victrex plc	18,304	534,123
Vistry Group plc	98,036	1,786,500
WH Smith plc	26,849	845,816
Wizz Air Holdings plc *	5,728	315,739
		83,466,047
Total Common Stock
(Cost $676,693,441)		744,915,769

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	9,678	564,576
Jungheinrich AG	19,101	419,392
Sartorius AG	1,430	332,781
Schaeffler AG	62,557	624,078
Sixt SE	4,972	344,879
Total Preferred Stock
(Cost $2,336,117)		2,285,706

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Norway 0.0%
XXL A.S.A. *(b)	8,404	—
Total Rights
(Cost $—)		—

Other Investment Company 1.6% of net assets

United States 1.6%
Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	11,768,712	11,768,712
Total Other Investment Company
(Cost $11,768,712)		11,768,712
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Australian Dollar
0.43%, 02/03/20 (d)	91	61
Canadian Dollar
0.82%, 02/03/20 (d)	52,015	39,304
Danish Krone
(1.00%), 02/03/20 (d)(e)	7,494	1,112
Hong Kong Dollar
1.12%, 02/03/20 (d)	803	103
New Zealand Dollar
0.55%, 02/03/20 (d)	6	4
Norwegian Krone
0.65%, 02/03/20 (d)	15,429	1,677
Singapore Dollar
0.71%, 02/03/20 (d)	157	115
Swedish Krona
(0.17%), 02/03/20 (d)(e)	58,846	6,113
Swiss Franc
(1.57%), 02/03/20 (d)(e)	4,515	4,688
Citibank
Euro
(0.67%), 02/03/20 (d)(e)	38,370	42,554
Pound Sterling
0.32%, 02/03/20 (d)	76,362	100,836
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 02/03/20 (d)(e)	4,480,236	41,348
Total Short-Term Investments
(Cost $237,915)		237,915

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	47	4,644,775	(56,458)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,115,725.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$264,712,778	$—	$264,712,778
Australia	614,924	38,155,847	—*	38,770,771
Austria	2,484,079	2,276,048	—	4,760,127
Belgium	2,713,886	6,663,204	—	9,377,090
Canada	60,437,773	—	—	60,437,773
Denmark	2,855,642	6,327,428	—	9,183,070
Finland	3,119,842	5,887,137	447,364	9,454,343
France	5,825,250	25,636,362	—	31,461,612
Germany	5,260,559	23,201,328	—	28,461,887
Greece	—	—	—*	—
Hong Kong	2,392,582	26,819,910	—*	29,212,492
Ireland	2,317,923	496,033	—	2,813,956
Italy	4,136,522	14,090,363	66,553*	18,293,438
Luxembourg	—	—	—*	—
Netherlands	3,666,142	8,823,506	—	12,489,648
New Zealand	393,878	7,009,531	—	7,403,409
Norway	2,886,551	8,800,600	—	11,687,151
Poland	2,617,618	5,523,426	—	8,141,044
Portugal	1,166,643	1,890,796	—*	3,057,439
Republic of Korea	1,986,684	35,470,128	—	37,456,812
Singapore	1,358,292	9,515,390	—	10,873,682
Spain	4,040,823	7,763,497	8,522*	11,812,842
Sweden	4,017,960	20,262,210	—	24,280,170
Switzerland	3,641,460	23,508,080	158,648	27,308,188
United Kingdom	41,682,273	41,783,774	—*	83,466,047
Preferred Stock
Germany	564,576	1,721,130	—	2,285,706
Rights[1]
Norway	—	—	—*	—
Other Investment Company[1]	11,768,712	—	—	11,768,712
Short-Term Investments[1]	—	237,915	—	237,915
Liabilities
Futures Contracts[2]	(56,458)	—	—	(56,458)
Total	$171,894,136	$586,576,421	$681,087	$759,151,644
*	Level 3 amount shown includes securities determined to have no value at January 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 93.2% of net assets

Brazil 6.1%
Ambev S.A.	747,350	3,114,976
B3 S.A. - Brasil Bolsa Balcao	86,333	971,664
Banco Bradesco S.A.	212,671	1,556,820
Banco do Brasil S.A.	398,615	4,517,997
BRF S.A. *	199,118	1,420,412
CCR S.A.	255,500	1,088,199
Centrais Eletricas Brasileiras S.A.	44,316	405,845
Cia Energetica de Minas Gerais	36,800	143,072
Cielo S.A.	473,234	781,246
Cogna Educacao	340,400	923,609
Companhia de Saneamento Basico do Estado de Sao Paulo	79,710	1,135,364
Embraer S.A. *	267,151	1,131,583
JBS S.A.	394,300	2,539,297
Petrobras Distribuidora S.A.	136,700	919,292
Petroleo Brasileiro S.A.	769,358	5,452,299
Tim Participacoes S.A.	297,747	1,164,541
Ultrapar Participacoes S.A.	573,328	3,381,653
Vale S.A. *	850,897	9,987,996
		40,635,865

Chile 0.8%
Cencosud S.A.	900,626	1,113,616
Empresas Copec S.A.	172,375	1,537,770
Enel Americas S.A.	7,052,323	1,387,906
Latam Airlines Group S.A.	90,984	755,563
S.A.C.I. Falabella	132,013	517,587
		5,312,442

China 25.7%
Agile Group Holdings Ltd.	588,000	773,772
Agricultural Bank of China Ltd., H Shares	9,447,600	3,647,516
Alibaba Group Holding Ltd. ADR *	26,813	5,539,298
Anhui Conch Cement Co., Ltd., H Shares	200,000	1,276,538
Baidu, Inc. ADR *	21,569	2,665,066
Bank of China Ltd., H Shares	26,981,234	10,437,064
Bank of Communications Co., Ltd., H Shares	2,581,000	1,653,299
China Cinda Asset Management Co., Ltd., H Shares	4,075,000	815,011
China CITIC Bank Corp., Ltd., H Shares	3,253,000	1,698,092
China Communications Construction Co., Ltd., H Shares	1,843,322	1,302,660
China Communications Services Corp., Ltd., H Shares	1,009,000	677,242
China Construction Bank Corp., H Shares	28,893,960	21,888,215
China Evergrande Group	461,000	1,018,655
Security	Number of Shares	Value ($)
China Huarong Asset Management Co., Ltd., H Shares	7,842,000	1,029,523
China Life Insurance Co., Ltd., H Shares	789,000	1,884,159
China Merchants Bank Co., Ltd., H Shares	634,650	3,060,003
China Minsheng Banking Corp., Ltd., H Shares	2,401,300	1,676,404
China Mobile Ltd.	1,787,055	14,688,970
China National Building Material Co., Ltd., H Shares	1,952,000	1,866,006
China Overseas Land & Investment Ltd.	806,000	2,590,829
China Pacific Insurance Group Co., Ltd., H Shares	329,600	1,099,384
China Petroleum & Chemical Corp., H Shares	23,550,400	12,402,145
China Railway Construction Corp., Ltd., H Shares	989,000	965,006
China Railway Group Ltd., H Shares	1,827,000	1,002,049
China Resources Beer Holdings Co., Ltd.	159,000	735,651
China Resources Land Ltd.	467,000	1,942,684
China Resources Power Holdings Co., Ltd.	1,124,000	1,508,969
China Shenhua Energy Co., Ltd., H Shares	1,434,000	2,520,021
China Telecom Corp., Ltd., H Shares	7,354,000	2,861,338
China Unicom (Hong Kong) Ltd.	3,041,056	2,536,907
China Vanke Co., Ltd., H Shares	231,200	815,063
CITIC Ltd.	1,893,000	2,140,580
CNOOC Ltd.	5,038,075	7,542,187
Country Garden Holdings Co., Ltd.	992,000	1,254,493
Dongfeng Motor Group Co., Ltd., H Shares	1,019,000	761,479
ENN Energy Holdings Ltd.	78,300	910,230
Fosun International Ltd.	608,000	804,055
GCL-Poly Energy Holdings Ltd. *	16,957,000	644,484
Geely Automobile Holdings Ltd.	538,000	852,518
Great Wall Motor Co., Ltd., H Shares	1,287,300	850,598
Guangzhou R&F Properties Co., Ltd., H Shares	531,200	801,301
Haier Electronics Group Co., Ltd.	319,000	958,186
Hengan International Group Co., Ltd.	120,500	877,739
Huaneng Power International, Inc., H Shares	2,296,000	1,083,567
Industrial & Commercial Bank of China Ltd., H Shares	22,038,172	14,628,348
JD.com, Inc. ADR *	41,945	1,580,907
Jiangxi Copper Co., Ltd., H Shares	1,076,000	1,268,759
Kingboard Holdings Ltd.	360,500	948,632
Kunlun Energy Co., Ltd.	960,000	743,590
Longfor Group Holdings Ltd.	224,000	945,314
NetEase, Inc. ADR	5,019	1,609,894
PetroChina Co., Ltd., H Shares	11,412,000	5,032,031
PICC Property & Casualty Co., Ltd., H Shares	1,840,000	1,967,788

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., H Shares	413,500	4,675,796
Shimao Property Holdings Ltd.	356,000	1,148,810
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,378,000	604,628
Sinopharm Group Co., Ltd., H Shares	316,800	1,030,844
Tencent Holdings Ltd.	139,200	6,638,472
		170,882,769

Colombia 0.3%
Bancolombia S.A.	60,510	750,890
Ecopetrol S.A.	1,522,230	1,415,407
		2,166,297

Czech Republic 0.2%
CEZ A/S	58,594	1,283,106

Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR	167,632	881,744

Greece 1.0%
Alpha Bank AE *	986,244	1,973,932
Hellenic Telecommunications Organization S.A.	61,630	920,419
National Bank of Greece S.A. *	421,656	1,338,438
Piraeus Bank S.A. *	628,840	2,233,180
		6,465,969

Hungary 0.5%
MOL Hungarian Oil & Gas plc	189,514	1,607,309
OTP Bank Nyrt	30,166	1,397,348
		3,004,657

India 7.2%
Axis Bank Ltd.	150,659	1,537,824
Bharat Petroleum Corp., Ltd.	428,264	2,747,061
Bharti Airtel Ltd. *	325,091	2,261,730
Coal India Ltd.	459,363	1,165,836
HCL Technologies Ltd.	159,042	1,318,374
Hero MotoCorp Ltd.	21,999	768,420
Hindalco Industries Ltd.	412,830	1,089,136
Hindustan Petroleum Corp., Ltd.	410,609	1,338,869
Housing Development Finance Corp., Ltd.	81,071	2,739,878
Indian Oil Corp., Ltd.	1,375,530	2,184,883
Infosys Ltd.	456,344	4,983,484
ITC Ltd.	291,239	958,726
JSW Steel Ltd.	274,154	955,679
Mahindra & Mahindra Ltd.	96,035	761,749
Maruti Suzuki India Ltd.	13,108	1,265,844
NTPC Ltd.	641,857	1,015,080
Oil & Natural Gas Corp., Ltd.	1,485,113	2,259,749
Rajesh Exports Ltd.	91,379	922,274
Reliance Industries Ltd.	306,946	6,054,333
State Bank of India *	353,386	1,571,236
Sun Pharmaceutical Industries Ltd.	138,606	843,592
Tata Consultancy Services Ltd.	82,829	2,413,280
Tata Motors Ltd. *	1,068,715	2,621,147
Tata Motors Ltd., Class A *	445,146	461,186
Tata Steel Ltd.	138,044	841,249
Security	Number of Shares	Value ($)
Vedanta Ltd.	934,621	1,789,998
Wipro Ltd.	231,609	770,367
		47,640,984

Indonesia 1.3%
PT Astra International Tbk	4,447,900	2,053,317
PT Bank Central Asia Tbk	443,200	1,047,290
PT Bank Mandiri (Persero) Tbk	2,544,000	1,391,047
PT Bank Rakyat Indonesia (Persero) Tbk	5,651,800	1,837,427
PT Telekomunikasi Indonesia (Persero) Tbk	9,259,900	2,568,483
		8,897,564

Kuwait 0.5%
Kuwait Finance House KSCP	360,448	991,920
Mobile Telecommunications Co. KSC	711,235	1,347,471
National Bank of Kuwait SAKP	318,529	1,100,544
		3,439,935

Malaysia 1.8%
Axiata Group Berhad	1,230,213	1,284,872
CIMB Group Holdings Berhad	1,267,676	1,520,191
Genting Berhad	801,800	1,072,662
Malayan Banking Berhad	1,050,361	2,155,589
Petronas Chemicals Group Berhad	493,600	742,566
Public Bank Berhad	342,565	1,549,128
Tenaga Nasional Berhad	1,075,600	3,256,108
		11,581,116

Mexico 4.2%
Alfa S.A.B. de C.V., Class A	1,801,300	1,347,960
America Movil S.A.B. de C.V., Series L	10,206,219	8,474,800
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	280,300	401,859
Cemex S.A.B. de C.V., Series CPO	7,732,556	3,110,128
Coca-Cola Femsa S.A.B. de C.V.	128,100	779,223
Fomento Economico Mexicano S.A.B. de C.V.	360,015	3,246,051
Grupo Bimbo S.A.B. de C.V., Series A	614,400	1,099,355
Grupo Financiero Banorte S.A.B. de C.V., Class O	431,400	2,650,431
Grupo Mexico S.A.B. de C.V., Series B	941,736	2,514,885
Grupo Televisa S.A.B., Series CPO	676,517	1,497,643
Wal-Mart de Mexico S.A.B. de C.V.	1,035,437	3,005,674
		28,128,009

Philippines 0.3%
PLDT, Inc.	53,555	1,041,879
SM Investments Corp.	38,700	736,036
		1,777,915

Qatar 0.5%
Ooredoo QPSC	534,643	1,017,936
Qatar National Bank QPSC	451,664	2,525,831
		3,543,767

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Russia 13.8%
Alrosa PJSC	817,150	1,024,992
Gazprom PJSC - USD	7,402,870	26,247,986
Gazprom PJSC	282,200	997,332
Inter RAO UES PJSC	23,962,001	2,161,722
Lukoil PJSC	249,787	25,591,081
Magnit PJSC	55,618	3,242,045
MMC Norilsk Nickel PJSC	9,143	2,974,380
Mobile TeleSystems PJSC	557,702	2,847,060
NovaTek PJSC	98,480	1,779,918
Rosneft Oil Co. PJSC	655,640	4,927,234
Rostelecom PJSC	728,750	1,003,011
Sberbank of Russia PJSC	2,101,110	8,287,780
Severstal PJSC	67,870	967,456
Sistema PJSC FC	6,479,500	1,856,267
Surgutneftegas PJSC	3,501,705	2,521,774
Tatneft PJSC	318,090	3,785,986
VTB Bank PJSC	2,174,280,000	1,578,527
		91,794,551

South Africa 5.3%
Absa Group Ltd.	243,965	2,220,129
AngloGold Ashanti Ltd.	61,872	1,262,258
Aspen Pharmacare Holdings Ltd. *	114,703	882,923
Barloworld Ltd.	137,005	846,624
Bid Corp., Ltd.	71,012	1,572,025
FirstRand Ltd.	506,387	1,940,699
Gold Fields Ltd.	290,172	1,878,481
MTN Group Ltd.	1,048,119	5,610,986
MultiChoice Group *	9,527	67,775
Naspers Ltd., N Shares	7,108	1,152,893
Nedbank Group Ltd.	99,712	1,294,325
Remgro Ltd.	63,015	761,408
Sanlam Ltd.	243,887	1,194,211
Sappi Ltd.	297,950	756,960
Sasol Ltd.	292,338	4,644,099
Shoprite Holdings Ltd.	178,294	1,383,842
Standard Bank Group Ltd.	284,292	2,965,382
Steinhoff International Holdings N.V. *	18,707,604	1,120,810
The Bidvest Group Ltd.	68,798	948,875
Tiger Brands Ltd.	51,997	682,507
Vodacom Group Ltd.	172,517	1,341,013
Woolworths Holdings Ltd.	317,604	930,824
		35,459,049

Taiwan 18.1%
Acer, Inc.	1,590,496	879,594
Asustek Computer, Inc.	465,041	3,424,949
AU Optronics Corp.	11,141,800	3,696,154
Catcher Technology Co., Ltd.	200,000	1,583,818
Cathay Financial Holding Co., Ltd.	1,341,599	1,795,689
Cheng Shin Rubber Industry Co., Ltd.	688,000	890,909
China Steel Corp.	3,347,198	2,550,494
Chunghwa Telecom Co., Ltd.	727,906	2,600,534
Compal Electronics, Inc.	4,363,305	2,627,415
CTBC Financial Holding Co., Ltd.	2,606,201	1,890,244
Delta Electronics, Inc.	408,590	1,909,048
Far Eastern New Century Corp.	1,376,817	1,276,374
Far EasTone Telecommunications Co., Ltd.	340,622	771,545
First Financial Holding Co., Ltd.	1,202,346	935,703
Formosa Chemicals & Fibre Corp.	788,442	2,200,812
Formosa Petrochemical Corp.	362,330	1,071,435
Formosa Plastics Corp.	684,732	2,102,612
Foxconn Technology Co., Ltd.	431,317	856,029
Fubon Financial Holding Co., Ltd.	1,829,674	2,713,348
Security	Number of Shares	Value ($)
Hon Hai Precision Industry Co., Ltd.	7,637,572	20,766,604
Innolux Corp.	14,666,357	4,216,390
Inventec Corp.	1,936,639	1,457,946
Largan Precision Co., Ltd.	7,050	1,095,059
Lite-On Technology Corp.	801,167	1,241,171
MediaTek, Inc.	267,338	3,382,461
Mega Financial Holding Co., Ltd.	1,491,340	1,549,499
Nan Ya Plastics Corp.	1,171,622	2,685,300
Pegatron Corp.	2,021,264	4,190,798
Pou Chen Corp.	1,000,267	1,155,307
President Chain Store Corp.	84,000	826,409
Quanta Computer, Inc.	1,163,500	2,362,306
Synnex Technology International Corp.	872,850	1,077,164
Taiwan Cement Corp.	915,467	1,266,792
Taiwan Mobile Co., Ltd.	240,334	851,261
Taiwan Semiconductor Manufacturing Co., Ltd.	2,565,803	26,464,213
Uni-President Enterprises Corp.	899,678	2,143,455
United Microelectronics Corp.	5,190,965	2,533,994
Walsin Lihwa Corp.	1,828,000	889,145
Wistron Corp.	2,263,682	2,017,398
WPG Holdings Ltd.	1,175,880	1,474,150
Yuanta Financial Holding Co., Ltd.	1,283,000	830,845
		120,254,373

Thailand 3.0%
Advanced Info Service PCL NVDR	174,675	1,135,627
Charoen Pokphand Foods PCL NVDR	965,600	923,764
CP ALL PCL NVDR	369,700	835,829
Kasikornbank PCL NVDR	376,400	1,683,760
Krung Thai Bank PCL. NVDR	1,612,900	829,903
PTT Exploration & Production PCL NVDR	333,800	1,320,961
PTT Global Chemical PCL NVDR	979,600	1,522,344
PTT PCL NVDR	4,998,770	6,897,365
Thai Oil PCL NVDR	537,400	886,882
The Siam Cement PCL NVDR	207,200	2,366,696
The Siam Commercial Bank PCL NVDR	500,800	1,562,265
		19,965,396

Turkey 1.9%
Akbank T.A.S. *	1,201,905	1,658,651
BIM Birlesik Magazalar A/S	108,957	886,834
Eregli Demir ve Celik Fabrikalari TAS	714,541	1,109,814
Haci Omer Sabanci Holding A/S	645,989	1,050,254
KOC Holding A/S	447,450	1,456,286
Tupras-Turkiye Petrol Rafinerileri A/S	54,584	1,025,475
Turk Hava Yollari AO *	355,856	813,419
Turkcell Iletisim Hizmetleri A/S	601,442	1,414,961
Turkiye Garanti Bankasi A/S *	926,269	1,838,151
Turkiye Halk Bankasi A/S *	874,028	1,010,010
		12,263,855

United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	342,691	710,755
Emaar Properties PJSC	814,131	888,370
Emirates Telecommunications Group Co. PJSC	331,415	1,468,925
First Abu Dhabi Bank PJSC	180,572	757,613
		3,825,663
Total Common Stock
(Cost $563,994,269)		619,205,026

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 6.6% of net assets

Brazil 4.7%
Banco Bradesco S.A.	814,194	6,252,940
Centrais Eletricas Brasileiras S.A., Class B	34,120	325,616
Cia Brasileira de Distribuicao *	57,515	1,142,618
Companhia Energetica de Minas Gerais	449,908	1,570,570
Gerdau S.A.	511,306	2,393,799
Itau Unibanco Holding S.A.	1,179,179	9,036,720
Itausa - Investimentos Itau S.A.	257,007	771,753
Metalurgica Gerdau S.A.	563,777	1,254,564
Petroleo Brasileiro S.A.	979,854	6,509,328
Telefonica Brasil S.A.	142,272	1,972,992
		31,230,900

Colombia 0.2%
Bancolombia S.A.	97,412	1,273,192

Russia 1.7%
Surgutneftegas PJSC	4,311,900	2,434,896
Tatneft PJSC	26,770	299,891
Transneft PJSC	3,242	8,363,916
		11,098,703
Total Preferred Stock
(Cost $32,378,813)		43,602,795
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
BNP Paribas
Euro
(0.67%), 02/03/20 (a)(b)	22,010	24,410
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Hong Kong Dollar
1.12%, 02/03/20 (a)	1,151,350	148,244
South African Rand
5.10%, 02/03/20 (a)	669,351	44,598
Total Short-Term Investments
(Cost $217,252)		217,252

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/20/20	28	1,470,140	(67,378)
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
(b)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$57,544,169	$—	$57,544,169
Brazil	40,635,865	—	—	40,635,865
China	11,395,165	159,487,604	—	170,882,769
Colombia	2,166,297	—	—	2,166,297
Czech Republic	1,283,106	—	—	1,283,106
Egypt	881,744	—	—	881,744
Hungary	1,607,309	1,397,348	—	3,004,657
India	7,455,956	40,185,028	—	47,640,984
Kuwait	1,100,544	2,339,391	—	3,439,935
Mexico	28,128,009	—	—	28,128,009
Russia	88,635,497	3,159,054	—	91,794,551
South Africa	4,028,142	31,430,907	—	35,459,049
Taiwan	851,261	119,403,112	—	120,254,373
Turkey	813,419	11,450,436	—	12,263,855
United Arab Emirates	1,468,925	2,356,738	—	3,825,663
Preferred Stock
Brazil	31,230,900	—	—	31,230,900
Colombia	1,273,192	—	—	1,273,192
Russia	10,798,812	299,891	—	11,098,703
Short-Term Investments[1]	—	217,252	—	217,252
Liabilities
Futures Contracts[2]	(67,378)	—	—	(67,378)
Total	$233,686,765	$429,270,930	$—	$662,957,695
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JAN20